December 31, 2002 Prospectus for

NEW YORK

KEYPORT ADVISOR VARIABLE ANNUITY

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Annuities are:
not insured by the FDIC or any other federal government agency;
not a deposit or other obligation of, or
guaranteed by, the depository institution;
subject to investment risks, including the
possible loss of principal amount invested.

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PROSPECTUS FOR

THE KEYPORT ADVISOR VARIABLE ANNUITY

GROUP FLEXIBLE PURCHASE PAYMENT

DEFERRED VARIABLE ANNUITY CONTRACTS

ISSUED BY

VARIABLE ACCOUNT A

OF

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

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This prospectus describes the Keyport Advisor variable annuity group Contracts and Certificates offered by Sun Life Insurance and Annuity Company of New York ("Sun Life (NY)"). All discussion of Certificates applies to the Contracts unless specified otherwise. The Certificates currently are not offered for sale. If you currently own a Certificate, you may pay additional Purchase Payments.

Under the Certificate, you may elect to have value accumulate on a variable or fixed basis. You may also elect to receive periodic annuity payments on either a variable or a fixed basis. This prospectus generally describes only the variable features of the Certificate. For a summary of the Fixed Account and its features, see Appendix A. The Certificates are designed to help you in your retirement planning. You may purchase them on a tax qualified or non-tax qualified basis. Because they are offered on a flexible payment basis, you are permitted to make multiple payments.

We will allocate your purchase payments to the investment options and the Fixed Account in the proportions you choose. The Certificate currently offers eighteen investment options, each of which is a Sub-account of KBL Variable Account A. Currently, you may choose among the Sub-accounts investing in the following Eligible Funds:

THE ALGER AMERICAN FUND: Alger American Growth Portfolio and Alger American Small Capitalization Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.: Global Bond Portfolio and Premier Growth Portfolio

LIBERTY VARIABLE INVESTMENT TRUST: Colonial International Fund for Growth, Variable Series; Colonial Strategic Income Fund, Variable Series; Colonial U.S. Growth & Income Fund, Variable Series; Liberty All-Star Equity Fund, Variable Series; Liberty Value Fund, Variable Series; Newport Tiger Fund, Variable Series; and Stein Roe Global Utilities Fund, Variable Series

MFS VARIABLE INSURANCE TRUST: MFS Emerging Growth Series and MFS Research Series

STEINROE VARIABLE INVESTMENT TRUST: Liberty Federal Securities Fund, Variable Series Stein Roe Balanced Fund, Variable Series; Stein Roe Growth Stock Fund, Variable Series; Stein Roe Money Market Fund, Variable Series; and Stein Roe Small Company Growth Fund, Variable Series

You may not purchase a Certificate if either you or the Annuitant are 90 years old or older before we receive your application. You may not purchase a tax-qualified Certificate if you or the Annuitant are 75 years old or older before we receive your application (age 90 applies to Roth IRAs).

The purchase of a Contract or Certificate involves certain risks. Investment performance of the Sub-accounts may vary based on the performance of the related Eligible Funds. We do not guarantee any minimum Certificate Value for amounts allocated to the Sub-accounts.

The Variable Account may offer other certificates with different features, fees and charges, and other Sub-accounts which may invest in different or additional mutual funds. Separate prospectuses and statements of additional information will describe other certificates. The agent selling the Certificates has information concerning the eligibility for and the availability of the other certificates.

This prospectus contains important information about the Contracts and Certificates you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this prospectus and is incorporated by reference in this prospectus. You may obtain a free copy by writing us at P.O. Box 9133, Wellesley Hills, MA 02481, by calling (800) 437-4466, or by returning the postcard on the back cover of this prospectus. A table of contents for the SAI appears on page 33 of this prospectus.

The date of this prospectus is December 31, 2002.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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DEFINITIONS

Accumulation Unit: A unit of measurement used to calculate Variable Account Value.

Annuitant: The natural person on whose life annuity benefits are based and who will receive annuity payments starting on the Income Date.

Certificate Anniversary: Each anniversary of the Certificate Date.

Certificate Date: The date when the Certificate becomes effective.

Certificate Owner ("You"): The person(s) having the privileges of ownership defined in the Certificate.

Certificate Value: The sum of the Variable Account Value and the Fixed Account Value under your Certificate at a given time.

Certificate Withdrawal Value: The Certificate Value less any premium taxes and certificate maintenance charge and applicable contingent deferred sales charges.

Certificate Year: Each twelve-month period beginning on the Certificate Date and each Certificate Anniversary thereafter.

Company ("We", "Us", "Our", "Sun Life (NY)"): Sun Life Insurance and Annuity Company of New York.

Covered Person: The person(s) identified in the Certificate whose death may result in an adjustment of Certificate Value, a waiver of any contingent deferred sales charges or whose medical stay in a hospital or nursing facility may allow the Certificate Owner to be eligible for either a total or partial waiver of the contingent deferred sales charge.

Designated Beneficiary: The person designated to receive any death benefits under the Certificate.

Eligible Funds: The underlying mutual funds in which the Variable Account invests.

Fixed Account: Part of our general account to which purchase payments or Certificate Values may be allocated or transferred.

Fixed Account Value: The value of all Fixed Account amounts accumulated under the Certificate prior to the Income Date.

Guarantee Period Anniversary: An anniversary of a Guarantee Period's Start Date.

Guarantee Period Month: The first Guarantee Period Month is the monthly period which begins on the Start Date. Later Guarantee Period Months begin on the same day in the following months.

Guarantee Period Year: The twelve-month period which begins on the Start Date. Guarantee Period Years thereafter begin on each Guaranteed Period Anniversary.

In Force: The status of the Certificate before the Income Date so long as:

(1)	it is not totally surrendered,

(2)	the Certificate Value under a Certificate does not go to zero, and

(3)	there has not been a death of the Annuitant or any Certificate Owner that will cause the Certificate to end within at most five years of the date of death.

Income Date: The date on which annuity payments are to begin.

Non-Qualified Certificate: Any Certificate that is not issued under a Qualified Plan.

Qualified Certificate: Certificates issued under Qualified Plans.

Qualified Plan: A retirement plan which receives special tax treatment under Sections 401, 403(b), 408(b) or 408A of the Internal Revenue Code ("Code") or a deferred compensation plan for a state and local government or another tax exempt organization under Section 457 of the Code.

Start Date: The date money is first allocated to a Guarantee Period of the Fixed Account.

Variable Account: KBL Variable Account A, which is a separate investment account of the Company into which purchase payments under the Certificates may be allocated. The Variable Account is divided into Sub-accounts, each of which invests in shares of an Eligible Fund.

Variable Account Value: The value of all Variable Account amounts accumulated under the Certificate prior to the Income Date.

Written Request: A request written on a form satisfactory to us, signed by you and a disinterested witness, and filed with us.

SUMMARY OF CERTIFICATE FEATURES

This summary does not contain all of the information that may be important to you. You should read the entire prospectus and Statement of Additional Information before deciding to invest. Further, individual state requirements, that differ from the information in this prospectus, are described in supplements to this prospectus or in endorsements to the Certificates.

The Certificate

The Certificate is a flexible premium deferred variable annuity certificate. It is designed for retirement planning purposes. It allows you to allocate purchase payments to and receive annuity payments from the Variable Account and/or the Fixed Account.

The Variable Account is a separate investment account we maintain. If you allocate payments to the Variable Account, your accumulation values and annuity payments will fluctuate according to the investment performance of the Eligible Funds chosen.

The Fixed Account is part of our "general account", which consists of all our assets except the Variable Account and the assets of other separate investment accounts we maintain. If you allocate payments to the Fixed Account, your accumulation value will increase at guaranteed interest rates and annuity payments will be of a fixed amount. (See Appendix A for more information on the Fixed Account.)

If you allocate payments to both the Variable and the Fixed Accounts, then the accumulation value and annuity payments will be variable in part and fixed in part.

Purchase of the Certificate

You may make multiple purchase payments. The minimum initial payment is $5,000. For individual retirement annuities the minimum payment is $2,000. The minimum amount for each subsequent payment is $1,000 or a lesser amount as we may permit from time to time which is currently $250. (See "Purchase Payments and Applications".)

Investment Choices

You can allocate and reallocate your investment among the Sub-accounts of the Variable Account which in turn invest in the Eligible Funds. Each Eligible Fund holds its assets separately from the assets of the other Eligible Funds. Each has its own investment objectives and policies described in the prospectuses for the Eligible Funds. Under the Certificate, the Variable Account currently invests in the following:

The Alger American Fund ("Alger American Fund")

  Alger American Growth Portfolio ("Alger Growth")

  Alger American Small Capitalization Portfolio ("Alger Small Cap")

Alliance Variable Products Series Fund, Inc. ("Alliance Series Fund")

  Global Bond Portfolio ("Alliance Global Bond")

  Premier Growth Portfolio ("Alliance Premier Growth")

Liberty Variable Investment Trust ("Liberty Trust")

  Colonial International Fund for Growth, Variable Series ("Colonial Int'l Fund for Growth")

  Colonial Strategic Income Fund, Variable Series ("Colonial Strategic Income")

  Colonial U.S. Growth & Income Fund, Variable Series ("Colonial U.S. Growth & Income")

  Liberty All-Star Equity Fund, Variable Series ("Liberty All-StarEquity")

  Liberty Value Fund, Variable Series ("Liberty Value")

  Newport Tiger Fund, Variable Series ("Newport Tiger")

  Stein Roe Global Utilities Fund, Variable Series ("Stein Roe Global Utilities")

MFS Variable Insurance Trust ("MFS Trust")

  MFS Emerging Growth Series ("MFS Emerging Growth")

  MFS Research Series ("MFS Research")

SteinRoe Variable Investment Trust ("SteinRoe Trust")

  Liberty Federal Securities Fund, Variable Series ("Liberty Federal Securities")

  Stein Roe Balanced Fund, Variable Series ("Stein Roe Balanced")

  Stein Roe Growth Stock Fund, Variable Series ("Stein Roe Growth Stock")

  Stein Roe Money Market Fund, Variable Series ("Stein Roe Money Market")

  Stein Roe Small Company Growth Fund, Variable Series ("Stein Roe Small Company Growth")

Fees and Charges

     Contingent Deferred Sales Charge.

There are no sales charges at the time of your purchase payment. We may deduct a charge in the event of a total or partial surrender. That charge is based on a table of charges. See page 6. The charge will not exceed 7% of that portion of the amount you surrender that represents purchase payments you made during the seven years immediately preceding your request for surrender. (See "Deductions for Contingent Deferred Sales Charge".)

     Mortality and Expense Risk Charge.

We deduct a mortality and expense risk charge at an annual rate of 1.25% of your average daily net asset value in the Variable Account. (See "Deductions for Mortality and Expense Risk Charge".)

     Distribution Charge.

We deduct a daily distribution charge at an annual rate of .15% of your daily net asset value in the Variable Account. (See "Deductions for Distribution Charge".)

     Certificate Maintenance Charge.

We deduct an annual $36 certificate maintenance charge from Variable Account Value for administrative expenses. In certain instances, we may waive this charge. (See "Deductions for Certificate Maintenance Charge".)

     Transfer Charge.

Currently, there is no transfer charge. However, the Certificate permits us to charge you up to $25 for each transfer in excess of 12 in each year your Certificate is In Force.

     Premium Taxes.

We charge premium taxes against your Certificate Value. Currently such premium taxes range from 0% to 3.5%. (See "Deductions for Premium Taxes".)

     Federal Income Taxes.

You will not pay federal income taxes on the increases in the value of your Certificate until you make a withdrawal, such as a lump sum payment or annuity payment, or make a gift or assignment. Some withdrawals may also be subject to a 10% federal penalty tax. (See "Tax Status".)

Free Look

Generally, you may revoke the Certificate by returning it to us within 10 days after you receive it. We will refund your Certificate Value as of the date we receive the returned Certificate. You will bear the investment risk during the revocation period. (See "Right to Revoke".)

FEE TABLE

Certificate Owner Transaction Expenses
Sales Load Imposed on Purchases:	0%
Maximum Contingent Deferred Sales Charge
(as a percentage of purchase payments):	7%
Years from Date of Payment	Sales Charge
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 or later	0%
Maximum Total Certificate Owner Transaction Expenses
(as a percentage of purchase payments):	7%

Annual Certificate Maintenance Charge	$36
Maximum Transfer Charge (currently $0):	$25*

Variable Account Annual Expenses

(as a percentage of average net assets)
Mortality and Expense Risk Charge:	1.25%
Distribution Charge:	.15%
Total Variable Account Annual Expenses:	1.40%

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*Applicable to each transfer after the first twelve transfers in each Certificate Year. We are currently waiving this fee. See "Deductions for Transfers of Variable Account Value".

Alger American Fund, Alliance Series Fund, Liberty Trust, MFS Trust, and SteinRoe Trust

Annual Expenses1

(Numbers in Parentheses Represent Expenses After Any Fee Waiver and/or Expense Reimbursement)2

(as a percentage of average net assets)

			Total Fund
	Management	Other	Operating
Fund	Fees	Expenses	Expenses
Alger Growth	.75%	.06%	.81%
Alger Small Cap	.85%	.07%	.92%
Alliance Global Bond	.65%	.42%	1.07%
Alliance Premier Growth	1.00%	.04%	1.04%
Colonial Int'l Fund for Growth	.90%	.33%	1.23%
Colonial Strategic Income	.65%	.20%	.85%
Colonial U.S. Growth & Income	.80%	.16%	.96%
Liberty All-Star Equity	.80%	.20%	1.00%
Liberty Value	.65%	.16%	.81%
Newport Tiger	.90%	.41%	1.31%
Stein Roe Global Utilities	.65%	.28%	.93%
MFS Emerging Growth	.75%	.12%	.87%
MFS Research	.75%	.15%	.90%
Liberty Federal Securities	.55%	.14%	.69%
Stein Roe Balanced	.60%	.11%	.71%
Stein Roe Growth Stock	.65%	.11%	.76%
Stein Roe Money Market	.50%	.06%	.56%
Stein Roe Small Company Growth	.65%	.19%	.84%.(80%)

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

1All Trust and Fund expenses are for 2001. The Stein Roe Trust expenses reflect such Fund's or Trust's adviser's agreement to waive fees or reimburse expenses above certain limits (see footnote 2).

2The manager of Alger American Fund has agreed to reimburse Alger Growth and Alger Small Cap to the extent that its annual operating expenses, excluding interest, taxes, fees for brokerage services and extraordinary expenses, exceed 1.50% of the average daily net assets of the fund for any fiscal year. The Alger American Fund's manager was not required to reimburse expenses in 2001.

The manager of Alliance Series Fund has agreed to continue voluntary expense reimbursements for Alliance Global Bond and Alliance Premier Growth for the foreseeable future. The manager of Alliance Series Fund did not reimburse expenses in 2001.

The manager and distributor of Liberty Trust have contractually agreed to reimburse all expenses, including management fees, but excluding interest, taxes, brokerage, and extraordinary expenses, in excess of the following percentage of average net assets of each Eligible Fund: 1.00% for Colonial Strategic Income, Colonial U.S. Growth & Income, Liberty All-Star Equity, Liberty Value and Stein Roe Global Utilities; and 1.75% for Colonial Int'l Fund for Growth and Newport Tiger. The Liberty Trust's manager and distributor were not required to reimburse expenses in 2001.

The manager of MFS Trust has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses", minus any amount received from the series' custodian under the expense offset arrangement described below, do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. In 2001, the manager did not provide expense reimbursements under these arrangements. Each series of MFS Trust has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these expense fee reductions been taken into account, "Other Expenses" would be lower, and total expenses for initial class shares would be estimated to be: .86% for Emerging Growth Series and .89% for Research Series.

The manager and distributor of SteinRoe Trust have contractually agreed to reimburse all expenses, including management fees, in excess of the following percentage of the average net assets of each Eligible Fund: for Stein Roe Balanced--.75%; for Stein Roe Growth Stock and Stein Roe Small Company Growth--.80%; for Liberty Federal Securities--.70%; and for Stein Roe Money Market--.65%. The following percentages are what expenses were after reimbursement: for Stein Roe Small Company Growth--.15% for other expenses and .80% for total expenses. The Stein Roe Trust's manager and distributor were not required to reimburse expenses in 2001 for Liberty Federal Securities, Stein Roe Balanced, Stein Roe Growth Stock and Stein Roe Money Market.

EXAMPLES

Example #1. If you surrender your Certificate at the end of the periods shown you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets. The example assumes that the fee waivers and expense reimbursements described above continue throughout the period shown.

Sub-account	1 Year	3 Years	5 Years	10 Years
Alger Growth	$92	$122	$162	$321
Alger Small Cap	93	125	168	335
Alliance Global Bond	95	130	177	354
Alliance Premier Growth	94	129	175	350
Colonial Int'l Fund for Growth	96	135	185	373
Colonial Strategic Income	93	123	164	326
Colonial U.S. Growth & Income	94	127	171	340
Liberty All-Star Equity	94	128	173	345
Liberty Value	97	137	190	383
Newport Tiger	93	126	169	356
Stein Roe Global Utilities	93	124	166	329
MFS Emerging Growth	93	125	167	332
MFS Research	91	119	157	308
Liberty Federal Securities	92	122	162	321
Stein Roe Balanced	92	121	159	315
Stein Roe Growth Stock	90	115	148	289
Stein Roe Money Market	91	118	155	306
Stein Roe Small Company Growth	92	122	162	320

Example #2. If you annuitize or if you do not surrender your Certificate at the end of the periods shown, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets. The example assumes that the fee waivers and expense reimbursements described above continue throughout the period shown.

Sub-Account	1 Year	3 Years	5 Years	10 Years
Alger Growth	$22	$73	$132	$321
Alger Small Cap	23	77	138	335
Alliance Global Bond	25	81	147	354
Alliance Premier Growth	24	80	145	350
Colonial Int'l Fund for Growth	26	86	155	373
Colonial Strategic Income	23	74	134	326
Colonial U.S. Growth & Income	24	78	141	340
Liberty All-Star Equity	24	79	143	345
Liberty Value	27	89	160	383
Newport Tiger	23	77	139	336
Stein Roe Global Utilities	23	75	136	329
MFS Emerging Growth	23	76	137	332
MFS Research	21	70	127	308
Liberty Federal Securities	22	73	132	321
Stein Roe Balanced	22	72	129	315
Stein Roe Growth Stock	20	65	118	289
Stein Roe Money Market	22	69	125	306
Stein Roe Small Company Growth	22	73	132	320

EXPLANATION OF FEE TABLE AND EXAMPLES

The purpose of the fee table is to illustrate the expenses you may directly or indirectly bear under a Certificate. The table reflects expenses of the Variable Account as well as the Eligible Funds. You should read "Deductions" in this prospectus and the sections relating to expenses of the Eligible Funds in their prospectuses. The fee table and examples do not include any taxes or tax penalties you may be required to pay if you surrender your Certificate.

We deduct contingent deferred sales charges only if you totally or partially surrender the Certificate. You will not incur a surrender charge in the following instances:

o

In the first Certificate Year, you may withdraw an aggregate amount up to the Certificate's earnings. Earnings equal the Certificate Value at the time of withdrawal less the portion of the purchase payments not previously withdrawn.

o	In the second and later Certificate Years you may withdraw:
(a) earnings, and
(b) an amount up to
(i) 10% of the Certificate Value as of the preceding Certificate Anniversary,
(ii) Less earnings.

The examples assume you did not make any transfers. We reserve the right to impose a transfer fee after we notify you. Currently, we do not impose any transfer fee. Premium taxes are not shown. We deduct the amount of any premium taxes (which range from 0% to 3.5%) from Certificate Value upon full surrender, death or annuitization.

We waive the certificate maintenance charge on the first Certificate Anniversary and in certain other instances.

The fee table and examples should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Deductions" in this prospectus, "Fees and Expenses" in the prospectus for Alger American Fund, "Management of the Portfolios" in the prospectus for Alliance Series Fund, "Trust Management Organizations" in the prospectus for Liberty Trust, "Expense Summary" in the prospectus for MFS Trust, and "Trust Management Organizations" in the prospectus for SteinRoe Trust.

CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values*
	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Sub-Account	of Year**	of Year	of Year	Year

Alger Growth	$19.876	$17.284	334,603	2001
	23.647	19.876	403,332	2000
	17.928	23.647	332,832	1999
	16.500	17.928	39,162	1998

Alger Small Cap	12.882	8.954	124,510	2001
	17.942	12.882	134,806	2000
	12.685	17.942	82,868	1999
	12.801	12.685	13,187	1998

Alliance Global Bond	10.201	10.032	166,326	2001
	10.224	10.201	200,185	2000
	11.042	10.224	161,545	1999
	10.064	11.042	35,345	1998

Alliance Premier Growth	21.091	17.219	620,131	2001
	25.636	21.091	705,492	2000
	19.646	25.636	560,338	1999
	18.251	19.646	69,571	1998

Colonial Int'l Fund for Growth	11.996	8.948	132,236	2001
	14.919	11.996	140,362	2000
	10.761	14.919	97,140	1999
	11.685	10.761	25,408	1998

Colonial Strategic Income	14.102	14.433	459,303	2001
	14.291	14.102	536,257	2000
	14.237	14.291	503,694	1999
	14.141	14.237	131,296	1998

Colonial U.S. Growth & Income	27.788	27.237	290,486	2001
	27.196	27.788	329,143	2000
	24.622	27.196	312,695	1999
	24.216	24.622	47,340	1998

Liberty All-Star Equity	13.203	11.361	299,199	2001
	12.609	13.203	346,236	2000
	11.777	12.609	328,210	1999
	11.632	11.777	42,845	1998

Liberty Value	25.353	24.955	323,911	2001
	22.079	25.353	377,505	2000
	21.211	22.079	386,932	1999
	21.496	21.211	67,044	1998

Newport Tiger	10.846	8.718	54,986	2001
	13.035	10.846	61,462	2000
	7.867	13.035	50,398	1999
	6.085	7.867	7,114	1998

Stein Roe Global Utilities	19.465	16.504	136,247	2001
	22.737	19.465	149,606	2000
	17.923	22.737	118,572	1999
	17.682	17.923	21,404	1998

MFS Emerging Growth	21.355	14.006	195,414	2001
	26.934	21.355	207,127	2000
	15.455	26.934	149,863	1999
	14.370	15.455	23,981	1998

MFS Research	16.531	12.837	226,044	2001
	17.617	16.531	253,895	2000
	14.400	17.617	201,473	1999
	14.269	14.400	37,827	1998

Liberty Federal Securities	20.526	21.665	168,463	2001
	18.762	20.526	172,453	2000
	18.826	18.762	156,132	1999
	18.415	18.826	56,960	1998

Stein Roe Balanced	29.460	26.381	298,434	20001
	30.197	29.460	322,045	2000
	27.188	30.197	251,340	1999
	26.558	27.188	39,968	1998

Stein Roe Growth Stock	52.532	39.052	125,235	2001
	60.541	52.532	148,617	2000
	44.829	60.541	119,672	1999
	43.593	44.829	13,356	1998

Stein Roe Money Market	15.437	15.774	374,438	2001
	14.762	15.437	339,638	2000
	14.284	14.762	258,681	1999
	14.063	14.284	88,828	1998

Stein Roe Small Company Growth	34.541	30.646	16,866	2001
	37.025	34.541	17,098	2000
	25.351	37.025	10,467	1999
	29.179	25.351	2,591	1998

* Accumulation Unit Values are rounded to the nearest tenth of a cent and numbers of accumulation units are rounded to the nearest whole number.

** Each beginning value for 1998 is as of July 22, 1998, which is the date Certificates offering these Sub-accounts first became available.

The full financial statements for the Variable Account, Keyport Benefit Life Insurance Company and Sun Life (NY) are in the Statement of Additional Information.

PERFORMANCE INFORMATION

We may from time to time advertise certain performance information concerning the Sub-accounts.

Performance information is not an indicator of either past or future performance of a Certificate.

We may advertise total return information for the Sub-accounts for various periods of time. Total return performance information is based on the overall percentage change in value of a hypothetical investment in the Sub-account over a given period of time.

Standardized average annual total return information shows the average annual compounding percentage change applied to the value of an investment in the Sub-account from the beginning of the measuring period to the end of that period. Average annual total return reflects historical investment results, less all Sub-account and Certificate charges and deductions as required by certain regulatory rules. This calculation also reflects any contingent deferred sales charge that would apply if you surrendered the Certificate at the end of each period indicated. We do not deduct any premium taxes from average annual total return. Average annual total return would be less if these taxes were deducted.

In order to calculate average annual total return, we divide the change in value of a Sub-account under a Certificate surrendered on a particular date by a hypothetical $1,000 investment in the Sub-account. We then annualize the resulting total rate for the period to obtain the average annual compounding percentage change during the period.

We also may present additional non-standardized total return information computed on a different basis:

o

First, we may present total return information as described above, except for the deduction for the contingent deferred sales charge. This presentation assumes that the investment in the Certificate continues beyond the period when the contingent deferred sales charge applies. This is consistent with the long-term investment and retirement objectives of the Certificate. The total return percentage will be higher using this method than the standard method described above.

o

Second, we may present total return information as described above, except there are no Certificate deductions for the contingent deferred sales charge, the certificate maintenance charge and premium tax charges. Because there are no charges deducted, the calculation is simplified. We divide the change in a Sub-account's Accumulation Unit value over a specified time period by the Accumulation Unit value of that Sub-account at the beginning of the period. This computation results in a twelve-month change rate. For longer periods it is a total rate for the period. We annualize the total rate in order to obtain the average annual percentage change in the Accumulation Unit value. The percentages would be lower if these charges were included.

o

Third, certain of the Eligible Funds have been available for other variable annuity contracts prior to the beginning of the offering of the Certificates described in this prospectus. Any performance information for such periods will be based on the historical results of the Eligible Funds and applying the fees and charges to the Certificate for the specified time periods.

The Stein Roe Money Market Sub-account is a money market Sub-account that also may advertise yield and effective yield information. The yield of the Sub-account refers to the income generated by an investment in the Sub-account over a specifically identified seven-day period. We annualize this income by assuming that the amount of income generated by the investment during that week is generated each week over a fifty-two week period. It is shown as a percentage. The yield reflects the deduction of all charges assessed against the Sub-account and a Certificate but does not include contingent deferred sales charges and premium tax charges. The yield would be lower if these charges were included.

We calculate the effective yield of the Stein Roe Money Market Sub-account in a similar manner but, when annualizing the yield, we assume income earned by the Sub-account is reinvested. This compounding effect causes effective yield to be higher than yield.

SUN LIFE (NY) AND THE VARIABLE ACCOUNT

The Company is a stock life insurance company incorporated under the laws of New York on May 25, 1983. The Company does business exclusively in New York. The Company's Home Office is located at 122 East 42nd Street, Suite 1900, New York, New York 10017.

The Company is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)"). Sun Life (U.S.) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (U.S.) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London and Manila stock exchanges.

Effective December 31, 2002, Keyport Benefit Life Insurance Company ("Keyport Benefit") merged with and into the Company, with the Company as the surviving entity. Keyport Benefit was an affiliate of the Company. Keyport Benefit was a stock life insurance company organized under the laws of the State of New York in 1987. Keyport Benefit was acquired by Sun Life Financial in November 2001 from Liberty Financial Companies, Inc., a subsidiary of Liberty Mutual Insurance Company of Boston, Massachusetts.

Upon the merger, Keyport Benefit ceased to exist, and the Company became the surviving company. As a result of the merger, the Variable Account became a separate account of the Company. All of the Contracts issued by Keyport Benefit before the merger were, at the time of the merger, assumed by the Company. The merger did not affect any provisions of or right or obligations under, those Contracts.

In approving the merger on November 7, 2002, the board of directors of the Company and Keyport Benefit determined that the merger was necessary to satisfy certain requirements of the Department of Insurance of the State of New York in connection with the acquisition of Keyport Benefit by Sun Life Assurance in 1991 and that the merger would result in operational and financial efficiencies, which would be in the long-term interests of their respective contract owners. On November 7, 2002, the respective 100% stockholders of the Company and Keyport Benefit voted to approve the merger. In addition, the Department of Insurance of the State of New York has approved the merger.

The Variable Account was established by Keyport Benefit, a predecessor of the Company, on February 6, 1998, pursuant to the provisions of the New York law, as a segregated investment account. On December 31, 2002, Keyport Benefit was merged with and into the Company. The Variable Account survived the merger intact. The Variable Account meets the definition of "separate account" under the federal securities laws. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean the Securities and Exchange Commission supervises us or the management of the Variable Account.

Obligations under the Certificates are our obligations. Although the assets of the Variable Account are our property, these assets are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and/or capital losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, capital gains, and/or capital losses arising out of any other business we may conduct.

PURCHASE PAYMENTS AND APPLICATIONS

The initial purchase payment is due on the Certificate Date. The minimum initial purchase payment is $5,000 and $2,000 for individual retirement annuities. You may make additional purchase payments. Each subsequent purchase payment must be at least $1,000 or any lesser amount we may permit, which is currently $250. We may reject any purchase payment or any application.

If your application for a Certificate is complete and amounts are to be allocated to the Variable Account, we will apply your initial purchase payment to the Variable Account within two business days of receipt. If the application is incomplete, we will notify you and try to complete it within five business days. If it is not complete at the end of this period, we will inform you of the reason for the delay. The purchase payment will be returned immediately unless you specifically consent to our keeping the purchase payment until the application is complete. Once the application is complete, the purchase payment will be applied within two business days of its completion. We allocate subsequent purchase payments to your Certificate based on the applicable Sub-account Accumulation Unit Value(s) next determined after we receive it.

We will send you a written notification showing the allocation of all purchase payments and the re-allocation of values after any transfer you have requested. You must notify us immediately of any error. You may contact our service department at (800) 437-4466. If you fail to notify us within sixty days, we will not assume responsibility for correcting the error.

We will permit others to act on your behalf in certain instances, including:

o	We will accept an application for a Certificate signed by an attorney-in-fact if we receive a copy of the power of attorney with the application.

o	We will issue a Certificate to replace an existing life insurance or annuity policy that we or an affiliated company issued even though we did not previously receive a signed application from you.

Certain dealers or other authorized persons such as employers and Qualified Plan fiduciaries may inform us of your responses to application questions by telephone or by order ticket and cause the initial purchase payment to be paid to us. If the information is complete, we will issue the Certificate with a copy of an application containing that information. We will send you the Certificate and a letter so you may review the information and notify us of any errors. We may request you to confirm that the information is correct by signing a copy of the application or a Certificate delivery receipt. We will send you a written notice confirming all purchases. Our liability under any Certificate relates only to amounts so confirmed.

INVESTMENTS OF THE VARIABLE ACCOUNT

Allocations of Purchase Payments

We will invest your purchase payments in the Sub-accounts you have chosen. Your selection must specify the percentage of the purchase payment that is allocated to each Sub-account or must specify the asset allocation model selected. (See "Other Services, The Programs".) The percentage for each Sub-account, if not zero, must be at least 5% and a whole number. You may change the allocation percentages without fee, penalty or other charge. You must notify us in writing of your allocation changes unless you, your attorney-in-fact, or another authorized person have given us written authorization to accept telephone allocation instructions. By allowing us to accept telephone changes, you agree to accept and be bound by our current conditions and procedures. The current conditions and procedures are in Appendix B. We will notify you of any changes in advance.

The Variable Account is segmented into Sub-accounts. Each Sub-account contains the shares of one of the Eligible Funds and such shares are purchased at net asset value. We may add or withdraw Eligible Funds and Sub-accounts as permitted by applicable law.

Eligible Funds

The Eligible Funds are the separate funds listed within the Alger American Fund, Alliance Series Fund, Liberty Trust, MFS Trust and SteinRoe Trust. Sun Life (NY) and the Variable Account may enter into agreements with other mutual funds for the purpose of making such mutual funds available as Eligible Funds under certain Certificates.

We do not promise that the Eligible Funds will meet their investment objectives. Amounts you have allocated to Sub-accounts may grow, decline, or grow less in value than you expect, depending on the investment performance of the Eligible Funds in which the Sub-accounts invest. You bear the investment risk that those Sub-accounts possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Sub-accounts of the Variable Account.

Some of the Eligible Funds are funding vehicles for other variable annuity contracts and variable life insurance policies offered by our separate accounts. The Eligible Funds are also available for the separate accounts of insurance companies affiliated and unaffiliated with us. The risks involved in this "mixed and shared funding" are disclosed in the Eligible Fund prospectuses under the following captions: Alger American Fund--"Purchasing and Redeeming Fund Shares"; Alliance Series Fund--"Purchase and Sale of Shares"; Liberty Trust--"Mixed and Shared Funding"; MFS Trust--"Other Information - Potential Conflicts"; and SteinRoe Trust--"Mixed and Shared Funding".

Fred Alger Management, Inc. ("Alger Management") is the investment manager for the Eligible Funds of Alger American Fund.

Alliance Capital Management L.P. is the investment adviser for the Eligible Funds of Alliance Series Fund.

Liberty Advisory Services Corp. ("LASC") is the manager for Liberty Trust and its Eligible Funds. Colonial Management Associates, Inc. ("Colonial") is the sub-adviser for the Eligible Funds except for Newport Tiger, Stein Roe Global Utilities and Liberty All-Star Equity. Newport Fund Management, Inc. is sub-adviser for Newport Tiger. Liberty Asset Management Company is sub-adviser for Liberty All-Star Equity and the current portfolio managers are Mastrapasqua & Associates, Oppenheimer Capital, TCW Investment Management Company, Schneider Capital Management Corporation and Boston Partners Asset Management, L.P.

Massachusetts Financial Services Company ("MFS"), an affiliate, is the investment adviser for the Eligible Funds of MFS Trust.

Stein Roe & Farnham Incorporated ("Stein Roe") is the investment adviser for each Eligible Fund of SteinRoe Trust and sub-adviser for Stein Roe Global Utilities.

We have briefly described the Eligible Funds and the objectives they seek to achieve below. You should read the current prospectuses for the Eligible Funds for more details and complete information. The prospectuses are available, at no charge, from a salesperson or by writing to us at P.O. Box 9133, Wellesley Hills, MA 02481 or by calling (800) 437-4466.

Eligible Funds of Alger
American Fund and Variable Account
Sub-accounts	Investment Objective

Alger Growth	Long-term capital appreciation
(Alger Growth Sub-account)

Alger Small Cap	Long-term capital appreciation.
(Alger Small Cap Sub-account)

Eligible Funds of Alliance Series
Fund and Variable Account
Sub-accounts	Investment Objective

Alliance Global Bond	A high level of return from a
(Alliance Global Bond Sub-account)	combination of current income and
capital appreciation by investing
in a globally diversified portfolio
of high quality debt securities
denominated in the U.S. Dollar and
a range of foreign currencies.

Alliance Premier Growth	Growth of capital rather than
(Alliance Premier Growth Sub-account)	current income.

Eligible Funds of Liberty Trust
and Variable Account
Sub-accounts	Investment Objective

Colonial Int'l Fund for Growth	Long-term capital growth, by
(Colonial Int'l Fund for Growth Sub-account)	investing primarily in non-U.S.
equity securities.

Colonial Strategic Income	A high level of current income, as
(Colonial Strategic Income Sub-account)	is consistent with prudent risk and
maximizing total return, by
diversifying investments primarily
in U.S. and foreign government and
high yield, high risk corporate
debt securities.

Colonial U.S. Growth & Income	Long-term capital growth and
(Colonial U.S. Growth & Income Sub-account)	income by investing primarily in
large capitalization equity
securities.

Liberty All-Star Equity	Total investment return, comprised
(Liberty All-Star Equity Sub-account)	of long-term capital appreciation
and current income, through
investment primarily in a
diversified portfolio of equity
securities.

Liberty Value	Primarily income and long-term
(Liberty Value Sub-account)	capital growth and, secondarily,
preservation of capital.

Newport Tiger
(Newport Tiger Sub-account)	Long term capital growth by
investing primarily in equity
securities of companies located in
the ten Tigers of Asia (Hong Kong,
Singapore, South Korea, Taiwan,
Malaysia, Thailand, Indonesia,
India, China and the Philippines).

Stein Roe Global Utilities	Current income and long-term growth
(Stein Roe Global Utilities Sub-account)	of capital and income.

Eligible Funds of MFS Trust
and Variable Account
Sub-accounts	Investment Objective

MFS Emerging Growth	Long-term growth of capital.
(MFS Emerging Growth Sub-account)

MFS Research	Long-term growth of capital and
(MFS Research Sub-account)	future income.

Eligible Funds of SteinRoe Trust
and Variable Account
Sub-accounts	Investment Objective

Liberty Federal Securities	Highest possible level of current
(Liberty Federal Securities Sub-account)	income consistent with safety of
principal and maintenance of
liquidity through investment
primarily in mortgage-backed
securities.

Stein Roe Balanced	High total investment return
(Stein Roe Balanced Sub-account)	through investment in a changing
mix of securities.

Stein Roe Growth Stock	Long-term growth of capital through
(Stein Roe Growth Stock Sub-account)	investment primarily in common
stocks.

Stein Roe Money Market	High current income from short-term
(Stein Roe Money Market Sub-account)	money market instruments while
emphasizing preservation of capital
and maintaining excellent
liquidity.

Stein Roe Small Company Growth	Capital growth by investing
(Stein Roe Small Company Growth Sub-account)	primarily in common stocks,
convertible securities, and other
securities selected for prospective
capital growth.

Transfer of Variable Account Value

You may transfer Variable Account Value from one Sub-account to another Sub-account and/or to the Fixed Account.

We may charge a transfer fee and limit the number of transfers that you can make in a time period. Transfer limitations may prevent you from making a transfer on the date you select. This may result in your Certificate Value being lower than it would have been if you had been able to make the transfer.

Limits on Transfers

Currently, we do not charge a transfer fee. We reserve the right to charge a fee if you make more then 12 transfers in any Certificate Year. We will notify you prior to charging any transfer fee or a change in the limitation on the number of transfers. The fee will not exceed $25 per transfer.

Currently, we limit the number and frequency of transfers as follows:

o	we impose a transfer limit of one transfer every 30 days, or such other period as we may permit, and

o

we limit each transfer to a maximum of $2,000,000, or such greater amount as we may permit. We treat all transfer requests for a Certificate made on the same day as a single transfer. We may treat as a single transfer all transfers you request on the same day for every Certificate you own. The total combined transfer amount is subject to the maximum limitation. If the total amount of the requested transfers exceeds the maximum, we will not execute any of the transfers, and

o

we treat as a single transfer all transfers made on the same day on behalf of multiple Certificates by a common attorney-in-fact, or transfers that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer. The maximum limitation applies to such transfers. If the total amount of the requested transfers exceeds the maximum , we will not execute any of the transfers.

If we have executed a transfer with respect to your Certificate as part of a multiple transfer request, we will not execute another transfer request for your Certificate for 30 days.

By applying these limitations we intend to protect the interests of individuals who do and those who do not engage in significant transfer activity among Sub-accounts. We have determined that the actions of individuals engaging in significant transfer activity may adversely affect the performance of the Eligible Fund for the Sub-account involved. The movement of values from one Sub-account to another may prevent the appropriate Eligible Fund from taking advantage of investment opportunities because the Eligible Fund must maintain a liquid position in order to handle redemptions. Such movement may also cause a substantial increase in fund transaction costs which all Certificate Owners must indirectly bear.

You must notify us in writing of your transfer requests unless you have given us written authorization to accept telephone transfer requests from you or your attorney-in-fact. By authorizing us to accept telephone transfer instructions, you agree to accept our current conditions and procedures. The current conditions and procedures are in Appendix B. You will be given prior notification of any changes. A person acting on your behalf as an attorney-in-fact may make written transfer requests.

If we receive your transfer requests before 4:00 P.M. Eastern Time, we will initiate them at the close of business that day. We will initiate any requests received after that time at the close of the next business day. We will execute your request to transfer value by both redeeming and acquiring Accumulation Units on the day we initiate the transfer.

If you transfer 100% of any Sub-account's value, and the allocation formula for purchase payments on your application includes that Sub-account, the allocation formula for future purchase payments will automatically change unless you tell us otherwise.

Substitution of Eligible Funds and Other Variable Account Changes

If shares of any of the Eligible Funds are no longer available for investment by the Variable Account, or further investment in the shares of an Eligible Fund is no longer appropriate under the Certificate, we may add or substitute shares of another Eligible Fund or of another mutual fund for Eligible Fund shares already purchased or to be purchased in the future. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940.

We also reserve the right to make the following changes in the operation of the Variable Account and Eligible Funds:

o	to operate the Variable Account in any form permitted by law;

o	to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable law;

o	to transfer any assets in any Sub-account to another or to one or more separate investment accounts, or to our general account;

o	to add, combine or remove Sub-accounts in the Variable Account; and

o	to change how we assess charges, so long as we do not increase them above the current total amount charged to the Variable Account and the Eligible Funds in connection with your Certificate.

DEDUCTIONS

Deductions for Certificate Maintenance Charge

We charge an annual certificate maintenance charge of $36 per Certificate Year. This charge reimburses us for our expenses incurred in maintaining your Certificate.

Before the Income Date, we will deduct the certificate maintenance charge from the Variable Account Value on each Certificate Anniversary and on the date of any total surrender not falling on the Certificate Anniversary. We will waive this charge before the Income Date if:

o	it is the first Certificate Anniversary;

o	the Certificate Value is at least $40,000 on the date we impose this charge, or

o	in the prior Certificate Year, purchase payments of at least $2,000 have been made and you have not made any partial withdrawals.

On the Income Date, we will subtract from Variable Account Value a pro-rata portion of the charge due on the next Certificate Anniversary. This pro-rata charge covers the period from the prior Certificate Anniversary to the Income Date.

Before and after the Income Date, we deduct the certificate maintenance charge proportionally from each Sub-account based upon the value each Sub-account bears to the Variable Account Value.

After the Income Date, once annuity payments begin, we deduct the certificate maintenance charge only from variable annuity payments. We will subtract this charge in equal parts from each annuity payment. For example, if annuity payments are monthly, then we will deduct one-twelfth of the annual charge from each payment.

We will waive the charge on and after the Income Date for the current year if:

o	you have selected variable annuity Option A; and

o	the present value of all of the remaining payments is at least $40,000 at the time of the first payment of the year.

Deductions for Mortality and Expense Risk Charge

Variable annuity payments fluctuate depending on the investment performance of the Sub-accounts. The payments will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. We guarantee the Death Benefits described in "Death Provisions". We also assume an expense risk since the certificate maintenance charge after the Income Date remains the same and does not change to reflect variations in expenses.

We deduct a mortality and expense risk charge from each Sub-account as part of the calculation of Accumulation Unit Values and Annuity Unit Values for each Valuation Period. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily net asset value of each Sub-account. We deduct the charge both before and after the Income Date.

We may deduct less than the full charge from Sub-account values attributable to Certificates issued to our employees and to other persons specified in "Sales of the Certificates". Additionally, we may, in certain circumstances described in "Sales of the Certificates" offer to credit additional interest from our general account to a purchase payment upon receipt as an allowance for future deductions of the mortality and expense risk charge.

Deductions for Distribution Charge

We deduct a daily distribution charge from each Sub-account as part of the calculation of Accumulation Unit Values for each Valuation Period. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Sub-account. This charge compensates us for certain sales distribution expenses relating to the Certificate. We do not deduct the distribution charge during the annuity period.

We will not deduct this charge from your Sub-account values once we have reached the maximum cumulative distribution charge limit. We do not deduct this charge from the values of Certificates issued to our employees and other persons specified in "Sales of the Certificates". We may decide not to deduct the charge from Sub-account values attributable to a Certificate issued in an internal exchange or transfer of an annuity contract from our general account.

Deductions for Contingent Deferred Sales Charge

We do not deduct a sales charge from the Certificate when you purchase it. We may deduct such a charge if you make a partial withdrawal or surrender your Certificate.

To determine whether we will deduct a contingent deferred sales charge if you surrender your Certificate, we maintain a separate set of records. These records identify the date and amount of each purchase payment you have made and the Certificate Value over time. This allows us to determine if a charge is due with respect to a particular purchase payment.

You may make partial surrenders during the Accumulation Period without incurring a contingent deferred sales charge. During the first Certificate Year, you may withdraw an amount up to the Certificate's earnings. Earnings equal the Certificate Value at the time of withdrawal, less purchase payments not previously withdrawn. Beginning with the second Certificate Year, you may withdraw earnings, and an amount up to 10% of the Certificate Value on the prior Certificate Anniversary, less earnings. We will deduct a contingent deferred sales charge with respect to withdrawals in excess of these amounts.

We will deduct the contingent deferred sales charge resulting from an excess withdrawal in any Certificate Year from the purchase payments beginning with the oldest payment until we have deducted the full amount.

The amount of the contingent deferred sales charge we deduct will equal the amount of your surrender multiplied by the applicable percentage for the number of years that have elapsed from the date of the purchase payment to the date of surrender. We measure years from the date of each purchase payment you make. The applicable percentages for each year are 7% during the first year, and decreasing by 1% each following year until the percentage is 0%. We will deduct the contingent deferred sales charges from the Sub-accounts and the Fixed Account in the same manner as we deduct the amount you surrender.

We keep a record of all amounts we have deducted for all contingent deferred sales charges and daily distribution charges. We will never deduct more than a total of 9% from your purchase payments for sales and distribution charges.

The contingent deferred sales charge is used to cover the expenses of selling the Certificate, including compensation paid to selling dealers and the cost of sales literature. Selling dealers may receive up to 7.00% of purchase payments. (See "Sales of the Certificates.") We pay any expenses not covered by the charge from our general account, which may include monies deducted from the Variable Account for the mortality and expense risk charge.

The contingent deferred sales charge is not applicable to Certificates issued to our employees and other persons specified in "Sales of the Certificates".

We may reduce or change any contingent deferred sales charge percentage to 0% under a Certificate issued in an internal exchange or transfer of an annuity contract from our general account.

Under the "Systematic Withdrawal Program" on page 20 and under other permitted circumstances, we may allow the 10% withdrawal amount to be available in the first Certificate Year. If so, the initial purchase payment will be substituted for the Certificate Value.

Deductions for Transfers of Variable Account Value

Currently, we do not charge a transfer fee. However, the Certificate allows us to charge up to $25 for each transfer in excess of 12 per year that occurs outside of the optional investment related programs. We will notify you prior to the imposition of any fee.

Deductions for Premium Taxes

We deduct the amount of any premium taxes required by any state or governmental entity. We deduct premium taxes from Certificate upon full surrender (including a surrender for the death benefit) or annuitization. The actual amount of any such premium taxes will depend, among other things, on the type of Certificate you purchase (Qualified or Non-Qualified), on your state of residence, the state of residence of the Annuitant, and the insurance tax laws of such states. For New York Certificates, the current premium tax rate is 0%.

Deductions for Income Taxes

We will deduct income taxes from any amount payable under the Certificate that a governmental authority requires us to withhold. See "Income Tax Withholding" and "Tax-Sheltered Annuities".

Total Variable Account Expenses

Total Variable Account expenses you will incur will be the mortality and expense risk charge, the daily distribution charge, and, if applicable, a tax charge factor. (See "Net Investment Factor".)

The value of the assets in the Variable Account will reflect the value of Eligible Fund shares and the deductions and expenses paid out of the assets of the Eligible Funds. The prospectus for the Eligible Funds describes these deductions and expenses.

OTHER SERVICES

The Programs. We offer the following investment-related programs which are available only prior to the Income Date:

o	asset allocation;

o	dollar cost averaging;

o	systematic investment; and

o	systematic withdrawal programs.

A rebalancing program is available before and after the Income Date.

Under each program that uses transfers, the transfers between and among Sub-accounts and the Fixed Account are not counted as one of the 12 free transfers. Each of the programs has its own requirements, as discussed below. We reserve the right to terminate any program and you may terminate your participation in any program at any time.

If you have submitted a telephone authorization form, you may make certain changes by telephone. For those programs involving transfers, you may change instructions by telephone with regard to which Sub-accounts or Fixed Account Certificate Value may be transferred. We describe the current conditions and procedures in Appendix B.

Dollar Cost Averaging Program. Under the program, we make automatic transfers of Accumulation Units on a periodic basis out of the Stein Roe Money Market Sub-account or the One-Year Guarantee Period Fixed Account option into one or more of the other available Sub-accounts you select. The program allows you to invest in the Sub-accounts over time rather than all at once. The program is available for purchase payments and amounts transferred into the Stein Roe Money Market Sub-account or the One-Year Guarantee Period Fixed Account option. We reserve the right to limit the number of Sub-accounts you may choose; currently, there are no limits.

If you wish to participate in the program you must specify in writing whether you want the transfers to be made from the Stein Roe Money Market Sub-account or a specific One-Year Guarantee Period Fixed Account option from which you want the transfers made. You must also tell us the monthly amount you want transferred (minimum $100) and the Sub-account(s) to which you want the transfers made. The first transfer will occur about 30 days after we receive your request. Each subsequent periodic transfer will occur at the close of the same valuation period. If you select monthly transfers and the first transfer occurs on April 8, the second transfer will occur at the close of the valuation period that includes May 8. When the remaining value is less than the monthly transfer amount, we will transfer that remaining value and the program will end. Before this final transfer, you may extend the program by allocating additional purchase payments, or by transferring Certificate Value, to the Stein Roe Money Market Sub-account or to a designated One-Year Guarantee Period Fixed Account option.

You may change the monthly amount you want transferred, the Sub-account(s) to which you want transfers made, or end the program. The program will automatically end on the Income Date. We reserve the right to end the program at any time by sending you a notice one month in advance.

We must receive your written or telephone instructions by 4:00 PM Eastern Time of the business day before the next scheduled transfer in order for the new instructions to be in effect for that transfer. We establish conditions and procedures for telephone instructions for dollar cost averaging from time to time. The current conditions and procedures appear in Appendix B, and you will be notified prior to any changes.

Asset Allocation Program. You may select from five asset allocation model portfolios separately developed by Ibbotson Associates:

o	Model A -- Capital Preservation,

o	Model B -- Income and Growth,

o	Model C -- Moderate Growth,

o	Model D -- Growth, and

o	Model E -- Aggressive Growth.

If you elect one of the models, we will automatically allocate your initial and subsequent purchase payments among the Sub-accounts in the model. You may use only one model in a Certificate at a time. Before requesting us to apply any model to your Certificate you should review its Sub-account allocation to determine that they correspond to your risk tolerance and time horizons.

Periodically Ibbotson Associates will review the models and may determine that a reconfiguration of the Sub-accounts and percentage allocations among those Sub-accounts is appropriate. You will receive notification prior to any reconfiguration.

The Fixed Account is not available in any asset allocation model. You may allocate initial or subsequent purchase payments, or Certificate Value, between an asset allocation model and the Fixed Account.

Rebalancing Program. Rebalancing allows you to maintain the percentage of your Certificate Value allocated to each Sub-account at a pre-set level. Over time, the variations in each Sub-account's investment results will shift the balance of your Certificate Value allocations. Under the rebalancing program, each period, if the allocations change from your desired percentages, we will automatically transfer your Certificate Value, including new purchase payments (unless you tell us otherwise), back to the percentages you specify. Rebalancing maintains your percentage allocations among the Sub-accounts, although it is accomplished by reducing your Certificate Value allocated to the better performing Sub-accounts. If you elect purchase payment percentage allocations, we will automatically rebalance the Certificate Value of each Sub-account on the last day of the calendar quarter to match your current percentage allocations. We will not charge a transfer fee for rebalancing.

You may terminate the program at any time or change the percentages by notifying us in writing. We must receive your changes ten days before to the end of the calendar quarter.

Certificate Value allocated to the Fixed Account is not included in the rebalancing program. After the Income Date, the rebalancing program applies only to variable annuity payments, and we will rebalance the number of Annuity Units in each Sub-account. Annuity Units are used to calculate the amount of each annuity payment.

If your total Certificate Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of rebalancing. We may change, terminate or limit or suspend rebalancing at any time.

Systematic Investment Program. You may make purchase payments for Non-Qualified Certificates through monthly deductions from your bank account or payroll. You may elect this program by completing and returning a systematic investment program application and authorization form to us. You may obtain an application and authorization form from us or your sales representative. There is a current minimum of $50 per payment for the program.

Systematic Withdrawal Program. To the extent permitted by law, if you enroll in the systematic withdrawal program, we will make monthly, quarterly, semi-annual or annual distributions of a set dollar amount directly to you. We will treat such distributions for federal tax purposes as any other withdrawal or distribution of Certificate Value. You may specify the amount of each partial withdrawal, subject to a minimum of $100. You may make systematic withdrawals from any Sub-accounts or any Fixed Account option.

In each Certificate Year, you may withdraw portions of Certificate Value without any contingent deferred sales charge ("free withdrawal amount"). If your withdrawals under the program exceed the free withdrawal amount, the excess will be subject to the applicable contingent deferred sales charge. We will add any unrelated voluntary partial withdrawal you make during a Certificate Year with withdrawals pursuant to the program to determine the applicability of any contingent deferred sales charge.

Unless you specify the Sub-account(s) or the Fixed Account option from which you want withdrawals of Certificate Value made, or if the amount in a specified Sub-account is less than the predetermined amount, we will make withdrawals under the program in the manner specified for partial withdrawals in "Partial Withdrawals and Surrender". We will process all Sub-account withdrawals under the program by canceling Accumulation Units equal in value to the amount to be distributed to you and to the amount of any applicable contingent deferred sales charge.

You may combine the program with all other programs except the systematic investment program.

It may not be advisable to participate in the systematic withdrawal program and incur a contingent deferred sales charge when making additional purchase payments under the Certificate.

THE CERTIFICATES

Variable Account Value

The Variable Account Value for your Certificate is based on the sum of your proportionate interest in the value of each Sub-account to which you have allocated values. We determine the value of each Sub-account at any time by multiplying the number of Accumulation Units attributable to that Sub-account by its Accumulation Unit value.

Each purchase payment you make results in the credit of additional Accumulation Units to your Certificate and the appropriate Sub-account. Purchase payments are credited to your Certificate using the Accumulation Unit value that is next calculated after we receive your purchase payment. The number of additional units for any Sub-account will equal the amount allocated to that Sub-account divided by the Accumulation Unit value for that Sub-account at the time of investment. We process transactions other than purchase payments using the Accumulation Unit Value that is calculated at the end of the valuation period during which the transaction occurs.

Valuation Periods

We determine the value of the Variable Account each valuation period using the net asset value of the Eligible Fund shares. A valuation period is the period beginning at 4:00 P.M. (ET) which is the close of trading on the New York Stock Exchange and ending at the close of trading for the next business day. The New York Stock Exchange is currently closed on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net Investment Factor

Your Variable Account Value will fluctuate with the investment results of the underlying Eligible Funds you have selected. In order to determine how these fluctuations affect value, we use an Accumulation Unit value. Each Sub-account has its own Accumulation Units and value per unit. We determine the unit value applicable during any valuation period at the end of that period.

When we first purchased Eligible Fund shares on behalf of the Variable Account, we valued each Accumulation Unit at a specified dollar amount. The Unit value for each Sub-account in any valuation period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Accumulation Unit may increase or decrease from valuation period to valuation period. We calculate a net investment factor for each Sub-account according to the following formula (a / b) - c, where:

(a)	is equal to:

(i)	the net asset value per share of the Eligible Fund at the end of the valuation period; plus

(ii)	the per share amount of any dividend or other distribution the Eligible Fund made if the record date for such distribution occurs during that same valuation period.

(b)	is the net asset value per share of the Eligible Fund at the end of the prior valuation period.

(c)	is equal to:

(i)	the valuation period equivalent of the annual rate for the mortality and expense risk charge; plus

(ii)	the valuation period equivalent of the annual rate for the distribution charge; plus

(iii)	a charge factor for any tax provision established by us as a result of the operations of that Sub-account.

If we have deducted the maximum cumulative sales charge limit, we will not deduct the daily distribution charge in (c)(ii) above. For Certificates issued to our employees and other persons specified in "Sales of the Certificates", the mortality and expense risk charge in (c)(i) above is .35% and the daily distribution charge in (c)(ii) above is eliminated. We may eliminate the daily distribution charge in (c)(ii) above for certain Certificates we issue in an internal exchange or transfer.

Modification of the Certificate

Only our President or Secretary may agree to alter the Certificate or waive any of its terms. A change may be made to the Certificate if there have been changes in applicable law or interpretation of law. Any changes will be made in writing and with your consent, except as may be required by applicable law.

Right to Revoke

You may return the Certificate within 10 days after you receive it by delivering or mailing it to us. The postmark on a properly addressed and postage-prepaid envelope determines if a Certificate is returned within the period. We will treat the returned Certificate as if we never issued it and will refund the Certificate Value.

DEATH PROVISIONS FOR NON-QUALIFIED CERTIFICATES

Death of Primary Owner, Joint Owner or Certain Non-Owner Annuitant. If the Certificate is In Force, you or any Joint Certificate Owner dies, or if the Annuitant dies when a non-natural person (such as a trust) owns the Certificate, we will treat the Designated Beneficiary as the Certificate Owner after such a death.

If the decedent's surviving spouse is the sole Designated Beneficiary, he or she will automatically become the new sole primary Certificate Owner as of the decedent's date of death. If the decedent was the Annuitant, the new Annuitant will be any living contingent annuitant, otherwise the surviving spouse. The Certificate can stay In Force until another death occurs. Except for this paragraph, all of "Death Provisions" will apply to that subsequent death.

In all other cases, the Certificate may remain In Force for a period not to exceed five years from the date of death. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to totally surrender the Certificate for its surrender value. If the Certificate is still in effect at the end of the five-year period, we will automatically end it by paying the Certificate Value to the Designated Beneficiary. If the Designated Beneficiary is not then alive, we will pay any person(s) named by the Designated Beneficiary in writing; otherwise we will pay the Designated Beneficiary's estate.

The Covered Person under this paragraph shall be the decedent if he or she is the first to die among you, any joint Certificate Owner, or Annuitant. If there is a non-natural Certificate Owner such as a trust, the Annuitant shall be the Covered Person.

Upon the death of the Covered Person, we will increase the Certificate Value so that it equals the death benefit amount if it is less than the death benefit amount ("DBA"). The DBA is the greater of the "net purchase payment death benefit", the current Certificate Value or the "greatest Anniversary Value".

The net purchase payment death benefit is:

o	the initial purchase payment, plus

o	any additional purchase payments, minus

o	any partial withdrawals and any applicable surrender charges.

Each day we determine the value of your Certificate during a Certificate Year, we will also value your "greatest Anniversary Value". The "greatest Anniversary Value" on the issue date is the initial purchase payment. Each day we will add to this amount any additional purchase payments made that day, and subtract an adjustment for withdrawals made that day. This adjustment equals the amount of the partial withdrawal:

o	divided by the Certificate Value immediately before the withdrawal; and

o	multiplied by the "greatest Anniversary Value" immediately before the withdrawal.

On each Certificate Anniversary, we compare the current Certificate Value to "greatest Anniversary Value", adjusted as described above. If the current Certificate Value exceeds the adjusted "greatest Anniversary Value", the current Certificate Value will become the new "greatest Anniversary Value". This new "greatest Anniversary Value" will be adjusted as described above during the following Certificate Year, if necessary. This process will continue until the Certificate Anniversary prior to the 81st birthday of the Covered Person. On this Certificate Anniversary, the greater of the current Certificate Value and the adjusted "greatest Anniversary Value" will become the new "greatest Anniversary Value". From that point on, the "greatest Anniversary Value" will not change unless subsequent purchase payments are made or withdrawals are taken, in which case the "greatest Anniversary Value" will be adjusted as described above.

When we receive due proof of the Covered Person's death, we will compare, as of the date of death, the Certificate Value and the DBA. If the Certificate Value was less than the DBA, we will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death.

We allocate the amount credited, if any, to the Variable Account and/or the Fixed Account based on the purchase payment allocation selection in effect when we receive due proof of death. The Designated Beneficiary may, by the later of the 90th day after the Covered Person's death and the 60th day after we receive proof of the death, surrender the Certificate for the Certificate Value without incurring any applicable contingent deferred sales charge. If the Designated Beneficiary surrenders the Certificate after the applicable 90 or 60 day period or surrenders it at any time after the death of a non-Covered Person, we will deduct any applicable contingent deferred sales charge. If the Designated Beneficiary does not surrender the Certificate, it will continue for the time period specified above.

Payment of Benefits. Instead of receiving a lump sum, you or any Designated Beneficiary may direct us in writing to pay any benefit of $5,000 or more under an annuity payment option that meets the following:

o	the first payment to the Designated Beneficiary must be made no later than one year after the date of death;

o	payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and

o

any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time during which the remaining payments are to be made.

Death of Certain Non-Certificate Owner Annuitant. These provisions apply if, while the Certificate is In Force, the Annuitant dies, the Annuitant is not the Certificate Owner or a joint Certificate Owner, and the Certificate Owner is a natural person. The Certificate will continue after the Annuitant's death. The new Annuitant will be any living contingent annuitant. If there is no contingent annuitant, you will be the new Annuitant. If the Annuitant dies before you and any joint Certificate Owner, then the Annuitant is the Covered Person and we will increase the Certificate Value, as provided below, if it is less than the DBA, as defined above.

When we receive due proof of the Annuitant's death, we will compare, as of the date of death, the Certificate Value and the DBA. If the Certificate Value is less than the DBA, we will increase the Certificate Value by the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death.

We allocate the amount credited, if any, to the Variable Account and/or the Fixed Account based on the purchase payment allocation selection in effect when we receive due proof of death. You may surrender the Certificate within 90 days of the date of the Annuitant's death for the Certificate Value without incurring any applicable contingent deferred sales charge. If you surrender the Certificate after 90 days, we will deduct any applicable contingent deferred sales charge.

DEATH PROVISIONS FOR QUALIFIED CERTIFICATES

Death of Annuitant. If the Annuitant dies while the Certificate is In Force, the Designated Beneficiary will control the Certificate. We will increase the Certificate Value, as provided below, if it is less than the DBA as defined above. When we receive due proof of the Annuitant's death, we will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, we will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death.

We will allocate the amount credited, if any, to the Variable Account and/or the Fixed Account based on the purchase payment allocation selection in effect when we receive due proof of death. The Designated Beneficiary may, by the later of the 90th day after the Annuitant's death and the 60th day after we are notified of the death, surrender the Certificate for the Certificate Value without incurring any applicable contingent deferred sales charge. If the Designated beneficiary surrenders the Certificate after the applicable 90 or 60 day period, we will deduct any applicable contingent deferred sales charge.

If the Designated Beneficiary does not surrender the Certificate, it may continue for the time period permitted by the Internal Revenue Code provisions applicable to the particular Qualified Plan. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to totally surrender the Certificate for its Certificate Withdrawal Value. If the Certificate is still in effect at the end of the period, we will automatically end it then by paying the Certificate Withdrawal Value (without the deduction of any applicable contingent deferred sales charge) to the Designated Beneficiary. If the Designated Beneficiary is not alive then, we will pay any person(s) named by the Designated Beneficiary in writing; otherwise we will pay the Designated Beneficiary's estate.

Payment of Benefits. You or any Designated Beneficiary may direct us in writing to pay any benefit of $5,000 or more under an annuity payment option that meets the following:

o	the first payment to the Designated Beneficiary must be made no later than one year after the date of death;

o	payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and

o

any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

CERTIFICATE OWNERSHIP

The Certificate Owner shall be the person designated in the application and you may exercise all the rights of the Certificate. Joint Certificate Owners are permitted. Contingent Certificate Owners are not permitted.

You may direct us in writing to change the Certificate Owner, primary beneficiary, contingent beneficiary or contingent annuitant. If the selection of a beneficiary or annuitant was designated "irrevocable", that selection may be changed only with that person's written consent.

Because a change of Certificate Owner by means of a gift may be a taxable event, you should consult a qualified tax professional as to the tax consequences resulting from such a transfer.

Any Qualified Certificate may have limitations on transfer of ownership. You should consult the plan administrator and a qualified tax professional as to the tax consequences resulting from such a transfer.

ASSIGNMENT

You may assign the Certificate at any time. You must file a copy of any assignment with us. Your rights and those of any revocably-named person will be subject to the assignment. A Qualified Certificate may have limitations on your ability to assign the Certificate.

Because an assignment may be a taxable event, you should consult a qualified tax professional as to the tax consequences resulting from any such assignment.

PARTIAL WITHDRAWALS AND SURRENDER

You may make partial withdrawals from the Certificate by notifying us in writing. The minimum withdrawal amount is $300. We may permit a lesser amount with the systematic withdrawal program. If the Certificate Value after a partial withdrawal would be below $2,500, we will treat the request as a withdrawal of only the amount over $2,500. The amount withdrawn will include any applicable contingent deferred sales charge and may be greater than the amount of the surrender check requested. Unless you specify otherwise, we will deduct the total amount withdrawn from all Sub-accounts of the Variable Account in the ratio that the value in each Sub-account bears to the total Variable Account Value. If there is no or insufficient value in the Variable Account, the amount surrendered, or the insufficient portion, will be deducted from the Fixed Account in the ratio that each Guarantee Period's value bears to the total Fixed Account Value.

You may totally surrender the Certificate by notifying us in writing. Surrendering the Certificate will end it. Upon surrender, you will receive the Certificate Withdrawal Value.

We will pay the amount of any surrender within seven days of receipt of your request. Alternatively, you may apply any surrender benefit of at least $5,000 an annuity payment option for yourself. If the Certificate Owner is not a natural person, we must consent to the selection of an annuity payment option.

You may not make partial withdrawals or surrender annuity options based on life contingencies after annuity payments have begun. You may make partial withdrawals or surrender Option A, described in "Annuity Options" below, which is not based on life contingencies, if you have selected a variable payout. Any partial withdrawal will reduce your future annuity payments.

Because of the potential tax consequences of a partial withdrawal or surrender, you should consult a qualified tax professional.

Participants under Qualified Plans as well as Certificate Owners, Annuitants, and Designated Beneficiaries are cautioned that you may not be able to take a partial withdrawal or surrender the Certificate under a Qualified Plan. You should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Certificate with that Plan.

ANNUITY PROVISIONS

Annuity Benefits

If the Annuitant is alive on the Income Date and the Certificate is In Force, we will begin payments to the Annuitant under the Annuity Option or Options you have chosen. We determine the amount of the payments on the Income Date by applying to the Option you choose:

o	your Certificate Value,

o	subtracting any premium taxes not previously deducted, and

o	subtracting any applicable certificate maintenance charge on the Income Date in accordance with the Option selected.

Annuity Option and Income Date

You may select an Annuity Option and Income Date at the time of application. If you do not select an Annuity Option, we automatically choose Option B. If you do not select an Income Date for the Annuitant, the Income Date will automatically be the earlier of:

o	the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary, or

o	any maximum date permitted under state law.

You may continue to make purchase payments until you reach your Income Date.

Change in Annuity Option and Income Date

You may choose or change an Annuity Option or the Income Date by writing to us at least 30 days before the Income Date. However, any Income Date must be:

o	for fixed annuity options, not earlier than the first Certificate Anniversary, and

o	not later than the earlier of
(i)	the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary or

(ii)	any maximum date permitted under state law.

Annuity Options

The Annuity Options are:

Option A: Income for a Fixed Number of Years;

Option B: Life Income with 10 Years of Payments Guaranteed; and

Option C: Joint and Last Survivor Income.

You may arrange other options if we agree. Each option is available in two forms - as a variable annuity for use with the Variable Account and as a fixed annuity for use with our general account Fixed Account. Variable annuity payments will fluctuate. Fixed annuity payments will not fluctuate. We will determine the dollar amount of each fixed annuity payment by:

o	deducting from the Fixed Account Value, any premium taxes not previously deducted and any applicable certificate maintenance charge;

o	dividing the remainder by $1,000; and

o	multiplying the result by the greater of:
(i) the applicable factor shown in the appropriate table in the Certificate; and
(ii) the factor we currently offer at the time annuity payments begin. We may base this current factor on the sex of the payee unless we are prohibited by law from doing so.

If you do not select an Annuity Option, we will automatically apply Option B. Unless you choose otherwise, we will apply:

o	Variable Account Value (less any premium taxes not previously deducted and less any applicable certificate maintenance charge) in its entirety to a variable annuity option, and

o	Fixed Account Value, less any premium taxes not previously deducted, to a fixed annuity option.

The same amount applied to a variable option and a fixed option will produce a different initial annuity payment and different subsequent payments.

The payee is the person who will receive the sum payable under a payment option. Any payment option that provides for payments to continue after the death of the payee will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

If the amount available under any variable or fixed option is less than $5,000, we reserve the right to pay such amount in one sum to the payee in lieu of the payment otherwise provided for.

We will make annuity payments monthly unless you have requested in writing quarterly, semi-annual or annual payments. However, if any payment would be less than $100, we have the right to reduce the frequency of payments to a period that will result in each payment being at least $100.

Option A: Income For a Fixed Number of Years. We will pay an annuity for a chosen number of years, not less than 5 nor more than 50. You may choose a period of years over 30 only if it does not exceed the difference between age 100 and the Annuitant's age on the date of the first payment. We refer to Option A as Preferred Income Plan (PIP). At any time while we are making variable annuity payments, the payee may elect to receive the following amount:

o

the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option (For the variable annuity this interest rate is 5% per year, unless at the time you chose Option A you selected 3% per year in writing); less

o	any contingent deferred sales charge due by treating the value defined above as a total surrender.

Instead of receiving a lump sum, the payee may elect another payment option and we will not reduce the amount applied to the option by the contingent deferred sales charge above.

If, at the death of the payee, Option A payments have been made for fewer than the chosen number of years:

o	we will continue payments during the remainder of the period to the successor payee; or

o

the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 5% per year, unless the payee chose 3% per year at the time the option was selected.

The mortality and expense risk charge is deducted during the Option A payment period if a variable payout has been selected, but we have no mortality risk during this period.

You may choose a "level monthly" payment option for variable payments under Option A. Under this option, we convert your annual payment into 12 equal monthly payments. Thus the monthly payment amount changes annually instead of monthly. We will determine each annual payment as described below in "Variable Annuity Payment Values", place each annual payment in our general account, and distribute it in 12 equal monthly payments. The sum of the 12 monthly payments will exceed the annual payment amount because of an interest rate factor we use, which will vary from year to year. If the payments are commuted, (1) we will use the commutation method described above for calculating the present value of remaining annual payments and (2) use the interest rate that determined the current 12 monthly payments to commute any unpaid monthly payments.

See "Annuity Payments" for the manner in which Option A may be taxed.

Option B: Life Income with 10 Years of Payments Guaranteed. We will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for fewer than 10 years:

o	we will continue payments during the remainder of the period to the successor payee; or

o

such successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 5% per year, unless the payee had chosen 3% per year at the time the option was selected.

The amount of the annuity payments will depend on the age of the payee on the Income Date and it may also depend on the payee's sex.

Option C: Joint and Last Survivor Income. We will pay an annuity for as long as either the payee or a designated second natural person is alive. The amount of the annuity payments will depend on the age of both persons on the Income Date and it may also depend on each person's sex. It is possible under this option to receive only one annuity payment if both payees die after the receipt of the first payment, or to receive only two annuity payments if both payees die after receipt of the second payment, and so on.

Variable Annuity Payment Values

We determine the amount of the first variable annuity payment by multiplying the Certificate Value you are applying to variable annuity payments by the annuity purchase rate for the Annuity Option you have selected. The annuity purchase rates are based on an assumed annual investment return (AIR or benchmark rate) of 5% per year, unless you choose 3% in writing. (See below and "Variable Payment Values" in the Statement of Additional Information for more information on AIRs and how your initial variable payment is calculated.)

Subsequent variable annuity payments will fluctuate in amount and reflect whether the actual investment return of the selected Sub-account(s) (after deducting the mortality and expense risk charge) is better or worse than the assumed investment return. The total dollar amount of each variable annuity payment will be equal to:

o	the sum of all Sub-account payments, less

o	the pro-rata amount of the annual certificate maintenance charge.

Currently, there is no limit on the number of times or the frequency with which a payee may instruct us to change the Sub-account(s) used to determine the amount of the variable annuity payments.

If you apply the same amount to a particular payment option, a 5% AIR will result in a larger initial payment than will a 3% AIR. You should note, however, that, assuming the same investment performance, your subsequent payments using a 5% AIR will increase by a smaller percentage (when they increase) and decrease by a larger percentage (when they decrease) than will subsequent payments using a 3% AIR. Indeed, it is possible that after a sufficient period of time, payments determined using a 5% AIR may be lower than payments commencing at the same time using the same Sub-accounts but a 3% AIR. Note that if you select Option A (Income for a Fixed Number of Years) and payments continue for the entire period, the 5% AIR payment amount but eventually the 5% AIR payment amount will become less than the 3% AIR payment amount but eventually the 5% AIR payment amount will become less than the 3% AIR payment amount. Whether you would be better off choosing a higher or lower AIR depends on the annuity payment option you choose, the investment performance of the Sub-accounts you choose, and the period for which payments are received.

Proof of Age, Sex, and Survival of Annuitant

We may require proof of age, sex or survival of any payee upon whose age, sex or survival payments depend. If the age or sex has been misstated, we will compute the amount payable based on the correct age and sex. If income payments have begun, we will pay in full any underpayments with the next annuity payment and deduct any overpayments, unless repaid in one sum, from future annuity payments until we are repaid in full.

SUSPENSION OF PAYMENTS

We reserve the right to postpone surrender payments from the Fixed Account for up to six months. We also reserve the right to suspend or postpone any type of payment from the Variable Account for any period when:

o	the New York Stock Exchange is closed other than customary weekend or holiday closings;
o	trading on the Exchange is restricted;
o	an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or
o	the Securities and Exchange Commission permits delay for the protection of security holders.

The applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the prior two conditions described above exist.

TAX STATUS

Introduction

This section provides general information on the federal income tax consequences of ownership of a Certificate based upon our understanding of current federal tax laws and is not intended as tax advice. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Certificate is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Certificates that were purchased before the date of the enactment. We make no attempt to consider any applicable federal estate, federal gift, state or other tax laws. We also make no guarantee regarding the federal, state or local tax status of any Certificate or any transaction involving any Certificate. You should consult a qualified tax professional for advice before purchasing a Certificate or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving and Certificate.

You may purchase a Certificate that is not issued under a Qualified Plan ("Non-Qualified Certificate") or a Certificate that is used under a Plan that is Qualified under the provisions of the Internal Revenue Code of 1986, as amended ("the Code") ("a Qualified Certificate"). The ultimate effect of federal income taxes on the Certificate Value , on annuity payments, and on the economic benefit to the Certificate Owner, Annuitant or Designate Beneficiary depends on the type of retirement plan for which your purchase the Certificate and upon the tax and employment status of the individual concerned

Taxation of Annuities in General

For federal income tax purposes, purchase payments made under Non-Qualified Certificates are not deductible. Under certain circumstances, purchase payments made under Qualified Certificates may be excludible or deductible from taxable income. Any such amounts will also be excluded from the cost basis for purposes of determining the taxable portion of any distributions from a Qualified Certificate.

You should not that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Certificate should be based on the assumption that the purchase of a Qualified Certificate is necessary to obtain tax deferral under a qualified plan.

Section 72 of the Code governs taxation of annuities in general. There are no income taxes on increases in the value of a Certificate until a distribution occurs, in the form of a full surrender, a partial withdrawal, an assignment or gift of the Certificate, or annuity payments. A trust or other entity owning a Non-Qualified Certificate, other than as an agent for an individual, is taxed differently; increases in the value of a Certificate are taxed yearly whether or not a distribution occurs.

Surrenders, Death Benefit Payments, Assignments and Gifts. If you fully surrender your Certificate, the portion of the surrender payment that exceeds your cost basis in the Certificate is subject to tax as ordinary income. For Non-Qualified Certificates, the cost basis is generally the amount of the purchase payments made for the Certificate. For Qualified Certificates, the cost basis is generally zero and the taxable portion of the surrender payment is generally taxed as ordinary income. A Designated Beneficiary receiving a lump sum death benefit payment after your death or the death of the Annuitant is similarly taxed on the portion of the amount that exceeds your cost basis in the Certificate. If the Designated Beneficiary elects to receive annuity payments that begin within one year of the decedent's death, different tax rules apply. See "Annuity Payments" below. For Non-Qualified Certificates, the tax treatment applicable to Designated Beneficiaries may be contrasted with the income-tax-free treatment applicable to persons inheriting and then selling mutual fund shares with a date-of-death value in excess of their basis.

Partial withdrawals received under Non-Qualified Certificates prior to annuitization are first included in gross income to the extent Certificate Value exceeds purchase payments. Then, to the extent the Certificate Value does not exceed purchase payments, such withdrawals are treated as a non-taxable return of principal to you. For partial withdrawals under a Qualified Certificate, a portion of each payment is treated as a non-taxable return of principal and the remaining amount is treated as taxable income. Since the cost basis of Qualified Certificates is generally zero, partial withdrawal amounts will generally be fully taxed as ordinary income.

If you assign or pledge a Non-Qualified Certificate, you will be treated as if you had received the amount assigned or pledged. You will be subject to taxation under the rules applicable to partial withdrawals or surrenders. If you give away your Certificate to anyone other than your spouse, you are treated for income tax purposes as if you had fully surrendered the Certificate.

A special computational rule applies if we issue to you, during any calendar year, two or more Certificates, or one or more Certificates and one or more of our other annuity contracts. Under this rule, the amount of any distribution includable in your gross income is determined under Section 72(e) of the Code. All of the contracts will be treated as one contract. We believe this means the amount of any distribution under any one Certificate will be includable in gross income to the extent that at the time of distribution the sum of the values for all the Certificates or contracts exceeds the sum of each contract's cost basis.

Annuity Payments. We determine the non-taxable portion of each variable annuity payment by dividing the cost basis of your values allocated to Variable Account Value by the total number of expected payments. We determine the non-taxable portion of each fixed annuity payment with an "exclusion ratio" formula which establishes the ratio that the cost basis of your values allocated to Fixed Account Value bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Certificates, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the payee lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Because variable annuity payments can increase over time and because certain payment options provide for a lump sum right of commutation, it is possible that the IRS could determine that variable annuity payments should not be taxed as described above but instead should be taxed as if they were received under an agreement to pay interest. This determination would result in a higher amount (up to 100%) of certain payments being taxable.

With respect to the "level monthly" payment option available under Annuity Option A, pursuant to which each annual payment is placed in our general account and paid out with interest in twelve equal monthly payments, it is possible the IRS could determine that receipt of the first monthly payout of each annual payment is constructive receipt of the entire annual payment. Thus, the total taxable amount for each annual payment would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

The Code does not specifically address partial withdrawals from annuity payments. Based on a private letter ruling issued by the IRS in 2000, it is our intention to report as taxable income the portion of any partial withdrawal from variable annuity Option A that does not exceed immediately before the partial withdrawal the present value of remaining payments less the Certificate's remaining cost basis. Under this approach, a partial withdrawal of $10,000 when the present value is $150,000 and the remaining cost basis is $145,000 would result in taxable income of $5,000 being reported. Since private letter rulings do not bind the IRS, the IRS could take the position that the Code requires the full amount of the partial withdrawal ($10,000 in the example) to be treated as taxable income. Under either approach to determining the taxable income associated with a partial withdrawal, some taxpayers, such as those under age 59 1/2, could be subject to additional tax penalties. Because of the potential for adverse tax results as described above, you should carefully consider, prior to making a partial withdrawal, your need for funds from the Certificate and the tax implications. You should also consult a qualified tax professional prior to making a partial withdrawal.

Penalty Tax. Payments received by you, Annuitants, and Designated Beneficiaries under Certificates may be subject to both ordinary income taxes and a penalty tax equal to 10% of the amount received that is includable in income. The penalty tax is not imposed on the following amounts received:

o	after the taxpayer attains age 59-1/2;
o	in a series of substantially equal payments (not less frequently than annually) made for life or life expectancy;
o	after the death of the Certificate Owner (or, where the Certificate Owner is not a human being, after the death of the Annuitant);
o	if the taxpayer becomes totally and permanently disabled; or
o

under a Non-Qualified Certificate's annuity payment option that provides for a series of substantially equal payments (not less frequently than annually); provided only that one purchase payment is made to the Certificate, that the Certificate is not issued as a result of a Section 1035 exchange, and that the first annuity payment begins in the first Certificate Year.

Income Tax Withholding. We are required to withhold federal income taxes on taxable amounts paid under Certificates unless the recipient elects not to have withholding apply. We will notify recipients of their right to elect not to have withholding apply. See "Tax-Sheltered Annuities" (TSAs) for an alternative type of withholding that may apply to distributions from TSAs that are eligible for rollover to another TSA or an individual retirement annuity or account (IRA).

Section 1035 Exchanges. You may purchase a Non-Qualified Certificate with proceeds from the surrender of an existing annuity contract. Such a transaction may qualify as a tax-free exchange pursuant to Section 1035 of the Code. It is our understanding that in such an event:

o	the new Certificate will be subject to the distribution-at-death rules described in "Death Provisions for Non-Qualified Certificates";

o

purchase payments made between August 14, 1982 and January 18, 1985 and the income allocable to them will, following an exchange, no longer be covered by a "grandfathered" exception to the penalty tax for a distribution of income that is allocable to an investment made over ten years prior to the distribution; and

o	purchase payments made before August 14, 1982 and the income allocable to them will, following an exchange, continue to receive the following "grandfathered" tax treatment under prior law:
	(i)	the penalty tax does not apply to any distribution;
	(ii)	partial withdrawals are treated first as a non-taxable return of principal and then a taxable return of income; and
	(iii)	assignments are not treated as surrenders subject to taxation.

Diversification Standards. The U.S. Secretary of the Treasury has issued regulations that set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Eligible Funds intend to meet the diversification requirements for the Certificate, as those requirements may change from time to time. If the diversification requirements are not satisfied, the Certificate will not be treated as an annuity contract. As a consequence, income earned on a Certificate would be taxable to you in the year in which diversification requirements were not satisfied, including previously non-taxable income earned in prior years.

The preamble to the 1986 investment diversification regulations stated that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying a variable annuity contract will preclude the contract from qualifying as an annuity for federal tax purposes. The guidelines could impose requirements that are not reflected in the Certificate. We, however, have reserved certain rights to alter the Certificate and investment alternatives so as to comply with such guidelines. Since no guidelines have been issued, there can be no assurance as to the content of such guidelines or even whether application of the guidelines will be prospective. For these reasons, you are urged to consult with a qualified tax professional.

Qualified Plans

The Certificate is for use with several types of Qualified Plans. Under the Code, Qualified Plans generally enjoy tax-deferred accumulation of amounts invested in the plan. Therefore, in considering whether or not to purchase a Certificate in Qualified Plan, you should only consider the Certificate's other features, including the availability of lifetime annuity payments and death benefit protection.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, we do not attempt to provide more than general information about the use of the Certificate with the various types of Qualified Plans. Participants under such Qualified Plans as well as Certificate Owners, Annuitants, and Designated Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Certificate issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Certificate in connection with them. Purchasers of the Certificate should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Certificate with that Plan.

Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain contribution limitations, exclude the amount of purchase payments from gross income for tax purposes. However, such purchase payments may be subject to Social Security (FICA) taxes. This type of annuity contract is commonly referred to as a "Tax-Sheltered Annuity" (TSA).

Section 403(b)(11) of the Code contains distribution restrictions. Specifically, distributions attributable to contributions made pursuant to a salary reduction agreement may be paid, through surrender of the Certificate or otherwise, only:

o	when the employee attains age 59-1/2, has a severance from employment, dies or becomes totally and permanently disabled (within the meaning of Section 72(m)(7) of the Code) or

o	in the case of hardship. A hardship distribution must be of employee contributions only and not of any income attributable to such contributions.

Section 403(b)(11) does not apply to distributions attributable to assets held as of December 31, 1988. Thus, it appears that the law's restrictions would apply only to distributions attributable to contributions made after 1988, to earnings on those contributions, and to earnings on amounts held as of 12/31/88. The Internal Revenue Service has indicated that the distribution restrictions of Section 403(b)(11) are not applicable when TSA funds are being transferred tax-free directly to another TSA issuer, provided the transferred funds continue to be subject to the Section 403(b)(11) distribution restrictions.

If you have requested a distribution from a Certificate, we will notify you if all or part of such distribution is eligible for rollover to another Eligible Retirement Plan. Any amount eligible for rollover treatment will be subject to mandatory federal income tax withholding at a 20% rate unless you direct us in writing to transfer the amount as a direct rollover to another Eligible Retirement Plan. The term "Eligible Retirement Plan" means an individual retirement account under Section 408(a), an individual retirement annuity under Section 408(b), a pension or profit sharing plan under Section 401, an annuity plan under Section 403(a), a tax-sheltered annuity under Section 403(b), or an eligible deferred compensation plan of a state or local government under Section 457(b).

Under the terms of a particular Section 403(b) plan, the participant may be entitled to transfer all or a portion of the Certificate Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

Individual Retirement Annuities

Sections 408(b) and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" and "Roth IRA", respectively. These individual retirement annuities are subject to limitations on the amount which may be contributed, the persons who may be eligible to contribute, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into a Section 408(b) Individual Retirement Annuity.

Status of Death Benefits in IRAs. Under the Code, Individual Retirement Accounts may not invest in life insurance contracts but the tax regulations expressly permit an Individual Retirement Account to hold an annuity contract if the death benefit provided under the contract is not more than the greater of the total premiums paid for the contract (net of prior withdrawals) or the contract's cash value. The legislative history of the Federal tax law with respect to Individual Retirement Annuities also indicates that a similar requirement applies to such Annuities.

In certain circumstances, the death benefit payable under the Certificate may exceed both the total premiums paid (net of prior withdrawals) and the cash value of the Certificate. The Company believes that death benefits under an annuity contract do not prevent such a contract from qualifying as an Individual Retirement Annuity, so long as the death benefit is a taxable death benefit and not a tax-exempt life insurance benefit. If the Contract fails to qualify as an Individual Retirement Annuity, then you could be taxable on the entire balance of your Individual Retirement Annuity and also could be subject to a 10% penalty tax if you are under age 59 1/2. You should consult a qualified tax professional with any question concerning the status of Certificates purchased by an Individual Retirement Account or as an Individual Retirement Annuity.

Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Certificate to provide benefits under the plans.

Deferred Compensation Plans With Respect to Service for State and Local Governments

Section 457 of the Code, while not actually providing for a Qualified Plan as that term is normally used, provides for certain deferred compensation plans that enjoy special income tax treatment with respect to service for tax-exempt organizations, state governments, local governments, and agencies and instrumentalities of such governments. The Certificate can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. However, with respect to plans established by tax-exempt organizations, all such investments are owned by and subject to the claims of general creditors of the sponsoring employer.

Annuity Purchases by Nonresident Aliens

The discussion above provides general information regarding federal income tax consequences to annuity purchasers who are U.S. citizens or resident aliens. Purchasers who are not U.S. citizens or are resident aliens will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower rate applies in a U.S. treaty with the purchaser's country. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax professional regarding U.S., state, and foreign taxation with respect to an annuity purchase.

VARIABLE ACCOUNT VOTING PRIVILEGES

In accordance with our view of present applicable law, we will vote the shares of the Eligible Funds held in the Variable Account at regular and special meetings of the shareholders of the Eligible Funds in accordance with instructions received from persons having the voting interest in the Variable Account. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation should change, and as a result we determine that we are permitted to vote the shares of the Eligible Funds in our own right, we may elect to do so.

You have the voting interest under a Certificate prior to the Income Date. The number of shares held in each Sub-account that are attributable to you is determined by dividing your Variable Account Value in each Sub-account by the net asset value of the applicable share of the Eligible Fund. The payee has the voting interest after the Income Date under an annuity payment option. The number of shares held in the Variable Account which are attributable to each payee is determined by dividing the reserve for the annuity payments by the net asset value of one share. During the annuity payment period, the votes attributable to a payee decrease as the reserves underlying the payments decrease.

We will determine the number of shares in which a person has a voting interest as of the date established by the respective Eligible Fund for determining shareholders eligible to vote at the meeting of the Fund. We will solicit voting instructions in writing prior to such meeting in accordance with the procedures established by the Eligible Fund.

Each person having a voting interest in the Variable Account will receive periodic reports relating to the Eligible Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions.

SALES OF THE CERTIFICATES

Clarendon Insurance Agency ("Clarendon"), our affiliate, serves as the principal underwriter for the Certificate described in this prospectus. Salespersons who represent us as variable annuity agents will sell the Certificates. Such salespersons are also registered representatives of broker/dealers who have entered into selling agreements with Clarendon. Clarendon is registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. It is located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

A dealer selling the Certificate may receive up to 6.00% of purchase payments, and additional compensation later based on the Certificate Value of those payments. The percentage may increase to 7.00% during certain time periods Sun Life (NY) and Clarendon select.

We may sell Certificates with lower or no dealer compensation (1) to a person who is as officer, director, or employee of an affiliate of ours, a trustee or officer of an Eligible Fund, an employee of an investment adviser or sub-investment adviser of an Eligible Fund, or an employee or associated person of an entity which has entered in a sales agreement with Clarendon for the distribution of Certificates, or (2) to any Qualified Plan established for such a person. Such Certificates may be different from the Certificates sold to others in that (1) they are not subject to the deduction for the certificate maintenance charge, the asset-based distribution charge or the contingent deferred sales charge and (2) they have a mortality and expense risk charge of 0.35% per year.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account or the Principal Underwriter are a party. We are engaged in various kinds of routine litigation which, in our judgment, is not of material importance in relation to our total capital and surplus.

INQUIRIES BY CERTIFICATE OWNERS

You may write us with questions about your Certificate to Sun Life Insurance and Annuity Company of New York, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or call (800) 367-3653.

TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

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APPENDIX A

THE FIXED ACCOUNT (ALSO KNOWN AS THE MODIFIED GUARANTEED ANNUITY ACCOUNT)

Introduction

This appendix describes the Fixed Account option available under the Certificate.

Any purchase payments you allocate to the Fixed Account option become part of our general account. Because of provisions in the securities laws, our general account including the Fixed Account, are not subject to regulation under the Securities Act of 1933 or the Investment Company Act of 1940. The Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the general account and the Fixed Account option.

Investments in the Fixed Account

We will allocate purchase payments to the Fixed Account according to your selection in the application. Your selection must specify the percentage of the purchase payment you want to allocate to each Guarantee Period. The percentage, if not zero, must be at least 5%. You may change the allocation percentages without any charges. You must make allocation changes in writing unless you have, in writing, authorized us to accept telephone allocation instructions. By authorizing us to accept telephone changes, you are agreeing to the conditions and procedures we establish from time to time. The current conditions and procedures are in Appendix B. We will notify you in advance of any changes.

Each Guarantee Period currently offered is available for initial and subsequent purchase payments and for transfers of Certificate Value. We currently offer Guarantee Periods of 1 year. We may change at any time the number and/or length of Guarantee Periods we offer. If we no longer offer a particular Guarantee Period, the existing Fixed Account Value in that Guarantee Period will remain until the end of the period. At that time, you must select a different Guarantee Period.

Fixed Account Value

Fixed Account Value is equal to:

o	all purchase payments allocated or amounts transferred to the Fixed Account plus the interest credited on those payments or amounts transferred; less

o	any prior partial withdrawals or transfers from the Fixed Account, including any applicable charges.

Interest Credits

We credit interest daily. The interest we credit is based on an annual compound interest rate. It is credited to purchase payments allocated to the Fixed Account at rates we declare for Guarantee Periods of one or more years from the month and day of allocation. Any rate we set will be at least 3% per year.

Our interest crediting method may result in each of your Guarantee Periods being subject to different rates. For purposes of this section, we treat Variable Account Value transferred to the Fixed Account and Fixed Account Value renewed for or transferred to another Guarantee Period as a purchase payment allocation.

End of A Guarantee Period

We will notify you in writing at least 30 days prior to the end of each of your Guarantee Periods. At the end of your Guarantee Period, we will automatically transfer your Guarantee Period's Fixed Account Value to the Stein Roe Money Market Sub-account unless we have received:

o	your election of a new Guarantee Period from among those we offer at that time; or

o	your instructions to transfer the ending Fixed Account Value to one or more Sub-accounts of the Variable Account.

You may not elect a new Guarantee Period longer than the number of years remaining until the Income Date

Transfers of Fixed Account Value

You may transfer Fixed Account Value from one of your Guarantee Periods to another or to one or more Sub-accounts of the Variable Account. If the Fixed Account Value represents multiple Guarantee Periods, your transfer request must specify from which values you want the transfer made.

The Certificate allows us to limit the number of transfers you may make in a specified time period. Currently, we generally limit Variable Account and Fixed Account transfers to one transfer every 30 days with a $2,000,000 per transfer dollar limit. See "Transfer of Variable Account Value" and "Limits on Transfers". These limitations will not apply to any transfer made at the end of a Guarantee Period. We will notify you prior to changing the current limitations.

You must request transfers in writing unless you have authorized us in writing to accept telephone transfer instructions from you or from a person acting on your behalf as an attorney-in-fact under a power of attorney. By authorizing us to accept telephone transfer instructions, you agree to the conditions and procedures we establish from time to time. The current conditions and procedures are in Appendix B. If you have authorized telephone transfers, you will be notified in advance of any changes. A person acting on your behalf as an attorney-in-fact under a power of attorney may request transfers in writing.

If we receive your transfer requests before 4:00 PM Eastern Time, which is the close of trading on the New York Stock Exchange, we will execute them at the close of business that day. Any requests we receive later, we will execute at the close of the next business day.

If you transfer 100% of a Guarantee Period's value and your current allocation for purchase payments includes that Guarantee Period, we will automatically change the allocation formula for future purchase payments unless you instruct otherwise. For example, if the allocation formula is 50% to the one-year Guarantee Period and 50% to Sub-account A and you transfer all Fixed Account Value to Sub-account A, we will change the allocation formula to 100% to Sub-account A.

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APPENDIX B

TELEPHONE INSTRUCTIONS

Telephone Transfers of Certificate Values

1. If there are Joint Certificate Owners, both must authorize us to accept telephone instructions but either Certificate Owner may give us telephone instructions.

2. All callers must identify themselves. We reserve the right to refuse to act upon any telephone instructions in cases where the caller has not sufficiently identified himself/herself to our satisfaction.

3. Neither we nor any person acting on our behalf shall be subject to any claim, loss, liability, cost or expense if we or such person acted in good faith upon a telephone instruction, including one that is unauthorized or fraudulent. However, we will employ reasonable procedures to confirm that a telephone instruction is genuine and, if we do not, we may be liable for losses due to an unauthorized or fraudulent instruction. You thus bear the risk that an unauthorized or fraudulent instruction we execute may cause your Certificate Value to be lower than it would be had we not executed the instruction.

4. We record all conversations with disclosure at the time of the call.

5. The application for the Certificate may allow you to create a power of attorney by authorizing another person to give telephone instructions. Unless prohibited by state law, we will treat such power as durable in nature and it shall not be affected by your subsequent incapacity, disability or incompetency. Either we or the authorized person may cease to honor the power by sending written notice to you at your last known address. Neither we nor any person acting on our behalf shall be subject to liability for any act executed in good faith reliance upon a power of attorney.

6. Telephone authorization shall continue in force until:

o	we receive your written revocation,
o	we discontinue the privilege, or
o	we receive written evidence that you have entered into a market timing or asset allocation agreement with an investment adviser or with a broker/dealer.

7. If we receive telephone transfer instructions at 800-367-3653 before the 4:00 P.M. Eastern Time close of trading on the New York Stock Exchange, they will be initiated that day based on the unit value prices calculated at the close of that day. We will initiate instructions we receive after the close of trading on the NYSE on the following business day.

8. Once we accept instructions, they may not be canceled.

9. You must make all transfers in accordance with the terms of the Certificate and current prospectus. If your transfer instructions are not in good order, we will not execute the transfer and will notify the caller within 48 hours.

10. If you transfer 100% of any Sub-account's value and the allocation formula for purchase payments includes that Sub-account, then we will change the allocation formula for future purchase payments accordingly unless we receive telephone instructions to the contrary. For example, if the allocation formula is 50% to Sub-account A and 50% to Sub-account B and you transfer all of Sub-account A's value to Sub-account B, we will change the allocation formula to 100% to Sub-account B unless you instruct us otherwise.

Telephone Changes to Purchase Payment Allocation Percentages

Numbers 1-6 above are applicable.

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Distributed by:

Clarendon Insurance Agency, Inc.

One Sun Life Executive Park

Wellesley Hills, MA 02481

Issued by:

Sun Life Insurance and Annuity Company of New York

P.O. Box 9133, Wellesley Hills, MA 02481

KBKA	12/2002

Yes. I would like to receive the New York Keyport Advisor Variable Annuity Statement of Additional Information.

Yes. I would like to receive the Statement of Additional Information for the Eligible Funds of:

The Alger American Fund

Liberty Variable Investment Trust

SteinRoe Variable Investment Trust

Alliance Variable Products Series Fund, Inc.

MFS Variable Insurance Trust

Name

Address

City

State

Zip

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BUSINESS REPLY MAIL

FIRST CLASS MAIL PERMIT NO. 6719 BOSTON, MA

POSTAGE WILL BE PAID BY ADDRESSEE

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

P.O. BOX 9133

WELLESLEY HILLS, MA 02481

NO POSTAGE

NECESSARY

IF MAILED

IN THE

UNITED STATES

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STATEMENT OF ADDITIONAL INFORMATION

GROUP FLEXIBLE PURCHASE PAYMENT

DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY

KBL VARIABLE ACCOUNT A

OF

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK ("Sun Life (NY)")

This Statement of Additional Information ("SAI") is not a prospectus but it relates to, and should be read in conjunction with, the New York Keyport Advisor variable annuity prospectus dated December 31, 2002. The SAI is incorporated by reference into the prospectus. The prospectus is available, at no charge, by writing Sun Life (NY) at P.O. Box 9133, Wellesley Hills, MA 02481 or by calling (800) 437-4466.

TABLE OF CONTENTS

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The date of this Statement of Additional Information is December 31, 2002.

KBKA.SAI	12/2002

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SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

Sun Life Insurance and Annuity Company of New York ("Sun Life (NY)") is a stock life insurance company incorporated under the laws of New York on May 25, 1983. Sun Life (NY) does business exclusively in New York. Its Home Office is located at 122 East 42nd Street, Suite 1900, New York, New York 10017.

The Company is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)". Sun Life (U.S.) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (U.S.) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act 1934 with common shares listed on the Toronto, New York, London and Manila stock exchanges. For additional information about Sun Life (NY), see page 12 of the prospectuses.

VARIABLE ANNUITY BENEFITS

Variable Annuity Payment Values

For each variable payment option, we calculate separately each Sub-account's contribution to your periodic payments. Your total periodic payment equals: (a) the sum of the payment amounts determined for all of the Sub-accounts you have selected; less (b) the pro-rata amount of the annual Certificate Maintenance Charge.

The portion of your first payment based on your interest in a Sub-account will be determined by deducting any applicable Certificate Maintenance Charge and any applicable state premium taxes and then dividing the remaining value of your interest in that Sub-account by $1,000 and multiplying the result by the greater of: (a) the applicable factor from the Certificate's annuity table for the particular payment option and assumed annual investment rate ("AIR") you have selected; or (b) the factor currently offered by Sun Life (NY) at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

The number of Annuity Units for each Sub-account will be determined by dividing such first payment by the Sub-account Annuity Unit value for the Valuation Period that includes the date of the first payment. The number of Annuity Units remains fixed for the annuity payment period. Each Sub-account payment after the first one will be determined by multiplying (a) by (b), where: (a) is the number of Sub-account Annuity Units; and (b) is the Sub-account Annuity Unit value for the Valuation Period that includes the date of the particular payment.

Variable annuity payments will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect annuity payments, Sun Life (NY) uses an Annuity Unit value. Each Sub-account has its own Annuity Units and value per Unit. The Annuity Unit value applicable during any Valuation Period is determined at the end of such period.

When Eligible Fund shares first were purchased on behalf of the Variable Account, each Annuity Unit for each Sub-account was valued at a specified dollar amount. The Unit value for each Sub-account in any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. (See "Net Investment Factor" in the prospectus.) This factor may be greater or less than 1.0; therefore, the Annuity Unit may increase or decrease from Valuation Period to Valuation Period. For each AIR, Sun Life (NY) calculates a net investment factor for each Sub-account by dividing (a) by (b), where:
(a)	is equal to the net investment factor as defined in the prospectus without any deduction for the distribution charge defined in (c)(ii) of the net investment factor formula; and

(b)

is the assumed investment factor for the current Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the AIR. The AIR for Annuity Units based on the Contract's annuity tables is 5% per year. An AIR of 3% per year is also currently available upon Written Request.

With a particular AIR, payments after the first one will increase or decrease from month to month based on whether the actual annualized investment return of the selected Sub-account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed AIR percentage. If a given amount of Sub-Account value is applied to a particular payment option, the initial payment will be smaller if a 3% AIR is selected instead of a 5% AIR but, all other things being equal, the subsequent 3% AIR payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage. For example, consider what would happen if the actual annualized investment return (see the first sentence of this paragraph) is 9%, 5%, 3%, or 0% between the time of the first and second payments. With an actual 9% return, the 3% AIR and 5% AIR payments would both increase in amount but the 3% AIR payment would increase by a larger percentage. With an actual 5% return, the 3% AIR payment would increase in amount while the 5% AIR payment would stay the same. With an actual return of 3%, the 3% AIR payment would stay the same while the 5% AIR payment would decrease in amount. Finally, with an actual return of 0%, the 3% AIR and 5% AIR payments would both decrease in amount but the 3% AIR payment would decrease by a smaller percentage. Note that the changes in payment amounts described above are on a percentage basis and thus do not illustrate when, if ever, the 3% AIR payment amount might become larger than the 5% AIR payment amount. Note though that if Option A (Income for a Fixed Number of Years) is selected and payments continue for the entire period, the 3% AIR payment amount will start out being smaller than the 5% AIR payment amount but eventually the 3% AIR payment amount will become larger than the 5% AIR payment amount.

Re-Allocating Sub-account Payments

The number of Annuity Units for each Sub-account under any variable annuity option will remain fixed during the entire annuity payment period unless the payee makes a written request for a change. Currently, a payee can instruct Sun Life (NY) to change the Sub-account(s) used to determine the amount of the variable annuity payments 1 time every 12 months. The payee's request must specify the percentage of the annuity payment that is to be based on the investment performance of each Sub-account. The percentage for each Sub-Account, if not zero, must be at least 5% and must be a whole number. At the end of the Valuation Period during which Sun Life (NY) receives the request, Sun Life (NY) will: (a) value the Annuity Units for each Sub-account to create a total annuity value; (b) apply the new percentages the payee has selected to this total value; and (c) recompute the number of Annuity Units for each Sub-account. This new number of units will remain fixed for the remainder of the payment period unless the payee requests another change.

SAFEKEEPING OF ASSETS

Sun Life (NY) acts as custodian for, and is responsible for the safekeeping of, the assets of the Variable Account.

Sun Life (NY) has responsibility for providing all administration of the Certificates and the Variable Account. This administration includes, but is not limited to, preparation of the Contracts and Certificates, maintenance of Certificate Owners' records, and all accounting, valuation, regulatory and reporting requirements. Sun Life (NY) has contracted with Sun Life Assurance Company of Canada (U.S.), an affiliate, to provide administration for the Contracts and Certificates, as its agent. Sun Life (NY) reimburses Sun Life Assurance Company of Canada (U.S.) for the costs it incurs for providing those administrative services.

PRINCIPAL UNDERWRITER

The Contract and Certificates, which are offered continuously, are distributed by Clarendon Insurance Agency, Inc. ("Clarendon"), which is an affiliate of Sun Life (NY).

EXPERTS

Ernst & Young LLP, independent auditors, have audited the statutory-basis financial statements of Keyport Benefit Life Insurance Company at December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of the Variable Account at December 31, 2001 and for each of the two years in the period ended December 31, 2001, as set forth in their reports. We have included those financial statements in the statement of additional information in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing. Their principal office is located at 200 Clarendon Street, Boston, Massachusetts.

The financial statements of Sun Life Insurance and Annuity Company of New York for the years ended December 31, 2001, 2000, 1999, appearing in this SAI, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report thereon appearing elsewhere herein, and are included in reliance upon the report of such firm given upon their authority as experts in account in and auditing.

INVESTMENT PERFORMANCE

The Variable Account may from time to time quote performance information concerning its various Sub-accounts. A Sub-account's performance may also be compared to the performance of Sub-accounts used with variable annuities offered by other insurance companies. This comparative information may be expressed as a ranking prepared by Financial Planning Resources, Inc. of Miami, FL (The VARDS Report), Lipper Analytical Services, Inc., or by Morningstar, Inc. of Chicago, IL (Morningstar's Variable Annuity Performance Report), which are independent services that compare the performance of variable annuity Sub-accounts. The rankings are done on the basis of changes in accumulation unit values over time and do not take into account any charges (such as distribution charges or administrative charges) that are deducted directly from contract values.

Ibbotson Associates of Chicago, IL provides historical returns from 1926 on capital markets in the United States. The Variable Account may quote the performance of its Sub-accounts in conjunction with the long-term performance of capital markets in order to illustrate general long-term risk versus reward investment scenarios. Capital markets tracked by Ibbotson Associates include common stocks, small company stocks, long-term corporate bonds, long-term government bonds, U.S. Treasury Bills, and the U.S. inflation rate. Historical total returns are determined by Ibbotson Associates for: Common Stocks, represented by the Standard and Poor's Composite Stock Price Index (an unmanaged weighted index of 90 stocks prior to March 1957 and 500 stocks thereafter of industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market); Small Company Stocks, represented by the fifth capitalization quintile (i.e., the ninth and tenth deciles) of stocks on the New York Stock Exchange for 1926-1981 and by the performance of the Dimensional Fund Advisors Small Company 9/10 (for ninth and tenth deciles) Fund thereafter; Long Term Corporate Bonds, represented beginning in 1969 by the Salomon Brothers Long-Term High-Grade Corporate Bond Index, which is an unmanaged index of nearly all Aaa and Aa rated bonds, represented for 1946-1968 by backdating the Salomon Brothers Index using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers in computing its Index, and represented for 1925-1945 through the use of the Standard and Poor's monthly High-Grade Corporate Composite yield data, assuming a 4% coupon and a 20-year maturity; Long-Term Government Bonds, measured each year using a portfolio containing one U.S. government bond with a term of approximately twenty years and a reasonably current coupon; U.S. Treasury Bills, measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the shortest-term bill having not less than one month to maturity; Inflation, measured by the Consumer Price Index for all Urban Consumers, not seasonably adjusted, since January, 1978 and by the Consumer Price Index before then. The stock capital markets may be contrasted with the corporate bond and U.S. government securities capital markets. Unlike an investment in stock, an investment in a bond that is held to maturity provides a fixed rate of return. Bonds have a senior priority to common stocks in the event the issuer is liquidated and interest on bonds is generally paid by the issuer before it makes any distributions to common stock owners. Bonds rated in the two highest rating categories are considered high quality and present minimal risk of default. An additional advantage of investing in U.S. government bonds and Treasury bills is that they are backed by the full faith and credit of the U.S. government and thus have virtually no risk of default. Although government securities fluctuate in price, they are highly liquid.

Average Annual Total Return for a Certificate that is Surrendered

The tables below provide performance results for each Sub-account through December 31, 2001. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Certificate Owner.

The following tables were calculated using the method prescribed by the Securities and Exchange Commission. They illustrate each Sub-account's average annual total return over the periods shown assuming a single $1,000 initial purchase payment and the surrender of the Certificate at the end of each period. The Sub-account's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Sub-account for the period specified. The first table uses the inception date of the Certificate's Sub-accounts while the second table assumes the Certificate was available prior to that date on the Funds' inception date.

Each calculation assumes that the $1,000 initial purchase payment was allocated to only one Sub-account and no transfers or additional purchase payments were made. The rate of return reflects all charges assessed against a Certificate and the Sub-account except for any premium taxes that may be payable. The charges reflected are: a Contingent Deferred Sales Charge that applies when the hypothetical Certificate is surrendered; the annual 1.25% Mortality and Expense Risk Charge; the annual 0.15% distribution charge; and, on an allocated basis, the Certificate's Certificate Maintenance Charge that is deducted at the end of each year and upon surrender. The Contingent Deferred Sales Charge used in the calculations for a particular Sub-Account is equal to the percentage charge in effect at the end of the period multiplied by the assumed $1,000 payment. The percentage charge declines from 7% to 1% over 7 years by 1% per year.
	Average Annual Total Return for a
	Certificate Surrendered on 12/31/01
	Hypothetical $1,000 Purchase Payment*

	Length of Investment Period
	One	Three	Five	Ten	Since Sub-account
Sub-account	Year	Years	Years	Years	Inception Shown
Alger Growth	-18.26%	-2.58%	N/A	N/A	.019%(07/22/98)
Alger Small Cap	-34.66%	-12.20%	N/A	N/A	-10.95%(07/22/98)
Alliance Global Bond	-7.56%	-4.49%	N/A	N/A	-1.29%(07/22/98)
Alliance Premier Growth	-23.26%	-5.62%	N/A	N/A	-2.86%(07/22/98)
Colonial Int'l Fund for Growth	-29.88%	-7.27%	N/A	N/A	-8.58%(07/22/98)
Colonial Strategic Income	-3.65%	-0.91%	N/A	N/A	-0.59%(07/22/98)
Colonial U.S. Growth & Income	-7.86%	2.13%	N/A	N/A	16.27%(07/22/98)
Liberty All-Star Equity	-19.11%	-2.56%	N/A	N/A	-1.88%(07/22/98)
Liberty Value	-7.48%	4.33%	N/A	N/A	3.35%(07/22/98)
Newport Tiger	-24.44%	2.20%	N/A	N/A	10.08%(07/22/98)
Stein Roe Global Utilities	-20.30%	-4.06%	N/A	N/A	-3.16%(07/22/98)
MFS Emerging Growth	-38.35%	-4.56%	N/A	N/A	-1.94%(07/22/98)
MFS Research	-27.00%	-5.09%	N/A	N/A	-4.19%(07/22/98)
Liberty Federal Securities	-0.45%	3.54%	N/A	N/A	3.76%(07/22/98)
Stein Roe Balanced	-15.82%	-2.37%	N/A	N/A	-1.39%(07/22/98)
Stein Roe Growth Stock	-30.12%	-5.82%	N/A	N/A	-4.31%(07/22/98)
Stein Roe Small Company Stock	-16.60%	5.31%	N/A	N/A	0.27%(07/22/98)

* Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds except Colonial Int'l Fund for Growth, Newport Tiger and Stein Roe Balanced. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See footnote 2 on page 7 of the prospectus for any expense reimbursement percentages currently applicable to the Funds.
	Average Annual Total Return for a
	Certificate Surrendered on 12/31/01
	Hypothetical $1,000 Purchase Payment*

	Length of Investment Period

	One	Three	Five	Ten	Since Fund
Sub-account	Year	Years	Years	Years	Inception Shown
Alger Growth	-18.26%	-2.58%	11.52%	13.39%	14.98%(01/09/89)
Alger Small Cap	-34.66%	-12.20%	-2.70%	3.41%	10.22%(09/21/88)
Alliance Global Bond	-7.56%	-4.49%	-0.11%	3.32%	4.14%(07/15/91)
Alliance Premier Growth	-23.26%	-5.62%	10.77%	N/A	14.09%(06/26/92)
Colonial Int'l Fund for Growth	-29.88%	-7.27%	-2.74%	N/A	-1.45%(05/03/94)
Colonial Strategic Income	-3.65%	-0.91%	2.31%	N/A	5.01%(07/13/94)
Colonial U.S. Growth & Income	-7.86%	2.13%	11.04%	N/A	14.32%(07/05/94)
Liberty All-Star Equity	-19.11%	-2.56%	N/A	N/A	2.46%(11/15/97)
Liberty Value	-7.48%	4.33%	10.12%	N/A	11.35%(07/01/93)
Newport Tiger	-24.44%	2.20%	-7.41%	N/A	-2.20%(05/01/95)
Stein Roe Global Utilities	-20.30%	-4.06%	6.09%	N/A	6.07%(07/01/93)
MFS Emerging Growth	-38.35%	-4.56%	7.28%	N/A	10.76%(07/24/95)
MFS Research	-27.00%	-5.09%	4.83%	N/A	8.53%(07/26/95)
Liberty Federal Securities	-0.45%	3.54%	5.10%	5.02%	6.28%(01/01/89)
Stein Roe Balanced	-15.82%	-2.37%	4.05%	6.68%	8.39%(01/01/89)
Stein Roe Growth Stock	-30.12%	-5.82%	7.15%	8.87%	11.87%(01/01/89)
Stein Roe Small Company Stock	-16.60%	5.31%	0.54%	8.10%	9.93%(01/01/89)

* Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds except Colonial Int'l Fund for Growth, Newport Tiger and Stein Roe Balanced. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See footnote 2 on page 7 of the prospectus any expense reimbursement percentages currently applicable to the Funds.

Change in Accumulation Unit Value

The following performance information illustrates the average annual change and the actual annual change in Accumulation Unit values for each Sub-account and is computed differently than the standardized average annual total return information. Performance information for periods prior to the inception date of the Contract's Sub-accounts assumes the Certificates were available prior to that date on the Funds' inception date.

A Sub-account's average annual change in Accumulation Unit values is the annualized rate at which the value of a Unit changes over the time period illustrated. A Sub-account's actual annual change in Accumulation Unit values is the rate at which the value of a Unit changes over each 12-month period illustrated. These rates of change in Accumulation Unit values reflect the Certificate's annual 1.25% Mortality and Expense Risk Charge and the annual 0.15% distribution charge. They do not reflect deductions for any Contingent Deferred Sales Charge, Certificate Maintenance Charge, and premium taxes. The rates of change would be lower if these charges were included.

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	Average Annual Change	Average Annual Change
	In Accumulation Unit	in Accumulation Unit Value
	Value From Fund	over the period shown
	Inception Shown	through 12/31/01
Sub-account	through 12/31/01**	Three Years	Five Years	Ten Years
Alger Growth	14.98%(01/09/89)	-1.21%	11.79%	13.39%
Alger Small Cap	10.11%(09/20/88)	-10.96%	-2.85%	3.27%
Alliance Global Bond	4.14%(07/15/91)	-3.15%	0.30%	3.32%
Alliance Premier Growth	14.09%(06/26/92)	-4.30%	11.05%	N/A
Colonial Int'l Fund for Growth	-1.44%(05/03/94)	-5.96%	-2.34%	N/A
Colonial Strategic Income	5.02%(07/05/94)	0.46%	2.69%	N/A
Colonial U.S. Growth & Income	14.31%(07/05/94)	3.42%	11.32%	N/A
Liberty All-Star Equity	3.14%(11/15/97)	-1.19%	N/A	N/A
Liberty Value	11.36%(07/01/93)	5.57%	10.40%	N/A
Newport Tiger	-2.04%(05/01/95)	3.48%	-7.03%	N/A
Stein Roe Global Utilities	6.07%(07/01/93)	-2.71%	6.41%	N/A
MFS Emerging Growth	10.85%(07/24/95)	-3.23%	7.59%	N/A
MFS Research	8.64%(07/26/95)	-3.76%	5.17%	N/A
Liberty Federal Securities	6.28%(01/01/89)	4.79%	5.44%	5.02%
Stein Roe Balanced	8.39%(01/01/89)	-1.00%	4.41%	6.69%
Stein Roe Growth Stock	11.86%(01/01/89)	-4.49%	7.47%	8.88%
Stein Roe Small Company Growth	9.92%(01/01/89)	6.53%	0.95%	8.10%
	12-Month Period Change in Accumulation
	Unit Value**
Sub-account	1992	1993	1994	1995	1996
Alger Growth	10.82%	20.78%	0.05%	34.49%	11.77%
Alger Small Cap	2.12%	11.72%	-5.69%	42.32%	2.73%
Alliance Global Bond	3.40%	9.61%	-6.46%	23.02%	4.72%
Alliance Premier Growth	12.99%*	11.07%	-4.30%	42.85%	21.00%
Colonial Int'l Fund for Growth	N/A	N/A	-6.86%*	4.39%	3.62%
Colonial Strategic Income	N/A	N/A	0.15%*	16.67%	8.20%
Colonial U.S. Growth & Income	N/A	N/A	3.69%*	27.91%	20.14%
Liberty All-Star Equity	N/A	N/A	N/A	N/A	N/A
Liberty Value	N/A	4.28%*	-2.12%	28.34%	16.16%
Newport Tiger	N/A	N/A	N/A	14.46%*	9.69%
Stein Roe Global Utilities	N/A	-2.38%*	-11.51%	33.30%	5.04%
MFS Emerging Growth	N/A	N/A	N/A	16.70%*	15.40%
MFS Research	N/A	N/A	N/A	9.97%*	20.46%
Liberty Federal Securities	4.49%	4.80%	-2.93%	14.14%	3.25%
Stein Roe Balanced	6.04%	7.78%	-4.52%	23.75%	14.01%
Stein Roe Growth Stock	5.15%	3.52%	-7.64%	35.84%	19.59%
Stein Roe Small Company Growth	12.90%	33.80%	-0.20%	10.21%	25.18%
	12-Month Period Change in Accumulation
	Unit Value**
Sub-account	1997	1998	1999	2000	2001
Alger Growth	24.01%	46.03%	31.90%	-15.95%	-13.04%
Alger Small Cap	0.62%	13.93%	40.46%	-28.20%	-30.49%
Alliance Global Bond	-0.72%	12.54%	-7.41%	-0.22%	-1.66%
Alliance Premier Growth	32.01%	45.93%	30.49%	-17.73%	-18.36%
Colonial Int'l Fund for Growth	-4.12%	11.40%	38.64%	-19.59%	-25.41%
Colonial Strategic Income	7.70%	4.56%	0.38%	-1.32%	2.35%
Colonial U.S. Growth & Income	30.41%	18.49%	10.45%	2.18%	-1.98%
Liberty All-Star Equity	0.63%*	17.03%	7.06%	4.71%	-13.95%
Liberty Value	27.19%	9.60%	4.09%	14.83%	-1.57%
Newport Tiger	-32.09%	-7.73%	65.70%	-16.80%	-19.62%
Stein Roe Global Utilities	26.98%	16.70%	26.86%	-14.39%	-15.21%
MFS Emerging Growth	20.22%	32.31%	74.28%	-20.71%	-34.41%
MFS Research	18.60%	21.68%	22.34%	-6.16%	-22.35%
Liberty Federal Securities	7.54%	5.32%	-0.34%	9.40%	5.55%
Stein Roe Balanced	15.21%	10.99%	11.07%	-2.44%	-10.45%
Stein Roe Growth Stock	30.45%	26.14%	35.05%	-13.23%	-25.66%
Stein Roe Small Company Growth	6.32%	-18.45%	46.05%	-6.71%	-11.28%

* Percentage of change is for less than 12 months; it is for the period from the inception date shown to the end of the year.

** Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds except Colonial Int'l Fund for Growth, Newport Tiger and Stein Roe Balanced. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See footnote 2 on page 7 of the prospectus for any expense reimbursement percentages currently applicable to the Funds.

Yield for Stein Roe Money Market Sub-account

Yield for the Stein Roe Money Market Sub-account is calculated using the method prescribed by the Securities and Exchange Commission. Yield reflects the deduction of the annual 1.40% asset-based Certificate charge and, on an allocated basis, the Certificate's annual $36 Certificate Maintenance Charge. The yield does not reflect Contingent Deferred Sales Charges and premium tax charges. The yield would be lower if these charges were included. The following is the standardized formula:

Yield equals:   (A - B - 1) X  365

                           C                 7

Where:
A	=	the Accumulation Unit value at the end of the 7-day period.

B	=

hypothetical Certificate Maintenance Charge for the 7-day period. The assumed annual Stein Roe Money Market Sub-account charge is equal to the $36 Certificate charge multiplied by a fraction equal to the average number of Certificates with Stein Roe Money Market Sub-account value during the 7-day period divided by the average total number of Certificates during the 7-day period. This annual amount is converted to a 7-day charge by multiplying it by 7/365. It is then equated to an Accumulation Unit size basis by multiplying it by a fraction equal to the average value of one Stein Roe Money Market Sub-account Accumulation Unit during the 7-day period divided by the average Certificate Value in Stein Roe Money Market Sub-account during the 7-day period.

C	=	the Accumulation Unit value at the beginning of the 7-day period.

The yield formula assumes that the weekly net income generated by an investment in the Stein Roe Money Market Sub-account will continue over an entire year.


For the 7-day period ended 12/31/01 the yield for the Stein Roe Money Market Sub-account was 0.17%.


FINANCIAL STATEMENTS

The financial statements of the Variable Account, Keyport Benefit Life Insurance Company and Sun Life Insurance and Annuity Company of New York are included in the statement of additional information. The financial statements of Sun Life Insurance and Annuity Company of New York are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.


FINANCIAL STATEMENTS OF KBL VARIABLE ACCOUNT A


Report of Independent Auditors

To the Board of Directors of Keyport Benefit Life Insurance Company

and Contract Owners of Variable Account A

We have audited the accompanying statement of assets and liabilities of Keyport Benefit Life Insurance Company Variable Account A (comprising, respectively, the AIM VI Value Series I, AIM VI International Equity Series I, AIM VI Capital Appreciation Series I, AIM VI Growth Series I, Alger American Growth Portfolio, Alger American Small Capitalization Portfolio, Alliance Premier Growth Portfolio (A), Alliance Premier Growth Portfolio (B), Alliance Growth and Income Portfolio (B), Alliance Technology Portfolio (B), Alliance Growth and Income Portfolio (A), Alliance Global Bond Portfolio (A), Alliance Global Bond Portfolio (B), Alliance Real Estate Investment Portfolio (A), Alliance Worldwide Privatization Portfolio (B), Alliance International Portfolio (B), Alliance Growth Portfolio (B), Brinson Tactical Allocation Portfolio (I), Exeter Growth Fund, Fidelity VIP Equity Income - SC2, Fidelity VIP III Growth Opportunities Fund - SC2, Templeton Developing Markets Sec Fund 2, Colonial U.S. Growth & Income Fund VS (A), Liberty Value Fund VS (A), Colonial Strategic Income Fund VS (A), Stein Roe Global Utilities Fund VS (A), Liberty All-Star Equity Fund VS (A), Colonial U.S. Growth & Income Fund VS (B), Liberty S&P 500 Index Fund VS (B), Colonial Strategic Income Fund VS (B), Wanger U.S. Small Cap Fund, Colonial High Yield Securities Fund VS (A), Colonial High Yield Securities Fund VS (B), Liberty Select Value Fund VS (B), Colonial Small Cap Value Fund VS (B), Wanger International Small Cap Fund, Colonial International Fund for Growth VS (A), Newport Tiger Fund VS (B), Rydex Health Care Fund VS (B), Colonial Small Cap Value Fund VS (A), Rydex Financial Services Fund VS (B), Liberty Value Fund VS (B), Newport Tiger Fund VS (A), Wanger Twenty Fund, Colonial Global Equity Fund VS (B), Colonial International Horizons Fund VS (B), Liberty All-Star Equity Fund VS (B), Crabbe Huson Real Estate Investment Fund VS (B), Wanger Foreign Forty Fund, Liberty Newport Japan Opportunities Fund VS (B), MFS Research Series - IC, MFS Emerging Growth Series - IC, MFS Investors Trust Series - SC, MFS Emerging Growth Series - SC, MFS Investors Growth Stock Series - SC, MFS New Discovery Series - SC, MFS Bond Series - IC, Rydex OTC Fund, Stein Roe Money Market Fund VS (A), Stein Roe Balanced Fund VS (A), Stein Roe Growth Stock Fund VS (A), Liberty Federal Securities Fund VS (B), Stein Roe Growth Stock Fund VS (B), Stein Roe Balanced VS (B), Liberty Federal Securities Fund VS (A), Stein Roe Small Company Growth Fund VS (A)) of the Keyport Benefit Life Insurance Company as of December 31, 2001, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of Keyport Benefit Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Keyport Benefit Life Insurance Company Variable Account A at December 31, 2001, and the results of its operations and changes in its net assets for the years ended December 31, 2001 and 2000, in conformity with accounting principles generally accepted in the United States.
ERNST & YOUNG LLP

Boston, Massachusetts

April 19, 2002


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Assets and Liabilities

December 31, 2001

Assets

Investments at market value:
AIM Variable Insurance Funds, Inc.
AIM VI Value Series I - 270,103 shares (cost $8,145,141)	$6,306,900
AIM VI International Equity Series I - 286,691 shares (cost $5,617,431)	4,274,558
AIM VI Capital Appreciation Series I - 161,754 shares (cost $5,406,745)	3,513,293
AIM VI Growth Series I - 47,993 shares (cost $1,487,023)	785,638

Alger American Fund
Alger American Growth Portfolio - 236,974 shares (cost $13,430,933)	8,713,527
Alger American Small Capitalization Portfolio - 120,304 shares (cost $4,617,145)	1,991,028

Alliance Variable Products Series Fund, Inc.
Alliance Premier Growth Portfolio (A) - 524,256 shares (cost $17,673,109)	13,190,281
Alliance Premier Growth Portfolio (B) - 354,832 shares (cost $13,040,558)	8,870,811
Alliance Growth and Income Portfolio (B) - 278,461 shares (cost $6,322,692)	6,134,501
Alliance Technology Portfolio (B) - 308,986 shares (cost $9,620,555)	5,299,104
Alliance Growth and Income Portfolio (A) - 106,151 shares (cost $2,288,136)	2,352,296
Alliance Global Bond Portfolio (A) - 193,316 shares (cost $2,272,858)	2,112,939
Alliance Global Bond Portfolio (B) - 40,640 shares (cost $442,178)	441,354
Alliance Real Estate Investment Portfolio (A) - 19,811 shares (cost $190,096)	227,826
Alliance Worldwide Privatization Portfolio (B) - 7,198 shares (cost $104,267)	87,598
Alliance International Portfolio (B) - 856 shares (cost $9,640)	10,002
Alliance Growth Portfolio (B) - 438 shares (cost $6,804)	7,141

Brinson Series Trust
Brinson Tactical Allocation Portfolio (I) - 4,656 shares (cost $74,617)	59,089

Exeter Insurance Fund, Inc.
Exeter Growth Fund - 3,475 shares (cost $50,719)	48,888

Fidelity VIP Funds
Fidelity VIP Equity Income Fund - SC2 - 133,631 shares (cost $3,117,834)	3,018,730
Fidelity VIP III Growth Opportunities Fund - SC2 - 98,322 shares (cost $1,664,073)	1,478,768

Franklin Templeton Funds
Templeton Developing Markets Sec Fund 2 - 48,896 shares (cost $338,548)	232,747

Liberty Variable Investment Trust
Colonial U.S. Growth & Income Fund, VS (A) - 773,484 shares (cost $14,650,549)	12,027,681
Liberty Value Fund, VS (A) - 690,716 shares (cost $11,166,498)	9,545,694
Colonial Strategic Income Fund, VS (A) - 1,004,149 shares (cost $10,998,560)	8,957,013
SteinRoe Global Utilities Fund, VS (A) - 411,482 shares (cost $6,317,576)	4,464,581
Liberty All-Star Equity Fund, VS (A) - 399,229 shares (cost $4,806,239)	4,207,872
Colonial U.S. Growth & Income Fund, VS (B) - 243,398 shares (cost $4,214,721)	3,779,967
Liberty S&P 500 Index Fund, VS (B) - 355,893 shares (cost $3,925,989)	3,519,778
Colonial Strategic Income Fund, VS (B) - 330,320 shares (cost $3,196,460)	2,943,148
Wanger US Small Cap Fund - 105,977 shares (cost $2,242,473)	2,357,995
Colonial High Yield Securities Fund, VS (A) - 287,142 shares (cost $2,532,476)	1,880,778
Colonial High Yield Securities Fund, VS (B) - 287,776 shares (cost $2,127,023)	1,873,420

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY

VARIABLE ACCOUNT A

Statement of Assets and Liabilities

December 31, 2001

Assets (continued)

Liberty Variable Investment Trust (continued)
Liberty Select Value Fund, VS (B) - 113,731 shares (cost $1,515,252)	$1,552,430
Colonial Small Cap Value Fund, VS (B) - 126,155 shares (cost $1,334,470)	1,457,086
Wanger International Small Cap Fund - 86,461 shares (cost $1,376,404)	1,331,505
Colonial International Fund for Growth, VS (A) - 825,084 shares (cost $1,733,522)	1,204,622
Newport Tiger Fund, VS (B) - 663,543 shares (cost $1,189,277)	1,201,012
Rydex Health Care Fund, VS (B) - 91,370 shares (cost $1,174,740)	1,143,948
Colonial Small Cap Value Fund, VS (A) - 88,976 shares (cost $821,172)	1,028,558
Rydex Financial Services Fund, VS (B) - 64,215 shares (cost $850,510)	814,890
Liberty Value Fund, VS (B) - 58,249 shares (cost $848,062)	803,259
Newport Tiger Fund, VS (A) - 448,623 shares (cost $955,801)	794,064
Wanger Twenty Fund - 40,435 shares (cost $572,457)	621,080
Colonial Global Equity Fund, VS (B) - 79,219 shares (cost $875,752)	564,041
Colonial International Horizons Fund, VS (B) - 70,274 shares (cost $792,108)	530,571
Liberty All-Star Equity Fund, VS (B) - 48,683 shares (cost $601,330)	512,632
Crabbe Huson Real Estate Investment Fund, VS (B) - 38,679 shares (cost $351,695)	386,013
Wanger Foreign Forty Fund - 10,419 shares (cost $134,393)	121,277
Liberty Newport Japan Opportunities Fund, VS (B) - 889 shares (cost $10,226)	5,094

MFS Variable Insurance Trust
MFS Research Series - IC - 241,710 shares (cost $4,706,737)	3,461,285
MFS Emerging Growth Series - IC - 185,896 shares (cost $4,950,116)	3,342,407
MFS Investors Trust Series - SC - 121,308 shares (cost $2,250,709)	2,071,938
MFS Emerging Growth Series - SC - 109,131 shares (cost $2,712,039)	1,956,724
MFS Investors Growth Stock Series - SC - 150,807 shares (cost $1,772,990)	1,458,308
MFS New Discovery Series - SC - 70,111 shares (cost $1,126,431)	1,067,085
MFS Bond Series - IC - 76,160 shares (cost $861,210)	877,364

Rydex Variable Trust
Rydex OTC Fund - 19,550 shares (cost $456,412)	289,345

SteinRoe Variable Investment Trust
SteinRoe Money Market Fund, VS (A) - 29,231,980 shares (cost $29,231,980)	29,231,980
SteinRoe Balanced Fund, VS (A) - 911,112 shares (cost $15,096,049)	12,628,017
SteinRoe Growth Stock Fund, VS (A) - 402,392 shares (cost $20,295,636)	11,242,820
Liberty Federal Securities Fund, VS (B) - 704,572 shares (cost $7,459,080)	7,595,284
SteinRoe Growth Stock Fund, VS (B) - 216,534 shares (cost $8,546,079)	6,023,986
SteinRoe Balanced Fund, VS (B) - 380,815 shares (cost $5,793,775)	5,259,053
Liberty Federal Securities Fund, VS (A) - 432,723 shares (cost $4,529,937)	4,695,049
SteinRoe Small Company Growth Fund, VS (A) - 65,415 shares (cost $893,303)	595,273

Net assets	$230,582,946

Liabilities
Variable annuity contracts	$204,355,888
Annuity reserves	26,153,208
Retained by Keyport Benefit Life Company	73,850

Total liabilities	$230,582,946

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000
	AIM VI Value Series I		AIM VI International Equity Series I
	2001	2000	2001	2000
Income
Dividends	$8,188	$229,322	$14,333	$147,670
Expenses
Mortality and expense risk
and administrative charges	81,575	48,011	52,678	17,883
Net investment income (expense)	(73,387)	181,311	(38,345)	129,787
Realized gain (loss) on sale	(48,914)	312	323,748	2,355
Realized gain distributions	124,290	-	112,085	-
Unrealized appreciation (depreciation)
during the period	(874,202)	(1,005,217)	(858,880)	(608,529)
Net increase (decrease) in net assets
from operations	(872,213)	(823,594)	(461,392)	(476,387)

Purchase payments from contract owners	1,925,782	4,487,520	1,726,638	2,313,214
Transfers between accounts	694,725	1,254,695	1,311,272	507,558
Contract terminations and annuity payouts	(744,130)	(614,571)	(679,041)	(554,031)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	1,876,377	5,127,644	2,358,869	2,266,741

Net assets at beginning of year	5,302,736	998,686	2,377,081	586,727

Net assets at end of year	$6,306,900	$5,302,736	$4,274,558	$2,377,081

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	AIM VI Capital Appreciation Series I		AIM VI Growth Series I
	2001	2000	2001	2000
Income
Dividends	$-	$108,026	$1,881	$43,465
Expenses
Mortality and expense risk
and administrative charges	48,713	38,896	12,965	18,912
Net investment income (expense)	(48,713)	69,130	(11,084)	24,553
Realized gain (loss) on sale	(64,618)	(10,728)	(67,508)	(2,227)
Realized gain distributions	287,653	-	-	-
Unrealized appreciation (depreciation)
during the period	(1,179,793)	(805,870)	(381,514)	(407,603)
Net increase (decrease) in net assets
from operations	(1,005,471)	(747,468)	(460,106)	(385,277)

Purchase payments from contract owners	430,056	3,841,803	138,527	506,093
Transfers between accounts	673,878	1,314,680	33,229	487,579
Contract terminations and annuity payouts	(373,033)	(1,203,455)	(208,680)	(71,798)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	730,901	3,953,028	(36,924)	921,874

Net assets at beginning of year	3,787,863	582,303	1,282,668	746,071

Net assets at end of year	$3,513,293	$3,787,863	$785,638	$1,282,668

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Alger American Growth Portfolio		Alger American Small Capitalization Portfolio
	2001	2000	2001	2000
Income
Dividends	$24,578	$1,687,327	$1,180	$1,264,599
Expenses
Mortality and expense risk
and administrative charges	142,072	173,629	31,753	47,105
Net investment income (expense)	(117,494)	1,513,698	(30,573)	1,217,494
Realized gain (loss) on sale	(481,142)	33,534	(237,076)	(47,686)
Realized gain distributions	1,332,731	-	-	-
Unrealized appreciation (depreciation)
during the period	(2,302,771)	(3,907,309)	(718,082)	(2,436,079)
Net increase (decrease) in net assets
from operations	(1,568,676)	(2,360,077)	(985,731)	(1,266,271)

Purchase payments from contract owners	67,683	4,188,964	9,383	2,135,256
Transfers between accounts	(1,103,068)	2,028,061	(118,760)	852,381
Contract terminations and annuity payouts	(899,357)	(1,394,022)	(143,469)	(834,982)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(1,934,742)	4,823,003	(252,846)	2,152,655

Net assets at beginning of year	12,216,945	9,754,019	3,229,605	2,343,221

Net assets at end of year	$8,713,527	$12,216,945	$1,991,028	$3,229,605

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Alliance Premier Growth Portfolio (A)		Alliance Premier Growth Portfolio (B)
	2001	2000	2001	2000
Income
Dividends	$-	$1,114,697	$-	$341,105
Expenses
Mortality and expense risk
and administrative charges	208,044	286,741	120,657	92,762
Net investment income (expense)	(208,044)	827,956	(120,657)	248,343
Realized gain (loss) on sale	(700,221)	7,555	(76,965)	(5,006)
Realized gain distributions	822,583	-	485,801	-
Unrealized appreciation (depreciation)
during the period	(3,201,188)	(4,816,618)	(2,195,146)	(2,114,845)
Net increase (decrease) in net assets
from operations	(3,286,870)	(3,981,107)	(1,906,967)	(1,871,508)

Purchase payments from contract owners	2,151,560	11,430,676	15,507	-
Transfers between accounts	(1,529,170)	(4,157,483)	1,698,506	8,715,365
Contract terminations and annuity payouts	(2,832,980)	(4,002,126)	-	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(2,210,590)	3,271,067	1,714,013	8,715,365

Net assets at beginning of year	18,687,741	19,397,781	9,063,765	2,219,908

Net assets at end of year	$13,190,281	$18,687,741	$8,870,811	$9,063,765

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Mitchell Hutchins Growth & Income Portfolio 3		Alliance Growth and Income Portfolio (B)
	2001	2000	2001	2000
Income
Dividends	$-	$-	$19,871	$2,657
Expenses
Mortality and expense risk
and administrative charges	262	188	53,016	5,038
Net investment income (expense)	(262)	(188)	(33,145)	(2,381)
Realized gain (loss) on sale	(7,628)	(650)	(8,160)	2,878
Realized gain distributions	6,673	-	151,744	-
Unrealized appreciation (depreciation)
during the period	635	(635)	(238,782)	50,544
Net increase (decrease) in net assets
from operations	(582)	(1,473)	(128,343)	51,041

Purchase payments from contract owners	-	46,553	80,583	-
Transfers between accounts	(24,438)	(2,570)	4,792,122	1,335,945
Contract terminations and annuity payouts	-	(17,490)	(972)	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(24,438)	26,493	4,871,733	1,335,945

Net assets at beginning of year	25,020	-	1,391,111	4,125

Net assets at end of year	$-	$25,020	$6,134,501	$1,391,111

3 Closed September 4, 2001

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Alliance Technology Portfolio (B)		Alliance Growth and Income Portfolio (A)
	2001	2000	2001	2000
Income
Dividends	$-	$258,592	$15,439	$163,239
Expenses
Mortality and expense risk
and administrative charges	73,176	63,905	36,302	32,206
Net investment income (expense)	(73,176)	194,687	(20,863)	131,033
Realized gain (loss) on sale	(61,702)	(36,381)	(11,403)	1,092
Realized gain distributions	451,117	-	113,484	-
Unrealized appreciation (depreciation)
during the period	(2,002,589)	(2,426,761)	(115,894)	160,188
Net increase (decrease) in net assets
from operations	(1,686,350)	(2,268,455)	(34,676)	292,313

Purchase payments from contract owners	819,702	6,754,580	3,619,645	2,130,758
Transfers between accounts	966,490	1,740,161	(2,670,644)	(890,166)
Contract terminations and annuity payouts	(554,450)	(1,417,644)	(1,251,356)	(355,661)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	1,231,742	7,077,097	(302,355)	884,931

Net assets at beginning of year	5,753,712	945,070	2,689,327	1,512,083

Net assets at end of year	$5,299,104	$5,753,712	$2,352,296	$2,689,327

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Alliance Global Bond Portfolio (A)		Alliance Global Bond Portfolio (B)
	2001	2000	2001	2000
Income
Dividends	$-	$95,777	$-	$11,106
Expenses
Mortality and expense risk
and administrative charges	32,394	34,221	6,119	3,970
Net investment income (expense)	(32,394)	61,556	(6,119)	7,136
Realized gain (loss) on sale	(6,692)	(2,696)	1,063	(76)
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	(1,937)	(59,198)	(3,691)	3,115
Net increase (decrease) in net assets
from operations	(41,023)	(338)	(8,747)	10,175

Purchase payments from contract owners	44,620	666,011	-	-
Transfers between accounts	(216,186)	(62,838)	2,287	392,992
Contract terminations and annuity payouts	(309,217)	(250,552)	-	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(480,783)	352,621	2,287	392,992

Net assets at beginning of year	2,634,745	2,282,462	447,814	44,647

Net assets at end of year	$2,112,939	$2,634,745	$441,354	$447,814

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Alliance Real Estate Investment Portfolio (A)		Alliance Worldwide Privatization Portfolio (B)2
	2001	2000	2001	2000
Income
Dividends	$7,421	$8,425	$126	$-
Expenses
Mortality and expense risk
and administrative charges	3,053	2,509	1,630	59
Net investment income (expense)	4,368	5,916	(1,504)	(59)
Realized gain (loss) on sale	1,404	830	36,390	(3)
Realized gain distributions	-	-	3,905	-
Unrealized appreciation (depreciation)
during the period	13,077	31,608	(14,913)	(1,757)
Net increase (decrease) in net assets
from operations	18,849	38,354	23,878	(1,819)

Purchase payments from contract owners	-	82,083	16,177	15,263
Transfers between accounts	16,248	15,275	32,786	1,867
Contract terminations and annuity payouts	(28,103)	(31,276)	(554)	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(11,855)	66,082	48,409	17,130

Net assets at beginning of year	220,832	116,396	15,311	-

Net assets at end of year	$227,826	$220,832	$87,598	$15,311

2 Commenced operations June 1, 2000

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Mitchell Hutchins Global Equity Portfolio 3		Alliance International Portfolio (B) 1
	2001	2000	2001
Income
Dividends	$-	$-	$-
Expenses
Mortality and expense risk
and administrative charges	129	67	23
Net investment income (expense)	(129)	(67)	(23)
Realized gain (loss) on sale	(5,069)	1	-
Realized gain distributions	1,970	-	-
Unrealized appreciation (depreciation)
during the period	(215)	215	362
Net increase (decrease) in net assets
from operations	(3,442)	149	339

Purchase payments from contract owners	-	14,049	-
Transfers between accounts	(7,274)	316	9,687
Contract terminations and annuity payouts	(3,798)	-	(24)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	(11,072)	14,365	9,663

Net assets at beginning of year	14,514	-	-

Net assets at end of year	$-	$14,514	$10,002

1 Commenced operations October 26, 2001
3 Closed September 4, 2001

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Mitchell Hutchins Growth Portfolio (I)3		Alliance Growth Portfolio (B) 1
	2001	2000	2001
Income
Dividends	$-	$1,667	$-
Expenses
Mortality and expense risk
and administrative charges	82	125	16
Net investment income (expense)	(82)	1,542	(16)
Realized gain (loss) on sale	(10,700)	71	2
Realized gain distributions	4,812	-	-
Unrealized appreciation (depreciation)
during the period	3,438	(3,513)	337
Net increase (decrease) in net assets
from operations	(2,532)	(1,900)	323

Purchase payments from contract owners	-	12,616	-
Transfers between accounts	(3,283)	(1,047)	6,843
Contract terminations and annuity payouts	(3,868)	(8,217)	(25)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	(7,151)	3,352	6,818

Net assets at beginning of year	9,683	8,231	-

Net assets at end of year	$-	$9,683	$7,141

1 Commenced operations October 26, 2001
3 Closed September 4, 2001

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Brinson Tactical Allocation Portfolio (I) 4		Exeter Growth Fund
	2001	2000	2001
Income
Dividends	$1,524	$153	$1,155
Expenses
Mortality and expense risk
and administrative charges	863	430	108
Net investment income (expense)	661	(277)	1,047
Realized gain (loss) on sale	(1,695)	28	2
Realized gain distributions	4,221	-	2,087
Unrealized appreciation (depreciation)
during the period	(13,666)	(1,887)	(1,831)
Net increase (decrease) in net assets
from operations	(10,479)	(2,136)	1,305

Purchase payments from contract owners	22,461	102,476	47,583
Transfers between accounts	(10,008)	(14,777)	-
Contract terminations and annuity payouts	(16,550)	(20,106)	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	(4,097)	67,593	47,583

Net assets at beginning of year	73,665	8,208	-

Net assets at end of year	$59,089	$73,665	$48,888

4 Name changed from Mitchell Hutchins Tactical
Allocation Portfolio effective September 4, 2001

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Fidelity VIP Equity Income Fund - SC2 2		Fidelity VIP III Growth Opportunities Fund - SC2 2
	2001	2000	2001	2000
Income
Dividends	$17,201	$-	$2,330	$-
Expenses
Mortality and expense risk
and administrative charges	28,850	3,625	15,064	1,787
Net investment income (expense)	(11,649)	(3,625)	(12,734)	(1,787)
Realized gain (loss) on sale	(20,538)	79	(6,620)	(278)
Realized gain distributions	49,506	-	-	-
Unrealized appreciation (depreciation)
during the period	(148,084)	48,980	(133,698)	(51,607)
Net increase (decrease) in net assets
from operations	(130,765)	45,434	(153,052)	(53,672)

Purchase payments from contract owners	2,018,825	870,664	805,817	628,399
Transfers between accounts	560,220	98,468	473,536	85,653
Contract terminations and annuity payouts	(372,416)	(71,700)	(254,625)	(53,288)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	2,206,629	897,432	1,024,728	660,764

Net assets at beginning of year	942,866	-	607,092	-

Net assets at end of year	$3,018,730	$942,866	$1,478,768	$607,092

2 Commenced operations June 1, 2000

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Templeton Developing Markets Sec Fund 2		Colonial U.S. Growth & Income Fund, VS (A)
	2001	2000	2001	2000
Income
Dividends	$2,024	$1,312	$123,432	$1,498,396
Expenses
Mortality and expense risk
and administrative charges	3,334	2,980	173,587	168,215
Net investment income (expense)	(1,310)	(1,668)	(50,155)	1,330,181
Realized gain (loss) on sale	(3,136)	4,931	(32,127)	8,359
Realized gain distributions	-	-	1,663,167	-
Unrealized appreciation (depreciation)
during the period	(20,305)	(91,983)	(1,884,498)	(1,007,545)
Net increase (decrease) in net assets
from operations	(24,751)	(88,720)	(303,613)	330,995

Purchase payments from contract owners	780	316,244	152,610	2,676,649
Transfers between accounts	10,591	42,494	462,366	497,735
Contract terminations and annuity payouts	(12,411)	(101,437)	(1,337,552)	(1,237,058)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(1,040)	257,301	(722,576)	1,937,326

Net assets at beginning of year	258,538	89,957	13,053,870	10,785,549

Net assets at end of year	$232,747	$258,538	$12,027,681	$13,053,870

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Liberty Value Fund, VS (A) 6		Colonial Strategic Income Fund, VS (A)
	2001	2000	2001	2000
Income
Dividends	$129,739	$171,179	$782,682	$978,785
Expenses
Mortality and expense risk
and administrative charges	143,397	141,553	133,110	136,939
Net investment income (expense)	(13,658)	29,626	649,572	841,846
Realized gain (loss) on sale	128,413	(21,652)	(28,529)	2,734
Realized gain distributions	670,846	-	-	-
Unrealized appreciation (depreciation)
during the period	(1,019,829)	1,441,368	(403,255)	(966,476)
Net increase (decrease) in net assets
from operations	(234,228)	1,449,342	217,788	(121,896)

Purchase payments from contract owners	65,845	631,856	101,083	1,628,519
Transfers between accounts	(337,860)	(417,107)	(187,929)	(345)
Contract terminations and annuity payouts	(1,239,218)	(702,128)	(1,206,302)	(1,111,503)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(1,511,233)	(487,379)	(1,293,148)	516,671

Net assets at beginning of year	11,291,155	10,329,192	10,032,373	9,637,598

Net assets at end of year	$9,545,694	$11,291,155	$8,957,013	$10,032,373

6 Changed name from Colonial Growth & Income Fund June 1, 2000

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Stein Roe Global Utilities Fund, VS (A)		Liberty All-Star Equity Fund, VS (A)
	2001	2000	2001	2000
Income
Dividends	$78,921	$663,067	$12,145	$361,975
Expenses
Mortality and expense risk
and administrative charges	73,002	82,028	66,162	74,822
Net investment income (expense)	5,919	581,039	(54,017)	287,153
Realized gain (loss) on sale	(151,990)	16,895	(91,740)	3,691
Realized gain distributions	147,428	-	94,894	-
Unrealized appreciation (depreciation)
during the period	(866,733)	(1,641,029)	(720,170)	(44,368)
Net increase (decrease) in net assets
from operations	(865,376)	(1,043,095)	(771,033)	246,476

Purchase payments from contract owners	73,015	2,350,288	38,524	603,877
Transfers between accounts	(476,491)	1,220,784	(190,537)	283,448
Contract terminations and annuity payouts	(418,347)	(723,492)	(529,886)	(396,650)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(821,823)	2,847,580	(681,899)	490,675

Net assets at beginning of year	6,151,780	4,347,295	5,660,804	4,923,653

Net assets at end of year	$4,464,581	$6,151,780	$4,207,872	$5,660,804

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Colonial US Growth & Income Fund, VS (B) 2		Liberty S&P 500 Index Fund, VS (B) 2
	2001	2000	2001	2000
Income
Dividends	$38,181	$64,451	$19,503	$7,058
Expenses
Mortality and expense risk
and administrative charges	28,791	1,915	36,714	4,611
Net investment income (expense)	9,390	62,536	(17,211)	2,447
Realized gain (loss) on sale	(20,691)	(53)	(26,871)	(3,878)
Realized gain distributions	419,417	-	-	-
Unrealized appreciation (depreciation)
during the period	(389,590)	(45,164)	(302,263)	(103,949)
Net increase (decrease) in net assets
from operations	18,526	17,319	(346,345)	(105,380)

Purchase payments from contract owners	2,742,399	743,945	2,335,672	1,580,150
Transfers between accounts	839,050	100,880	883,510	289,657
Contract terminations and annuity payouts	(599,264)	(82,888)	(855,077)	(262,409)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	2,982,185	761,937	2,364,105	1,607,398

Net assets at beginning of year	779,256	-	1,502,018	-

Net assets at end of year	$3,779,967	$779,256	$3,519,778	$1,502,018

2 Commenced operations June 1, 2000

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Colonial Strategic Income Fund, VS (B) 2		Wanger US Small Cap Fund
	2001	2000	2001	2000
Income
Dividends	$249,260	$60,739	$184	$-
Expenses
Mortality and expense risk
and administrative charges	24,016	2,502	12,591	7
Net investment income (expense)	225,244	58,237	(12,407)	(7)
Realized gain (loss) on sale	1,055	(309)	(4,784)	-
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	(191,079)	(62,234)	115,187	334
Net increase (decrease) in net assets
from operations	35,220	(4,306)	97,996	327

Purchase payments from contract owners	2,191,650	778,349	1,328,509	4,892
Transfers between accounts	764,174	25,848	1,132,797	4,598
Contract terminations and annuity payouts	(671,524)	(176,263)	(211,124)	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	2,284,300	627,934	2,250,182	9,490

Net assets at beginning of year	623,628	-	9,817	-

Net assets at end of year	$2,943,148	$623,628	$2,357,995	$9,817

2 Commenced operations June 1, 2000

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Colonial High Yield Securities Fund, VS (A)		Colonial High Yield Securities Fund, VS (B) 2
	2001	2000	2001	2000
Income
Dividends	$182,688	$192,502	$179,310	$21,558
Expenses
Mortality and expense risk
and administrative charges	27,797	27,066	14,031	735
Net investment income (expense)	154,891	165,436	165,279	20,823
Realized gain (loss) on sale	(10,226)	(5,978)	(2,249)	5
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	(229,652)	(335,244)	(223,433)	(30,170)
Net increase (decrease) in net assets
from operations	(84,987)	(175,786)	(60,403)	(9,342)

Purchase payments from contract owners	23,083	1,115,170	1,328,830	200,772
Transfers between accounts	255,142	(52,724)	610,950	46,220
Contract terminations and annuity payouts	(319,815)	(315,411)	(238,029)	(5,578)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(41,590)	747,035	1,701,751	241,414

Net assets at beginning of year	2,007,355	1,436,106	232,072	-

Net assets at end of year	$1,880,778	$2,007,355	$1,873,420	$232,072

2 Commenced operations June 1, 2000

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Liberty Select Value Fund, VS (B) 2		Colonial Small Cap Value Fund, VS (B) 2
	2001	2000	2001	2000
Income
Dividends	$3,357	$1,496	$3,942	$4,332
Expenses
Mortality and expense risk
and administrative charges	8,994	553	12,845	1,457
Net investment income (expense)	(5,637)	943	(8,903)	2,875
Realized gain (loss) on sale	(861)	52	(12,947)	(226)
Realized gain distributions	2,238	-	16,711	-
Unrealized appreciation (depreciation)
during the period	32,121	5,057	101,918	20,698
Net increase (decrease) in net assets
from operations	27,861	6,052	96,779	23,347

Purchase payments from contract owners	897,323	106,120	540,972	414,307
Transfers between accounts	612,967	44,581	523,866	40,385
Contract terminations and annuity payouts	(142,391)	(83)	(131,088)	(51,482)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	1,367,899	150,618	933,750	403,210

Net assets at beginning of year	156,670	-	426,557	-

Net assets at end of year	$1,552,430	$156,670	$1,457,086	$426,557

2 Commenced operations June 1, 2000

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Wanger International Small Cap Fund7		Colonial International Fund for Growth, VS (A)
	2001	2000	2001	2000
Income
Dividends	$-	$-	$-	$262,802
Expenses
Mortality and expense risk
and administrative charges	7,984	3	18,183	25,090
Net investment income (expense)	(7,984)	(3)	(18,183)	237,712
Realized gain (loss) on sale	147,744	-	(39,948)	(4,622)
Realized gain distributions	10,578	-	-	-
Unrealized appreciation (depreciation)
during the period	(44,766)	(133)	(358,085)	(650,632)
Net increase (decrease) in net assets
from operations	105,572	(136)	(416,216)	(417,542)

Purchase payments from contract owners	556,056	1,526	9,662	77,981
Transfers between accounts	729,429	1,263	17,443	119,738
Contract terminations and annuity payouts	(62,205)	-	(93,434)	(81,518)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	1,223,280	2,789	(66,329)	116,201

Net assets at beginning of year	2,653	-	1,687,167	1,988,508

Net assets at end of year	$1,331,505	$2,653	$1,204,622	$1,687,167

7 Commenced operations October 16, 2000

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Newport Tiger Fund, VS (B) 2		Rydex Health Care Fund, VS (B) 2
	2001	2000	2001	2000
Income
Dividends	$288	$513	$-	$-
Expenses
Mortality and expense risk
and administrative charges	2,538	203	10,739	1,095
Net investment income (expense)	(2,250)	310	(10,739)	(1,095)
Realized gain (loss) on sale	214,057	33	(1,978)	55
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	18,274	(6,538)	(61,154)	30,363
Net increase (decrease) in net assets
from operations	230,081	(6,195)	(73,871)	29,323

Purchase payments from contract owners	1,647	72,638	422,481	453,166
Transfers between accounts	922,642	16,770	289,441	78,609
Contract terminations and annuity payouts	(9,950)	(26,621)	(31,952)	(23,249)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	914,339	62,787	679,970	508,526

Net assets at beginning of year	56,592	-	537,849	-

Net assets at end of year	$1,201,012	$56,592	$1,143,948	$537,849

2 Commenced operations June 1, 2000

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Colonial Small Cap Value Fund, VS (A)		Rydex Financial Services Fund, VS (B) 2
	2001	2000	2001	2000
Income
Dividends	$2,865	$7,795	$3,180	$3,181
Expenses
Mortality and expense risk
and administrative charges	11,835	9,159	7,728	687
Net investment income (expense)	(8,970)	(1,364)	(4,548)	2,494
Realized gain (loss) on sale	219	6,427	1,666	(347)
Realized gain distributions	12,054	-	-	-
Unrealized appreciation (depreciation)
during the period	67,801	111,559	(58,642)	23,021
Net increase (decrease) in net assets
from operations	71,104	116,622	(61,524)	25,168

Purchase payments from contract owners	10,555	357,557	399,255	308,625
Transfers between accounts	300,623	64,005	170,462	81,856
Contract terminations and annuity payouts	(108,214)	(191,126)	(95,869)	(13,083)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	202,964	230,436	473,848	377,398

Net assets at beginning of year	754,490	407,432	402,566	-

Net assets at end of year	$1,028,558	$754,490	$814,890	$402,566

2 Commenced operations June 1, 2000

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000
	Liberty Value Fund, VS (B) 2
	2001	2000
Income
Dividends	$8,961	$554
Expenses
Mortality and expense risk
and administrative charges	5,422	58
Net investment income (expense)	3,539	496
Realized gain (loss) on sale	467	(4)
Realized gain distributions	56,672	-
Unrealized appreciation (depreciation)
during the period	(46,721)	1,919
Net increase (decrease) in net assets
from operations	13,957	2,411

Purchase payments from contract owners	530,849	44,594
Transfers between accounts	290,519	5,487
Contract terminations and annuity payouts	(84,455)	(103)
Other transfers to Keyport Benefit
Life Insurance Company	-	-
Net increase (decrease) in net assets from
contract transactions	736,913	49,978

Net assets at beginning of year	52,389	-

Net assets at end of year	$803,259	$52,389
2 Commenced operations June 1, 2000

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Newport Tiger Fund, VS (A)		Wanger Twenty Fund 7
	2001	2000	2001	2000
Income
Dividends	$6,768	$10,730	$-	$-
Expenses
Mortality and expense risk
and administrative charges	13,579	16,147	3,152	6
Net investment income (expense)	(6,811)	(5,417)	(3,152)	(6)
Realized gain (loss) on sale	(73,882)	(7,015)	(924)	-
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	(164,924)	(214,764)	48,138	485
Net increase (decrease) in net assets
from operations	(245,617)	(227,196)	44,062	479

Purchase payments from contract owners	18,395	443,411	410,650	14,987
Transfers between accounts	(80,351)	235,163	261,814	3,802
Contract terminations and annuity payouts	(87,118)	(81,498)	(114,714)	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(149,074)	597,076	557,750	18,789

Net assets at beginning of year	1,188,755	818,875	19,268	-

Net assets at end of year	$794,064	$1,188,755	$621,080	$19,268

7 Commenced operations October 16, 2000

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Colonial Global Equity Fund VS, (B)		Colonial International Horizons Fund, VS (B)
	2001	2000	2001	2000
Income
Dividends	$-	$-	$2,577	$-
Expenses
Mortality and expense risk
and administrative charges	10,681	9,383	9,112	9,256
Net investment income (expense)	(10,681)	(9,383)	(6,535)	(9,256)
Realized gain (loss) on sale	(79,003)	(1,591)	(62,286)	(5,892)
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	(149,479)	(164,931)	(137,550)	(141,008)
Net increase (decrease) in net assets
from operations	(239,163)	(175,905)	(206,371)	(156,156)

Purchase payments from contract owners	16,498	994,645	1,463	702,244
Transfers between accounts	(164,128)	253,651	(72,702)	243,547
Contract terminations and annuity payouts	(48,787)	(132,891)	(28,546)	(194,399)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(196,417)	1,115,405	(99,785)	751,392

Net assets at beginning of year	999,621	60,121	836,727	241,491

Net assets at end of year	$564,041	$999,621	$530,571	$836,727

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Liberty All-Star Equity Fund, VS (B) 2		Crabbe Huson Real Estate Investment Fund, VS (B)
	2001	2000	2001	2000
Income
Dividends	$1,460	$16,599	$19,167	$13,135
Expenses
Mortality and expense risk
and administrative charges	6,420	781	5,188	2,020
Net investment income (expense)	(4,960)	15,818	13,979	11,115
Realized gain (loss) on sale	(1,555)	(1,038)	9,664	3,845
Realized gain distributions	11,333	-	-	-
Unrealized appreciation (depreciation)
during the period	(71,806)	(16,892)	27,147	8,173
Net increase (decrease) in net assets
from operations	(66,988)	(2,112)	50,790	23,133

Purchase payments from contract owners	237,559	283,932	195,235	160,583
Transfers between accounts	150,481	72,568	(3,584)	55,618
Contract terminations and annuity payouts	(106,681)	(56,127)	(107,432)	(44,123)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	281,359	300,373	84,219	172,078

Net assets at beginning of year	298,261	-	251,004	55,793

Net assets at end of year	$512,632	$298,261	$386,013	$251,004
7 Commenced operations June 1, 2000

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Wanger Foreign Forty Fund 7		Liberty Newport Japan Opportunities Fund, VS (B) 2
	2001	2000	2001	2000
Income
Dividends	$32	$-	$-	$-
Expenses
Mortality and expense risk
and administrative charges	741	1	253	174
Net investment income (expense)	(709)	(1)	(253)	(174)
Realized gain (loss) on sale	(48)	-	(14,263)	(237)
Realized gain distributions	2,059	-	-	-
Unrealized appreciation (depreciation)
during the period	(13,130)	14	7,382)	(12,514)
Net increase (decrease) in net assets
from operations	(11,828)	13	(7,134)	(12,925)

Purchase payments from contract owners	32,626	-	1,223	42,935
Transfers between accounts	101,836	1,333	(22,268)	13,106
Contract terminations and annuity payouts	(2,703)	-	(9,785)	(58)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	131,759	1,333	(30,830)	55,983

Net assets at beginning of year	1,346	-	43,058	-

Net assets at end of year	$121,277	$1,346	$5,094	$43,058

2 Commenced operations June 1, 2000
7 Commenced operations October 16, 2000

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	MFS Research Series - IC		MFS Emerging Growth Series - IC
	2001	2000	2001	2000
Income
Dividends	$562	$345,860	$-	$333,532
Expenses
Mortality and expense risk
and administrative charges	55,010	74,381	53,934	82,789
Net investment income (expense)	(54,448)	271,479	(53,934)	250,743
Realized gain (loss) on sale	(83,594)	19,451	(105,640)	7,117
Realized gain distributions	540,190	-	266,378	-
Unrealized appreciation (depreciation)
during the period	(1,488,971)	(614,227)	(2,001,349)	(1,693,440)
Net increase (decrease) in net assets
from operations	(1,086,823)	(323,297)	(1,894,545)	(1,435,580)

Purchase payments from contract owners	34,539	362,951	26,004	836,031
Transfers between accounts	(191,540)	436,482	88,227)	1,107,390
Contract terminations and annuity payouts	(328,958)	(391,575)	(402,324)	(355,331)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	9,001
Net increase (decrease) in net assets from
contract transactions	(485,959)	407,858	(288,093)	1,597,091

Net assets at beginning of year	5,034,067	4,949,506	5,525,045	5,363,534

Net assets at end of year	$3,461,285	$5,034,067	$3,342,407	$5,525,045

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	MFS Investors Trust Series - SC 2,9		MFS Emerging Growth Series - SC 2
	2001	2000	2001	2000
Income
Dividends	$4,617	$-	$-	$-
Expenses
Mortality and expense risk
and administrative charges	17,906	1,925	20,097	4,075
Net investment income (expense)	(13,289)	(1,925)	(20,097)	(4,075)
Realized gain (loss) on sale	(29,184)	(3,232)	(12,892)	(1,177)
Realized gain distributions	25,348	-	84,633	-
Unrealized appreciation (depreciation)
during the period	(172,657)	(6,114)	(592,113)	(163,202)
Net increase (decrease) in net assets
from operations	(189,782)	(11,271)	(540,469)	(168,454)

Purchase payments from contract owners	1,190,801	721,844	862,044	1,509,355
Transfers between accounts	670,999	102,903	765,417	94,385
Contract terminations and annuity payouts	(230,611)	(182,945)	(354,370)	(211,184)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	1,631,189	641,802	1,273,091	1,392,556

Net assets at beginning of year	630,531	-	1,224,102	-

Net assets at end of year	$2,071,938	$630,531	$1,956,724	$1,224,102

2 Commenced operations June 1, 2000
9 Changed name from MFS Growth with Income Series SC May 1, 2001

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	MFS Investors Growth Stock Series - SC 2,8		MFS New Discovery Series - SC 2
	2001	2000	2001	2000
Income
Dividends	$666	$-	$-	$-
Expenses
Mortality and expense risk
and administrative charges	14,640	1,835	10,074	1,537
Net investment income (expense)	(13,974)	(1,835)	(10,074)	(1,537)
Realized gain (loss) on sale	311	(652)	5,591	883
Realized gain distributions	8,034	-	21,407	-
Unrealized appreciation (depreciation)
during the period	(259,538)	(55,144)	(41,771)	(17,575)
Net increase (decrease) in net assets
from operations	(265,167)	(57,631)	(24,847)	(18,229)

Purchase payments from contract owners	988,693	664,709	385,916	430,656
Transfers between accounts	486,867	89,219	323,631	99,759
Contract terminations and annuity payouts	(419,131)	(29,251)	(127,926)	(1,875)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	1,056,429	724,677	581,621	528,540

Net assets at beginning of year	667,046	-	510,311	-

Net assets at end of year	$1,458,308	$667,046	$1,067,085	$510,311

2 Commenced operations June 1, 2000
8 Changed name from MFS Growth Series SC May 1, 2001

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	MFS Bond Series - IC		Rydex OTC Fund10
	2001	2000	2001	2000
Income
Dividends	$68,483	$63,858	$-	$6,525
Expenses
Mortality and expense risk
and administrative charges	14,112	16,949	3,759	1,010
Net investment income (expense)	54,371	46,909	(3,759)	5,515
Realized gain (loss) on sale	11,556	1,189	(52,073)	(2,423)
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	7,011	41,528	(62,794)	(104,274)
Net increase (decrease) in net assets
from operations	72,938	89,626	(118,626)	(101,182)

Purchase payments from contract owners	4,948	324,678	98,004	359,370
Transfers between accounts	20,637	(91,253)	131,864	44,075
Contract terminations and annuity payouts	(384,145)	(395,076)	(28,383)	(95,777)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(358,560)	(161,651)	201,485	307,668

Net assets at beginning of year	1,162,986	1,235,011	206,486	-

Net assets at end of year	$877,364	$1,162,986	$289,345	$206,486

10 Commenced operations March 15, 2000

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	SteinRoe Money Market Fund, VS (A)		SteinRoe Balanced Fund, VS (A) 2
	2001	2000	2001	2000
Income
Dividends	$787,823	$647,157	$429,751	$982,821
Expenses
Mortality and expense risk
and administrative charges	330,402	149,905	191,588	200,053
Net investment income (expense)	457,421	497,252	238,163	782,768
Realized gain (loss) on sale	-	-	(235,953)	11,379
Realized gain distributions	-	-	536,197	-
Unrealized appreciation (depreciation)
during the period	-	-	(2,183,058)	(1,154,722)
Net increase (decrease) in net assets
from operations	457,421	497,252	(1,644,651)	(360,575)

Purchase payments from contract owners	25,810,694	8,052,225	264,723	5,101,319
Transfers between accounts	2,641,432	341,444	509,438	515,655
Contract terminations and annuity payouts	(13,621,355)	(3,368,191)	(1,779,694)	(2,802,620)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	14,830,771	5,025,478	(1,005,533)	2,814,354

Net assets at beginning of year	13,943,788	8,421,058	15,278,201	12,824,422

Net assets at end of year	$29,231,980	$13,943,788	$12,628,017	$15,278,201

2 Commenced operations June 1, 2000

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	SteinRoe Growth Stock Fund, VS (A)		Liberty Federal Securities Fund, VS (B) 2,5
	2001	2000	2001	2000
Income
Dividends	$-	$1,916,170	$75,086	$-
Expenses
Mortality and expense risk
and administrative charges	186,326	233,175	49,759	2,977
Net investment income (expense)	(186,326)	1,682,995	25,327	(2,977)
Realized gain (loss) on sale	(230,740)	(39,050)	2,380	725
Realized gain distributions	2,437,280	-	-	-
Unrealized appreciation (depreciation)
during the period	(6,322,939)	(4,723,890)	103,535	32,669
Net increase (decrease) in net assets
from operations	(4,302,725)	(3,079,945)	131,242	30,417

Purchase payments from contract owners	335,363	7,439,772	4,139,858	799,825
Transfers between accounts	(193,395)	3,815,978	3,220,262	110,709
Contract terminations and annuity payouts	(1,547,010)	(1,916,593)	(710,949)	(126,080)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(1,405,042)	9,339,157	6,649,171	784,454

Net assets at beginning of year	16,950,587	10,691,375	814,871	-

Net assets at end of year	$11,242,820	$16,950,587	$7,595,284	$814,871

2 Commenced operations June 1, 2000
5 Changed name from Stein Roe Mortgage Securities Fund May 1, 2001

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	SteinRoe Growth Stock Fund, VS (B) 2		SteinRoe Balanced Fund, VS (B)2
	2001	2000	2001	2000
Income
Dividends	$-	$-	$74,350	$-
Expenses
Mortality and expense risk
and administrative charges	66,709	13,279	51,433	6,754
Net investment income (expense)	(66,709)	(13,279)	22,917	(6,754)
Realized gain (loss) on sale	(27,971)	(25)	(16,468)	(1,422)
Realized gain distributions	658,114	-	92,766	-
Unrealized appreciation (depreciation)
during the period	(1,920,022)	(602,071)	(472,988)	(61,733)
Net increase (decrease) in net assets
from operations	(1,356,588)	(615,375)	(373,773)	(69,909)

Purchase payments from contract owners	2,181,632	4,471,664	3,471,898	1,925,095
Transfers between accounts	2,000,498	510,533	1,534,076	217,964
Contract terminations and annuity payouts	(576,881)	(591,497)	(1,092,321)	(353,977)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	3,605,249	4,390,700	3,913,653	1,789,082

Net assets at beginning of year	3,775,325	-	1,719,173	-

Net assets at end of year	$6,023,986	$3,775,325	$5,259,053	$1,719,173

2 Commenced operations June 1, 2000

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Liberty Federal Securities Fund, VS (A) 2,5		SteinRoe Small Company Growth Fund, VS (A)
	2001	2000	2001	2000
Income
Dividends	$262,449	$217,219	$-	$-
Expenses
Mortality and expense risk
and administrative charges	61,281	52,372	8,146	8,946
Net investment income (expense)	201,168	164,847	(8,146)	(8,946)
Realized gain (loss) on sale	4,768	2,450	(5,207)	11,636
Realized gain distributions	-	-	266,192	-
Unrealized appreciation (depreciation)
during the period	24,887	185,663	(324,341)	(116,061)
Net increase (decrease) in net assets
from operations	230,823	352,960	(71,502)	(113,371)

Purchase payments from contract owners	21,440	465,523	2,364	47,280
Transfers between accounts	929,409	131,306	627	362,413
Contract terminations and annuity payouts	(627,861)	(246,020)	(29,345)	(19,990)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	322,988	350,809	(26,354)	389,703

Net assets at beginning of year	4,141,238	3,437,469	693,129	416,797

Net assets at end of year	$4,695,049	$4,141,238	$595,273	$693,129

2 Commenced operations June 1, 2000
5 Changed name from Stein Roe Mortgage Securities Fund May 1, 2001

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Total 2001	Total 2000
Income
Dividends	$3,669,680	$14,333,128
Expenses
Mortality and expense risk
and administrative charges	2,956,646	2,443,477
Net investment income (expense)	713,034	11,889,651
Realized gain (loss) on sale	(2,385,910)	(55,962)
Realized gain distributions	11,998,598	-
Unrealized appreciation (depreciation)
during the period	(37,015,231)	(31,297,954)
Net increase (decrease) in net assets
from operations	(26,689,509)	(19,464,265)

Purchase payments from contract owners	68,423,919	90,849,237
Transfers between accounts	26,321,700	24,964,047
Contract terminations and annuity payouts	(39,841,785)	(28,000,079)
Other transfers to Keyport Benefit
Life Insurance Company	-	9,001
Net increase (decrease) in net assets from
contract transactions	54,903,834	87,822,206

Net assets at beginning of year	202,368,621	134,010,680

Net assets at end of year	$230,582,946	$202,368,621

See accompanying notes.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements

December 31, 2001

1. Organization

The Variable Account A (the "Variable Account") is a segregated investment account of Keyport Benefit Life Insurance Company (the "Company"). The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and invests in shares of eligible funds. The Variable Account is a funding vehicle for group and individual variable annuity contracts. The Variable Account currently offers nine contracts: Keyport Advisor, Keyport Advisor Vista, Keyport Advisor Charter, Keyport Advisor Optima, Keyport Charter, Keyport Vista, Keyport Optima, Keyport Latitude and Keyport Exeter (formerly known as Manning & Napier), distinguished principally by the level of expenses, surrender charges, and eligible fund options. The contracts and their respective eligible fund options are as follows:
Keyport Advisor Variable Annuity	Keyport Advisor Vista Variable Annuity

Alger American Fund:	AIM Variable Insurance Funds, Inc:
Alger American Growth Portfolio	AIM VI Growth Series I
Alger American Small Capitalization Portfolio	AIM VI International Equity Series I
AIM VI Capital Appreciation Series I

MFS Variable Insurance Trust:	MFS Variable Insurance Trust:
MFS Emerging Growth Series - IC	MFS Emerging Growth Series - IC
MFS Research Series - IC	MFS Research Series - IC
MFS Bond Series - IC

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
SteinRoe Balanced Fund, VS (A)	SteinRoe Balanced Fund, VS (A)
SteinRoe Growth Stock Fund, VS (A)	SteinRoe Growth Stock Fund, VS (A)
SteinRoe Money Market Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
Liberty Federal Securities Fund, VS (A)	SteinRoe Small Company Growth Fund, VS (A)
SteinRoe Small Company Growth Fund, VS (A)

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
Colonial U.S. Growth & Income Fund, VS (A)	Colonial U.S. Growth & Income Fund, VS (A)
Liberty Value Fund, VS (A)	Liberty Value Fund, VS (A)
Colonial Strategic Income Fund, VS (A)	Colonial Strategic Income Fund, VS (A)
Liberty All-Star Equity Fund, VS (A)	Liberty All-Star Equity Fund, VS (A)
SteinRoe Global Utilities Fund, VS (A)	SteinRoe Global Utilities Fund, VS (A)
Colonial International Fund for Growth, VS (A)	Colonial High Yield Securities Fund, VS (A)
Newport Tiger Fund, VS (A)	Colonial Small Cap Value Fund, VS (A)

Alliance Variable Products Series Fund, Inc:	Alliance Variable Products Series Fund, Inc:
Alliance Premier Growth Portfolio (A)	Alliance Premier Growth Portfolio (A)
Alliance Global Bond Portfolio (A)	Alliance Global Bond Portfolio (A)
Alliance Growth and Income Portfolio (A)
Alliance Real Estate Investment Portfolio (A)


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
Keyport Advisor Charter Variable Annuity	Keyport Advisor Optima Variable Annuity

AIM Variable Insurance Funds, Inc:	AIM Variable Insurance Funds, Inc:
AIM VI Value Series I	AIM VI Value Series I
AIM VI Capital Appreciation Series I	AIM VI Growth Series I
AIM VI Capital Appreciation Series I

Alger American Fund:	Brinson Series Trust:
Alger American Growth Portfolio	Brinson Tactical Allocation Portfolio (I)
Alger American Small Capitalization Portfolio

Alliance Variable Products Series Fund, Inc:	Alliance Variable Products Series Fund, Inc:
Alliance Premier Growth Portfolio (B)	Alliance Global Bond Portfolio (B)
Alliance Global Bond Portfolio (B)	Alliance Growth and Income Portfolio (B)
Alliance Technology Portfolio (B)	Alliance Technology Portfolio (B)
Alliance Premier Growth Portfolio (B)
Alliance International Portfolio (B)

Franklin Templeton:	Franklin Templeton:
Templeton Developing Markets Sec Fund 2	Templeton Developing Markets Sec Fund 2

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
Colonial U.S. Growth & Income Fund, VS (A)	Colonial U.S. Growth & Income Fund, VS (A)
Colonial Strategic Income Fund, VS (A)	Liberty All-Star Equity Fund, VS (A)
Liberty All-Star Equity Fund, VS (A)	SteinRoe Global Utilities Fund, VS (A)
SteinRoe Global Utilities Fund, VS (A)	Colonial High Yield Securities Fund, VS (A)
Colonial High Yield Securities Fund, VS (A)	Colonial Small Cap Value Fund, VS (A)
Newport Tiger Fund, VS (A)	Colonial International Horizons Fund, VS (B)
Colonial Small Cap Value Fund, VS (A)	Crabbe Huson Real Estate Investment Fund, VS (B)
Colonial International Horizons Fund, VS (B)
Colonial Global Equity Fund, VS (B)
Crabbe Huson Real Estate Investment Fund, VS (B)

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
SteinRoe Balanced Fund, VS (A)	SteinRoe Balanced Fund, VS (A)
SteinRoe Growth Stock Fund, VS (A)	SteinRoe Growth Stock Fund, VS (A)
SteinRoe Money Market Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
Liberty Federal Securities Fund, VS (A)	Liberty Federal Securities Fund, VS (A)


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
Keyport Charter Variable Annuity	Keyport Vista Variable Annuity

AIM Variable Insurance Funds, Inc:	AIM Variable Insurance Funds, Inc:
AIM VI Capital Appreciation Series I	AIM VI Capital Appreciation Series I
AIM VI International Equity Series I	AIM VI International Equity Series I
AIM VI Value Series I	AIM VI Value Series I

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
SteinRoe Money Market Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
SteinRoe Balanced Fund, VS (B)	SteinRoe Balanced Fund, VS (B)
Liberty Federal Securities Fund, VS (B)	Liberty Federal Securities Fund, VS (B)
SteinRoe Growth Stock Fund, VS (B)	SteinRoe Growth Stock Fund, VS (B)

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
Colonial High Yield Securities Fund, VS (B)	Colonial High Yield Securities Fund, VS (B)
Colonial Small Cap Value Fund, VS (B)	Colonial Small Cap Value Fund, VS (B)
Colonial Strategic Income Fund, VS (B)	Colonial Strategic Income Fund, VS (B)
Colonial U.S. Growth and Income Fund, VS (B)	Colonial U.S. Growth and Income Fund, VS (B)
Crabbe Huson Real Estate Investment Fund, VS (B)	Crabbe Huson Real Estate Investment Fund, VS (B)
Liberty All-Star Equity Fund, VS (B)	Liberty All-Star Equity Fund, VS (B)
Liberty Newport Japan Opportunities Fund, VS (B)	Liberty Newport Japan Opportunities Fund, VS (B)
Liberty S&P 500 Index Fund, VS (B)	Liberty S&P 500 Index Fund, VS (B)
Liberty Select Value Fund, VS (B)	Liberty Select Value Fund, VS (B)
Liberty Value Fund, VS (B)	Liberty Value Fund, VS (B)
Newport Tiger Fund, VS (B)	Newport Tiger Fund, VS (B)
Rydex Financial Services Fund, VS (B)	Rydex Financial Services Fund, VS (B)
Rydex Health Care Fund, VS (B)	Rydex Health Care Fund, VS (B)
Wanger Foreign Forty Fund	Wanger Foreign Forty Fund
Wanger International Small Cap Fund	Wanger International Small Cap Fund
Wanger Twenty Fund	Wanger Twenty Fund
Wanger US Small Cap Fund	Wanger US Small Cap Fund

Alliance Variable Products Series Fund, Inc:	Alliance Variable Products Series Fund, Inc:
Alliance Growth & Income Portfolio (B)	Alliance Growth & Income Portfolio (B)
Alliance Premier Growth Portfolio (B)	Alliance Premier Growth Portfolio (B)
Alliance Technology Portfolio (B)	Alliance Technology Portfolio (B)
Alliance Worldwide Privatization Portfolio (B)	Alliance Worldwide Privatization Portfolio (B)

Fidelity VIP Funds:	Fidelity VIP Funds:
Fidelity VIP Equity Income Fund - SC2	Fidelity VIP Equity Income Fund - SC2
Fidelity VIP III Growth Opportunities Fund - SC2	Fidelity VIP III Growth Opportunities Fund - SC2
Fidelity VIP III Dynamic Capital Appreciation	Fidelity VIP III Dynamic Capital Appreciation
Fund - SC2	Fund - SC2


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
Keyport Charter Variable Annuity (continued)	Keyport Vista Variable Annuity (continued)

MFS Variable Insurance Trust:	MFS Variable Insurance Trust:
MFS Emerging Growth Series - SC	MFS Emerging Growth Series - SC
MFS Investors Growth Stock Series - SC	MFS Investors Growth Stock Series - SC
MFS Investors Trust Series - SC	MFS Investors Trust Series - SC
MFS New Discovery Series - SC	MFS New Discovery Series - SC

Rydex Variable Trust:	Rydex Variable Trust:
Rydex OTC Fund	Rydex OTC Fund

Keyport Optima Variable Annuity

AIM Variable Insurance Funds, Inc:	Alliance Variable Products Series Fund, Inc:
AIM VI Capital Appreciation Series I	Alliance Growth & Income Portfolio (B)
AIM VI International Equity Series I	Alliance Premier Growth Portfolio (B)
AIM VI Value Series I	Alliance Growth Portfolio (B)
Alliance International Portfolio (B)

SteinRoe Variable Investment Trust (SRVIT):	MFS Variable Insurance Trust:
SteinRoe Money Market Fund, VS (A)	MFS Emerging Growth Series - SC
SteinRoe Balanced Fund, VS (B)	MFS Investors Growth Stock Series - SC
Liberty Federal Securities Fund, VS (B)	MFS Investors Trust Series - SC
SteinRoe Growth Stock Fund, VS (B)

Liberty Variable Investment Trust (LVIT):	Brinson Series Trust:
Colonial High Yield Securities Fund, VS (B)	BrinsonTactical Allocation Portfolio (I)
Colonial Small Cap Value Fund, VS (B)
Colonial Strategic Income Fund, VS (B)
Crabbe Huson Real Estate Investment Fund, VS (B)
Liberty All-Star Equity Fund, VS (B)
Newport Tiger Fund, VS (B)

Keyport Exeter Variable Annuity

Exeter Insurance Fund, Inc:	SteinRoe Variable Investment Trust (SRVIT):
Exeter Growth Fund	SteinRoe Money Market Fund, VS (A)


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
Keyport Latitude Variable Annuity

AIM Variable Insurance Funds, Inc:	Alliance Variable Products Series Fund, Inc:
AIM VI Capital Appreciation Series I	Alliance Growth & Income Portfolio (B)
AIM VI International Equity Series I	Alliance Premier Growth Portfolio (B)
AIM VI Value Series I	Alliance Technology Portfolio (B)
Alliance Worldwide Privatization Portfolio (B)

SteinRoe Variable Investment Trust (SRVIT):	MFS Variable Insurance Trust:
SteinRoe Money Market Fund, VS (A)	MFS Emerging Growth Series - SC
SteinRoe Balanced Fund, VS (B)	MFS Investors Growth Stock Series - SC
Liberty Federal Securities Fund, VS (B)	MFS Investors Trust Series - SC
SteinRoe Growth Stock Fund, VS (B)	MFS New Discovery Series - SC

Liberty Variable Investment Trust (LVIT):	Fidelity VIP Funds:
Colonial High Yield Securities Fund, VS (B)	Fidelity VIP Equity Income Fund - SC2
Colonial Small Cap Value Fund, VS (B)	Fidelity VIP III Growth Opportunities Fund - SC2
Colonial Strategic Income Fund, VS (B)	Fidelity VIP III Dynamic Capital Appreciation
Colonial U.S. Growth & Income Fund, VS (B)	Fund - SC2
Crabbe Huson Real Estate Investment Fund, VS (B)
Liberty All-Star Equity Fund, VS (B)
Liberty Newport Japan Opportunity Fund, VS (B)
Liberty S&P 500 Index Fund, VS (B)	Rydex Variable Trust:
Liberty Select Value Fund, VS (B)	Rydex OTC Fund
Liberty Value Fund, VS (B)
Newport Tiger Fund, VS (B)
Rydex Financial Services Fund, VS (B)
Rydex Health Care Fund, VS (B)
Wanger Foreign Forty Fund
Wanger International Small Cap Fund
Wanger Twenty Fund
Wanger US Small Cap Fund


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)

On September 4, 2001, the fund name for Mitchell Hutchins Tactical Allocation was changed to Brinson Tactical Allocation. On October 26, 2001, Mitchell Hutchins Growth, Balance, Growth & Income, Global Equity and Strategic Income Portfolio were closed and funds from these mutual funds were transferred to Alliance Growth Portfolio, Total Return, Growth and Income Portfolio, Alliance International Portfolio and Alliance Global Bond Portfolio, respectively.

On May 1, 2001, the fund names for SteinRoe Mortgage Securities Fund, MFS Growth with Income, MFS Growth were changed to Liberty Federal Securities Fund, MFS Investors Trust, MFS Investors Growth Stock respectively.

On June 1, 2000, the fund name of Colonial Growth and Income Fund was changed to Liberty Value Fund.

2. Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the Variable Account. Certain prior year amounts have been reclassified to conform to the current year's presentation.

Shares of the eligible funds are sold to the Variable Account at the reported net asset values. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on sales of investments are computed on the basis of identified cost of the investments sold.

Annuity reserves are computed for contracts in the income stage according to the 1983a Individual Annuity Mortality Table. The assumed investment rate is either 3.0%, 4.0%, 5.0% or 6.0% unless the annuitant elects otherwise, in which case the rate may vary from 3.0% to 6.0%, as regulated by the laws of the State of New York. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Variable Account by the Company.

The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code. The Company does not anticipate any tax liability resulting from the operations of the Variable Account. Therefore, a provision for income taxes has not been provided.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

3. Expenses

Keyport Advisor, Keyport Advisor Charter, Keyport Advisor Optima, Keyport Charter and Keyport Optima and Keyport Latitude Variable Annuity

There are not any sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based on a graded table of charges, is deducted. An annual contract maintenance charge of $36 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 1.25% of the contract value. A daily deduction is also made for distribution costs incurred by the Company at an effective annual rate of 0.15% of the contract value.

Optional riders are available for Keyport Advisor Charter and Keyport Advisor Optima. If elected, a yearly charge of 0.35% for a guaranteed income benefit rider, 0.05% for an enhanced death benefit (if purchased with the guaranteed income benefit rider) and 0.10% for an enhanced death benefit (if purchased without the guaranteed income benefit rider) are deducted.

Keyport Advisor Vista Variable and Keyport Vista

There are not any sales charges at the time of purchase, contingent deferred sales charges or distribution charges. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 1.25% of the contract value. A daily deduction is also made for distribution costs incurred by the Company at an effective annual rate of 0.15% of the contract value.

Keyport Exeter Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. An annual contract maintenance charge of $35 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 0.35% of contract value.

4. Affiliated Company Transactions

Administrative services necessary for the operation of the Variable Account are provided by the Company. The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws. Stein Roe & Farnham, Inc. (Stein Roe) is the investment advisor to the SRVIT. Liberty Advisory Services Corporation (LASC) is the investment advisor to the LVIT. Colonial Management Associates, Inc. (Colonial) is the investment sub-advisor to the LVIT. Keyport Financial Services Corp. (KFSC) is the principal underwriter for SRVIT and LVIT. The investment advisors' compensation is based upon the fair value of the mutual funds.

KFSC was a wholly owned subsidiary of LASC until October 31, 2001 at which time LASC dividended its ownership of KFSC to the Company. LASC was a wholly owned subsidiary of Keyport Life and, Stein Roe and Colonial were affiliates of the Company through October 31, 2001. On November 1, 2001, the Company was sold to Sun Life Financial of Canada (U.S.) Holdings, Inc., an indirect subsidiary of Sun Life Assurance Company of Canada, which is a subsidiary of Sun Life Financial Services, Inc. As a result of this transaction, Massachusetts Financial Services Company (MFS) is now an affiliate of Keyport Life and provides funding vehicles for the Variable Account.

5. New Audit Guide

Effective January 1, 2001, the Variable Account adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the Guide), as revised, effective for fiscal years beginning after December 15, 2001. The adoption of the Guide did not impact the total net assets of the subaccounts for fiscal year 2001. Certain disclosures in the financial statements of the Variable Account have changed as a result of the adoption of the Guide. The financial statement presentation of the Variable Account for the years prior to 2001 has not been restated.


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Unit Values

A summary of the accumulation unit values at December 31, 2001 and 2000 and the accumulation units and dollar value outstanding at December 31, 2001 are as follows:

	2000	2001
	Unit	Unit			Investment	Expense	Total
	Value	Value	Units	Dollars	Income Ratio*	Ratio**	Return***
AIM VI Value Fund - Series I
Keyport Advisor Charter	9.4884	8.1810	701,536	5,739,296	0.15%	1.39%	(13.78)%
AIM VI International Equity Series I
Keyport Advisor Vista	11.0953	8.3663	444,947	3,722,558	0.51	1.39	(24.60)
AIM VI Capital Appreciation Series I
Keyport Advisor Vista	13.8982	10.5143	296,247	3,114,828	-	1.39	(24.35)
AIM VI Growth Series I
Keyport Advisor Vista	12.3572	8.0563	90,911	732,407	0.19	1.39	(34.80)
Alger American Growth Portfolio
Keyport Advisor	19.8755	17.2835	463,036	8,002,888	0.26	1.39	(13.04)
Alger American Small Capitalization Portfolio
Keyport Advisor	12.8817	8.9536	175,792	1,573,974	0.06	1.39	(30.49)
Alliance Premier Growth Portfolio (A)
Keyport Advisor	21.0913	17.2194	675,440	11,630,674	-	1.39	(18.36)
Alliance Premier Growth Portfolio (B)
Keyport Advisor Charter	9.4323	7.6827	999,690	7,680,316	-	1.39	(18.55)
Alliance Growth and Income Portfolio (B)
Keyport Advisor Optima	10.7070	10.5741	511,558	5,409,266	0.59	1.39	(1.24)
Alliance Technology Portfolio (B)
Keyport Advisor Charter	11.5254	8.4720	552,663	4,682,157	-	1.39	(26.49)
Alliance Growth and Income Portfolio (A)
Keyport Advisor Vista	13.4391	13.2994	169,883	2,259,346	0.65	1.39	(1.04)
Alliance Global Bond Portfolio (A)
Keyport Advisor	10.2009	10.0317	198,053	1,986,808	-	1.39	(1.66)
Alliance Global Bond Portfolio (B)
Keyport Advisor Charter	10.0960	9.9011	38,903	385,180	-	1.39	(1.93)
Alliance Real Estate Investment Portfolio (A)
Keyport Advisor Vista	10.5452	11.5212	18,449	212,553	3.59	1.39	9.26
Alliance Worldwide Privatization Portfolio (B)
Keyport Charter	8.2740	6.7492	12,979	87,598	0.24	1.39	(18.43)
Alliance International Portfolio (B)
Keyport Advisor Optima	-	10.3012	684	7,043	-	1.39	3.01
Brinson Tactical Allocation Portfolio (I)
Keyport Advisor Optima	10.1050	8.7143	4,018	35,014	3.33	1.39	(13.76)


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Unit Values (continued)

	Unit Value	Unit Value	Units	Dollars	Investment Income Ratio*	Expense Ratio**	Total Return***

Exeter Growth Fund
Keyport Advisor Optima		17.1025	2,859.00	48,887	4.73%	0.35%	4.97%
Fidelity VIP Equity Income Fund - SC2
Keyport Charter	10.7612	10.0571	270,810	2,723,561	0.95	1.39	(6.54)
Fidelity VIP III Growth Opportunities Fund - SC2
Keyport Charter	8.3335	7.0146	192,420	1,349,748	0.24	1.39	(15.83)
Templeton Developing Markets Sec Fund 2
Keyport Advisor Charter	7.0470	6.3874	29,118	185,989	1.04	1.39	(9.36)
Colonial U.S. Growth & Income Fund, VS (A)
Keyport Advisor	27.7884	27.2374	411,293	11,202,554	1.06	1.39	(1.98)
Liberty Value Fund, VS (A)
Keyport Advisor	25.3527	24.9548	362,196	9,038,526	1.32	1.39	(1.57)
Colonial Strategic Income Fund, VS (A)
Keyport Advisor	14.1019	14.4330	562,342	8,116,281	9.23	1.39	2.35
SteinRoe Global Utilities Fund, VS (A)
Keyport Advisor	19.4647	16.5043	252,636	4,169,580	1.63	1.39	(15.21)
Liberty All-Star Equity Fund, VS (A)
Keyport Advisor Vista	13.2032	11.3611	341,783	3,883,031	0.26	1.39	(13.95)
Colonial U.S. Growth & Income Fund, VS (B)
Keyport Charter	27.7744	27.2113	125,134	3,405,047	1.86	1.39	(2.03)
Liberty S&P 500 Index Fund, VS (B)
Keyport Charter	8.9260	7.7324	387,105	2,993,251	0.90	1.39	(13.37)
Colonial Strategic Income Fund, VS (B)
Keyport Charter	14.0749	14.3867	162,865	2,343,091	17.72	1.39	2.22
Wanger US Small Cap Fund
Keyport Charter	10.5414	11.5784	178,030	2,061,301	0.02	1.39	9.84
Colonial High Yield Securities Fund, VS (A)
Keyport Advisor Vista	8.8659	8.5093	205,498	1,748,647	10.05	1.39	(4.02)
Colonial High Yield Securities Fund, VS (B)
Keyport Charter	8.8449	8.4765	197,324	1,672,615	18.87	1.39	(4.17)
Liberty Select Value Fund, VS (B)
Keyport Charter	10.5297	10.7442	137,988	1,482,567	0.41	1.39	2.04
Colonial Small Cap Value Fund, VS (B)
Keyport Charter	10.5437	11.3541	121,664	1,381,385	0.44	1.39	7.69
Wanger International Small Cap Fund
Keyport Charter	8.9310	6.9435	185,948	1,291,130	-	1.39	(22.25)
Colonial International Fund for Growth Fund, VS (A)
Keyport Advisor	11.9957	8.9482	105,346	942,653	-	1.39	(25.40)
Newport Tiger Fund, VS (B)
Keyport Charter	10.8877	8.9479	133,393	1,193,588	0.05	1.39	(17.82)


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Unit Values (continued)

	Unit	Unit			Investment	Expense	Total
	Value	Value	Units	Dollars	Income Ratio*	Ratio**	Return***
Rydex Health Care Fund, VS (B)
Keyport Charter	11.08	9.620	116,057	1,116,453	-	1.39%	(13.18)%
Colonial Small Cap Value Fund, VS (A)
Keyport Advisor Vista	10.5437	11.363800	73,337	833,389	0.39	1.39	7.78
Rydex Financial Services Fund, VS (B)
Keyport Charter	12.1207	10.5014	70,454	739,871	0.56	1.39	(13.36)
Liberty Value Fund, VS (B)
Keyport Charter	25.3031	24.8426	30,164	749,364	2.24	1.39	(1.82)
Newport Tiger Fund, VS (A)
Keyport Advisor	10.8457	8.7181	85,107	741,970	0.73	1.39	(19.62)
Wanger Twenty Fund
Keyport Charter	10.3926	11.1798	46,576	520,706	-	1.39	7.57
Colonial Global Equity Fund, VS (B)
Keyport Advisor Charter	8.8000	6.5449	77,436	506,811	-	1.39	(25.63)
Colonial International Horizons Fund, VS (B)
Keyport Advisor Charter	9.2668	7.0061	72,071	504,933	0.42	1.39	(24.40)
Liberty All-Star Equity Fund, VS (B)
Keyport Charter	13.2136	11.3596	37,569	426,765	0.43	1.39	(14.03)
Crabbe Huson Real Estate Investment Fund, VS (B)
Keyport Advisor Charter	10.1982	11.5061	22,244	255,937	7.98	1.39	12.82
Wanger Foreign Forty Fund
Keyport Charter	9.6970	7.0174	17,071	119,794	0.05	1.39	(27.63)
Liberty Newport Japan Opportunities Fund, VS (B)
Keyport Charter	6.7456	4.5159	1,128	5,094	-		(33.05)
MFS Research Series - IC
Keyport Advisor	16.5311	12.8372	238,711	3,064,384	0.01	1.39	(22.35)
MFS Emerging Growth Series - IC
Keyport Advisor	21.3552	14.0063	213,525	2,990,690	-	1.39	(34.41)
MFS Investors Trust Series - SC
Keyport Charter	9.6777	8.0066	243,330	1,948,245	0.38	1.39	(17.27)
MFS Emerging Growth Series - SC
Keyport Charter	21.3404	13.9686	118,418	1,654,128	-	1.39	(34.54)
MFS Investors Growth Stock Series - SC
Keyport Charter	8.7951	6.5192	185,263	1,207,768	0.07	1.39	(25.88)
MFS New Discovery Series - SC
Keyport Charter	9.1086	8.5101	114,339	973,033	-	1.39	(6.57)
MFS Bond Series - IC
Keyport Advisor Vista	10.7072	11.4778	65,546	752,328	7.78	1.39	7.20
Rydex OTC Fund
Keyport Charter	5.8258	3.7240	75,582	281,467	-	1.39	(36.08)


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Unit Values (continued)

	Unit	Unit			Investment	Expense	Total
	Value	Value	Units	Dollars	Income Ratio*	Ratio**	Return***
SteinRoe Money Market Fund, VS (A)
Keyport Advisor	15.4366	15.7743	1,576,313	24,865,229	-	1.39%	2.19%
SteinRoe Balanced Fund, VS (A)
Keyport Advisor	29.4597	26.3812	363,801	9,597,494	3.95	1.39	(10.45)
SteinRoe Growth Stock Fund, VS (A)
Keyport Advisor	52.5317	39.0519	260,947	10,190,461	-	1.39	(25.66)
Liberty Federal Securities Fund, VS (B)
Keyport Charter	20.4702	21.5514	324,146	6,985,806	1.94	1.39	5.28
SteinRoe Growth Stock Fund, VS (B)
Keyport Charter	52.4584	38.9076	142,047	5,526,726	-	1.39	(25.83)
SteinRoe Balanced Fund, VS (B)
Keyport Charter	29.4237	26.2897	169,001	4,442,977	2.53	1.39	(10.65)
Liberty Federal Securities Fund, VS (A)
Keyport Advisor	20.5261	21.6648	197,607	4,281,127	6.57	1.39	5.55
SteinRoe Small Company Growth Fund, VS (A)
Keyport Advisor	34.5414	30.6456	18,848	577,600	-	1.39	(11.28)
			14,674,179	$204,355,888

* These amounts represent the dividends and other income received by the subaccount from the underlying mutual fund, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Purchases and Sales of Securities

The cost of shares purchased and proceeds from shares sold by the Variable Account during 2001 are shown below:

	Purchases	Sales

AIM VI Value Series I	$3,145,749	$1,218,469

AIM VI International Equity Series I	82,483,992	80,051,384

AIM VI Capital Appreciation Series I	1,794,887	825,047

AIM VI Growth Series I	157,999	206,008

Alger American Growth Portfolio	1,814,962	2,534,467

Alger American Small Capitalization Portfolio	139,071	422,491

Alliance Premier Growth Portfolio (A)	1,515,353	3,111,406

Alliance Premier Growth Portfolio (B)	3,620,399	1,541,241

Mitchell Hutchins Growth & Income	6,673	24,700

Alliance Growth and Income Portfolio (B)	5,837,612	847,279

Alliance Technology Portfolio (B)	2,520,331	910,648

Alliance Growth and Income Portfolio (A)	395,552	605,286

Alliance Global Bond Portfolio (A)	101,850	615,026

Alliance Global Bond Portfolio (B)	82,802	86,635

Alliance Real Estate Investment Portfolio (A)	51,684	59,172

Alliance Worldwide Privatization Portfolio (B)	5,861,675	5,810,865

Mitchell Hutchins Global Equity	5,866	15,098

Alliance International Portfolio (B)	9,754	114

Mitchell Hutchins Growth	9,166	11,587

Alliance Growth Portfolio (B)	6,869	67

Brinson Tactical Allocation Portfolio (I)	53,653	52,868

Exeter Growth Fund	50,825	108

Fidelity VIP Equity Income Fund - SC2	2,901,491	657,005

Fidelity VIP III Growth Opportunities Fund - SC2	1,307,370	295,375

Templeton Developing Markets Sec Fund 2	27,606	29,956


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Purchases and Sales of Securities (continued)

	Purchases	Sales
Colonial U.S. Growth & Income Fund, VS (A)	$3,533,134	$2,642,698

Liberty Value Fund, VS (A)	1,318,181	2,172,226

Colonial Strategic Income Fund, VS (A)	1,597,408	2,240,983

SteinRoe Global Utilities Fund	604,684	1,273,160

Liberty All-Star Equity Fund, VS (A)	449,825	1,090,846

Colonial U.S. Growth & Income Fund, VS (B)	4,273,009	862,017

Liberty S&P 500 Index Fund, VS (B)	3,293,246	946,353

Colonial Strategic Income Fund, VS (B)	3,317,050	807,507

Wanger US Small Cap Fund	3,229,617	991,842

Colonial High Yield Securities Fund, VS (A)	591,258	477,956

Colonial High Yield Securities Fund, VS (B)	2,329,284	462,254

Liberty Select Value Fund, VS (B)	1,538,110	173,609

Colonial Small Cap Value Fund, VS (B)	1,362,052	420,494

Wanger International Small Cap Fund	30,240,559	29,014,685

Colonial International Fund for Growth, VS (A)	135,104	219,616

Newport Tiger Fund, VS (B)	9,279,972	8,367,882

Rydex Health Care Fund, VS (B)	825,417	156,186

Colonial Small Cap Value Fund, VS (A)	494,408	288,360

Rydex Financial Services Fund, VS (B)	715,854	246,555

Liberty Value Fund, VS (B)	888,984	91,860

Newport Tiger Fund, VS (A)	117,655	273,541

Colonial Global Equity Fund, VS (B)	104,620	311,718

Wanger Twenty Fund	679,719	125,121

Colonial International Horizons Fund, VS (B)	136,993	243,314

Liberty All-Star Equity Fund, VS (B)	473,716	185,985

Crabbe Huson Real Estate Investment Fund, VS (B)	329,996	231,799

Wanger Foreign Forty Fund	139,025	5,916

Liberty Newport Japan Opportunities Fund, VS (B)	5,245	36,327


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Purchases and Sales of Securities (continued)

	Purchases	Sales

MFS Research Series - IC	$685,545	$685,762

MFS Emerging Growth Series - IC	739,085	814,734

MFS Investors Trust Series - SC	2,106,599	463,351

MFS Emerging Growth Series - SC	1,760,667	423,041

MFS Investors Growth Stock Series - SC	1,450,859	400,370

MFS New Discovery Series - SC	784,781	191,827

MFS Bond Series - IC	138,885	443,074

Rydex OTC Fund	310,933	113,207

SteinRoe Money Market Fund, VS (A)	151,645,169	136,356,959

SteinRoe Balanced Fund, VS (A)	3,332,453	3,563,626

SteinRoe Growth Stock Fund, VS (A)	3,904,847	3,058,932

Liberty Federal Securities Fund, VS (B)	7,310,568	636,070

SteinRoe Growth Stock Fund, VS (B)	4,994,816	798,162

SteinRoe Balanced Fund, VS (B)	5,169,672	1,140,336

Liberty Federal Securities Fund, VS (A)	1,829,102	1,304,946

SteinRoe Small Company Growth Fund, VS (A)	394,074	162,381

	$372,465,371	$304,849,890


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

8. Changes in Unit Outstanding

The change in units outstanding for the year ended December 31, 2001 were as follow:

	Units Issued	Units Redeemed	Net Increase (Decrease)

AIM VI Value Series I	351,093	140,071	211,022

AIM VI International Equity Series I	9,171,242	8,865,003	306,239

AIM VI Capital Appreciation Series I	132,402	70,756	61,646

AIM VI Growth Series I	16,374	22,664	(6,290)

Alger American Growth Portfolio	25,846	136,341	(110,495)

Alger American Small Capitalization Portfolio	14,936	43,352	(28,416)

Alliance Premier Growth Portfolio (A)	41,226	163,225	(121,999)

Alliance Premier Growth Portfolio (B)	375,980	183,376	192,604

Mitchell Hutchins Growth & Income	-	2,453	(2,453)

Alliance Growth and Income Portfolio (B)	530,275	78,990	451,285

Alliance Technology Portfolio (B)	224,451	98,432	126,019

Alliance Growth and Income Portfolio (A)	19,417	42,657	(23,240)

Alliance Global Bond Portfolio (A)	10,708	58,350	(47,642)

Alliance Global Bond Portfolio (B)	8,484	8,271	213

Alliance Real Estate Investment Portfolio (A)	3,931	5,098	(1,167)

Alliance Worldwide Privatization Portfolio (B)	836,433	825,305	11,128

Mitchell Hutchins Global Equity	420	1,878	(1,458)

Alliance International Portfolio (B)	981	10	971

Mitchell Hutchins Growth	497	1,467	(970)

Alliance Growth Portfolio (B)	687	5	682

Brinson Tactical Allocation Portfolio (I)	4,592	5,174	(582)

Exeter Growth Fund	2,859	-	2,859

Fidelity VIP Equity Income Fund - SC2	277,795	65,302	212,493

Fidelity VIP III Growth Opportunities Fund - SC2	178,641	40,705	137,936

Templeton Developing Markets Sec Fund 2	3,814	4,073	(259)


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

8. Changes in Unit Outstanding (continued)

	Units Issued	Units Redeemed	Net Increase (Decrease)

Colonial U.S. Growth & Income Fund, VS (A)	66,381	95,534	(29,153)

Liberty Value Fund, VS (A)	21,550	85,395	(63,845)

Colonial Strategic Income Fund, VS (A)	57,999	151,441	(93,442)

SteinRoe Global Utilities Fund	22,432	69,307	(46,875)

Liberty All-Star Equity Fund, VS (A)	33,017	91,427	(58,410)

Colonial U.S. Growth & Income Fund, VS (B)	148,124	32,845	115,279

Liberty S&P 500 Index Fund, VS (B)	403,871	117,061	286,810

Colonial Strategic Income Fund, VS (B)	224,443	56,231	168,212

Wanger US Small Cap Fund	296,277	93,599	202,678

Colonial High Yield Securities Fund, VS (A)	46,800	52,210	(5,410)

Colonial High Yield Securities Fund, VS (B)	248,615	53,887	194,728

Liberty Select Value Fund, VS (B)	145,872	16,272	129,600

Colonial Small Cap Value Fund, VS (B)	127,475	39,619	87,856

Wanger International Small Cap Fund	4,064,218	3,872,762	191,456

Colonial International Fund for Growth, VS (A)	15,067	20,978	(5,911)

Newport Tiger Fund, VS (B)	1,112,440	983,412	129,028

Rydex Health Care Fund, VS (B)	85,423	15,052	70,371

Colonial Small Cap Value Fund, VS (A)	45,027	26,109	18,918

Rydex Financial Services Fund, VS (B)	66,668	22,295	44,373

Liberty Value Fund, VS (B)	33,868	3,621	30,247

Newport Tiger Fund, VS (A)	11,454	29,958	(18,504)

Colonial Global Equity Fund, VS (A)	13,311	40,736	(27,425)

Wanger Twenty Fund	65,868	12,185	53,683

Colonial International Horizons Fund, VS (B)	17,451	32,002	(14,551)

Liberty All-Star Equity Fund, VS (B)	38,069	15,547	22,522


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

8. Changes in Unit Outstanding (continued)

	Units Issued	Units Redeemed	Net Increase (Decrease)

Crabbe Huson Real Estate Fund	30,030	21,134	8,896

Wanger Foreign Forty Fund	17,831	687	17,144

Liberty Newport Japan Opportunities Fund, VS (B)	907	6,162	(5,255)

MFS Research Series - IC	10,808	46,193	(35,385)

MFS Emerging Growth Series - IC	30,775	51,155	(20,380)

MFS Investors Trust Series - SC	250,492	56,882	193,610

MFS Emerging Growth Series - SC	110,089	26,840	83,249

MFS Investors Growth Stock Series - SC	204,387	56,575	147,812

MFS New Discovery Series - SC	91,088	21,741	69,347

MFS Bond Series - IC	6,342	38,519	(32,177)

Rydex OTC Fund	73,053	30,793	42,260

SteinRoe Money Market Fund, VS (A)	9,585,722	8,635,089	950,633

SteinRoe Balanced Fund, VS (A)	86,218	129,398	(43,180)

SteinRoe Growth Stock Fund, VS (A)	34,034	70,412	(36,378)

Liberty Federal Securities Fund, VS (B)	341,428	29,202	312,226

SteinRoe Growth Stock Fund, VS (B)	104,646	19,073	85,573

SteinRoe Balanced Fund, VS (B)	186,803	42,828	143,975

Liberty Federal Securities Fund, VS (A)	74,301	59,326	14,975

SteinRoe Small Company Growth Fund, VS (A)	4,487	5,130	(643)

	30,888,245	26,239,582	2,778,401


KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

9. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.


FINANCIAL STATEMENTS OF SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF INCOME

(in thousands)

For the years ended December 31, 2001, 2000 and 1999
	2001	2000	1999

Revenues

Premiums and annuity considerations	$ 19,187	$ 17,810	$ 17,849
Net investment income	10,829	11,821	11,906
Net realized investment gains (losses)	648	(3,079)	497
Fee and other income	7,327	9,753	8,387

Total revenues	37,991	36,305	38,639

Benefits and Expenses

Policyowner benefits	19,525	19,381	20,153
Other operating expenses	9,198	8,383	9,181
Amortization of deferred policy acquisition costs	4,898	5,844	2,670

Total benefits and expenses	33,621	33,608	32,004

Income before income tax expense	4,370	2,697	6,635

Income tax expense	1,534	958	2,180

Net Income	$ 2,836	$ 1,739	$ 4,455

The accompanying notes are an integral part of the financial statements.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

BALANCE SHEETS

(in thousands )

December 31, 2001 and 2000
       ASSETS	2001	2000
Investments
Available-for-sale fixed maturities at fair value (amortized cost of
$106,939 and $110,526 in 2001 and 2000, respectively)	$ 109,097	$ 110,843
Mortgage loans	24,253	26,876
Policy loans	413	541
Short-term investments	17,757	16,001

Total investments	151,520	154,261

Cash and cash equivalents	9,107	7,292
Accrued investment income	1,692	1,765
Deferred policy acquisition costs	19,312	23,799
Other assets	7,976	9,413
Separate account assets	434,263	556,842

Total assets	$ 623,870	$ 753,372

LIABILITIES

Future contract and policy benefits	$ 39,919	$ 37,082
Contractholder deposit funds and other policy liabilities	83,462	98,307
Deferred federal income taxes	4,680	1,561
Other liabilities and accrued expenses	2,765	4,160
Separate account liabilities	434,263	556,842

Total liabilities	$ 565,089	$ 697,952

Commitments and contingencies - Note 15

STOCKHOLDER'S EQUITY

Common stock, $1 par value - 2,000 shares authorized;
2,000 shares issued and outstanding	$ 2,000	$ 2,000
Additional paid-in capital	29,500	29,500
Accumulated other comprehensive income	1,186	661
Retained earnings	26,095	23,259
Total stockholder's equity	$ 58,781	$ 55,420

Total liabilities and stockholder's equity	$ 623,870	$ 753,372

The accompanying notes are an integral part of the financial statements.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31, 2001, 2000 and 1999

	2001	2000	1999

Net income	$ 2,836	$ 1,739
$   4,455

Other comprehensive income
Net unrealized holding gains (losses) on available-for-sale
securities, net of tax	525	1,933	(2,443)

Comprehensive income	$ 3,361	$ 3,672	$ 2,012

The accompanying notes are an integral part of the financial statements.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31, 2001, 2000 and 1999
			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 1998	$ 2,000	$ 29,500	$ 1,171	$ 28,265	$ 60,936

Net income				4,455	4,455
Other comprehensive income
(loss)			(2,443)		(2,443)
Dividends to stockholder				(6,500)	(6,500)

Balance at December 31, 1999	2,000	29,500	(1,272)	26,220	56,448

Net income				1,739	1,739
Other comprehensive income			1,933		1,933
Dividends to stockholder				(4,700)	(4,700)

Balance at December 31, 2000	2,000	29,500
661
				23,259	55,420

Net income				2,836	2,836
Other comprehensive income			525		525

Balance at December 31, 2001	$ 2,000	$ 29,500	$ 1,186	$ 26,095	$ 58,781

The accompanying notes are an integral part of the financial statements.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31, 2001, 2000 and 1999
	2001	2000	1999

Cash Flows From Operating Activities:
Net income	$ 2,836	$ 1,739	$ 4,455
Adjustments to reconcile net income to net cash provided by
operating activities:
Amortization of discount and premiums	47	7	170
Depreciation and amortization	-	-	122
Net realized gains (losses) on investments	(648)	3,079	(497)
Interest credited to contractholder deposit funds	5,015	5,751	5,974
Deferred federal income taxes	2,837	(1,154)	879
Changes in assets and liabilities:

Deferred acquisition costs	3,459	3,943	19
Accrued investment income	72	106	54
Other assets	1,438	(2,403)	(1,924)
Future contract and policy benefits	2,837	2,698	2,342
Other, net	(1,035)	3,611	(2,554)

Net cash provided by operating activities	16,858	17,377	9,040

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	53,133	51,688	78,076
Real estate	-	-	2,009
Mortgage loans	7,172	3,177	11,852
Purchases of:
Available-for-sale fixed maturities	(48,872)	(42,546)	(70,547)
Mortgage loans	(4,630)	(3,809)	(3,675)
Net change in policy loans	128	(3)	87
Net change in short-term investments	(1,756)	(8,706)	(3,404)
Changes in other investing activities, net	-	-	(222)

Net cash provided by (used in) investing activities	5,175	(199)	14,176

The accompanying notes are an integral part of the financial statements.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF CASH FLOWS (Continued)

(in thousands)

For the years ended December 31, 2001, 2000 and 1999

	2001	2000	1999

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	$ 12,290	$ 11,301	$ 8,362
Withdrawals from contractholder deposit funds	(32,508)	(27,945)	(23,004)
Dividends paid to stockholder	-	(4,700)	(6,500)

Net cash used in financing activities	(20,218)	(21,344)	(21,142)

Net change in cash and cash equivalents	1,815	(4,166)	2,074

Cash and cash equivalents, beginning of year	7,292	11,458	9,384

Cash and cash equivalents, end of year	$ 9,107	$ 7,292	$ 11,458

Supplemental Cash Flow Information
Income taxes paid	$ 339	$ 701	$ 2,521

The accompanying notes are an integral part of the financial statements.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

Sun Life Insurance and Annuity Company of New York (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual fixed and variable annuity contracts, and group life and disability insurance contracts in its state of domicile, New York. The Company's parent, Sun Life Assurance Company of Canada (U.S.), is ultimately a wholly-owned subsidiary of Sun Life Financial Services of Canada Inc. Sun Life Financial Services of Canada Inc. was formed as a result of the demutualization on March 22, 2000 of Sun Life Assurance Company of Canada, which was the Company's ultimate parent at December 31, 1999.

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stock life insurance companies.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The most significant estimates are those used in determining deferred policy acquisition costs, investment allowances and the liabilities for future policyholder benefits. Actual results could differ from those estimates.

Financial Instruments

In the normal course of business, the Company may enter into transactions involving various types of financial instruments, including cash and cash equivalents, investments such as fixed maturities, mortgage loans and equity securities, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Financial instruments are more fully described in Note 6.

Cash and Cash Equivalents

Cash and cash equivalents primarily include cash, commercial paper, money market investments, and short term bank participations. All such investments have been purchased with maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments

The Company accounts for its investments in accordance with Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent, as held-to-maturity or available-for-sale. In order for the securities to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost, adjusted for amortization of premiums, and accretion of discounts. Securities that do not meet this criteria are classified as available-for-sale. Available-for-sale securities are carried at estimated fair value with changes in unrealized gains or losses reported net of policyholder related amounts and deferred income taxes in a separate component of other comprehensive income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment, and liquidity characteristics. The Company does not engage in trading activities. All of the Company's fixed maturity securities are available-for-sale. All security transactions are recorded on a trade-date basis.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other-than-temporarily impaired securities for additional impairment, if necessary.

Mortgage loans are stated at unpaid principle balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Loans include commercial first mortgage loans and are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Policy loans are carried at the amount of outstanding principal balance not in excess of net cash surrender values of the related insurance policies.

Investment income is recognized on an accrual basis. Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment or a group of investments is determined to be other-than-temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income on loans is recorded on the accrual basis. Loans are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When a loan is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such loans only when they are brought fully current with respect to principle and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgement of management, the loans are estimated to be fully collectible as to both principal and interest.

Deferred Policy Acquisition Costs

Acquisition costs consist of commissions, underwriting and other costs that vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed quarterly and adjusted retrospectively by a cumulative charge or credit to current operations when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits discussed above are reduced.

Other Assets

Property, equipment, and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Reinsurance receivables from reinsurance ceded are also included in other assets.

Policy liabilities and accruals

Future contract and policy benefits are liabilities for traditional life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

Contractholder deposit funds consist of policy values that accrue to the holders of investment-related products such as deferred annuities and guaranteed investment contracts. The liabilities are determined using the retrospective deposit method and consist of net deposits and investment earnings less administrative charges. The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

Revenue and Expenses

Premiums for traditional individual life and annuity products are considered revenue when due. Premiums related to group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed, except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Other than deferred policy acquisition costs, benefits and expenses related to traditional life, annuity, and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For investment-type contracts, benefits include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Income Taxes

The Company files a consolidated federal income tax return with its parent, Sun Life Assurance Company of Canada (U.S.), and other affiliates. Deferred income taxes are generally recognized when assets and liabilities have different value for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards ("SFAS") No. 109, "Accounting for Income Taxes." These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

Separate Accounts

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits and they are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include individual qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings, less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the policyholder.

New Accounting Pronouncements

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities including fair value hedges and cash flow hedges. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. For a derivative that does not qualify as a hedge, changes in fair value will be recognized in earnings.

The Company adopted SFAS No. 133, as amended by SFAS No. 137 and SFAS No. 138, on January 1, 2001. The Company did not use derivative contracts during the years ended December 31, 2001, 2000 and 1999, therefore, adoption had no material effect on the Company's financial position or results of operations.

During 2001, the Company adopted the requirements of Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 102, "Selected Loan Loss Allowance and Documentation Issues". The adoption had no material effect on the Company's financial position or results of operations.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

In July 2000, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. On January 1, 2001, the Company adopted EITF No. 99-20. The adoption did not have a material impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" which replaces SFAS No. 125, "Accounting for Transfers and Services of Financial Assets and Extinguishments of Liabilities". This standard revises the methods for accounting for securitizations and other transfers of financial assets and collateral as outlined in SFAS No. 125, and requires certain additional disclosures. The adoption of this standard did not have a material effect on the Company's financial position or results of operations.

In July 2001, the FASB issued SFAS No. 141 "Business Combinations", SFAS No. 142 "Goodwill and Other Intangible Assets", and SFAS 143 "Accounting for Asset Retirement Obligations." These Statements are not applicable to the Company.

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". This statement supersedes SFAS No. 121, "Accounting for the Impairment of Long-Lived assets and for Long-Lived Assets to Be Disposed Of." This statement is not applicable to the Company.

In September 2001, the EITF discussed Issue No. 01-10 "Accounting for the Impact of the Terrorist Attacks of September 11, 2001" which gives accounting guidance and recommended disclosures. Following this guidance, the Company has reviewed its insurance contracts to quantify potential losses, if any, as a result of the tragedy and has determined that there were no material claims exposure to the Company. The national tragedy of September 11, 2001 has also had an adverse impact on the airline, hotel and hospitality businesses. Although the Company has investments associated with these industries, it has determined that there are no current recoverability issues. The Company will continue to monitor these investments to determine if any adjustments for other-than-temporary declines due to the decrease in market value are necessary.

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

The Company has an agreement with Sun Life Assurance Company of Canada, which provides that Sun Life Assurance Company of Canada will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis.  Expenses under this agreement amounted to approximately $2,046,000, $1,367,000, and $2,045,000 in 2001, 2000, and 1999, respectively.  The Company also has an agreement with Sun life Assurance Company of Canada (U.S.), its parent, whereby its parent will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis.  Expenses under this agreement totaled $1,750,000, $1,918,000, and $3,507,000 in 2001, 2000, and 1999, respectively.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (Continued)

The Company declared and paid dividends in the amounts of $4,700,000 and $6,500,000 to Sun Life Assurance Company of Canada (U.S.) during 2000 and 1999, respectively.  No dividends were declared or paid during 2001.  See Note 14 for dividend restrictions information.

As more fully described in Note 7, the Company has been involved in several reinsurance transactions with Sun Life Assurance Company of Canada.

3. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of fixed maturities were as follows (in 000's):

December 31, 2001

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

(Losses)

Value

Fixed maturities available-for-sale:

United States treasury securities, U.S. Government

and agency securities

$ 5,239

$ 115

$ (57)

$ 5,297

Mortgage-backed securities

11,823

234

(24)

12,033

Public utilities

15,846

393

(201)

16,038

Transportation

5,003

183

(25)

5,161

Finance

19,523

477

(196)

19,804

Corporate

49,505

2,177

(918)

50,764

Total fixed maturities available-for-sale

$ 106,939

$ 3,579

$ (1,421)

$ 109,097

December 31, 2000

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

(Losses)

Value

Fixed maturities available-for-sale:

United States treasury securities, U.S. Government

and agency securities

$ 7,269

$ 62

$ -

$ 7,331

Mortgage-backed securities

5,929

46

(4)

5,971

Public utilities

16,185

130

(173)

16,142

Transportation

7,572

97

(46)

7,623

Finance

15,630

397

(76)

15,951

Corporate fixed maturities

57,941

2,275

(2,391)

57,825

Total fixed maturities available-for-sale

$ 110,526

$ 3,007

$ (2,690)

$ 110,843


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (Continued)

The amortized cost and estimated fair value by maturity periods for fixed maturities are shown below (in 000's). Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

December 31, 2001

Amortized Cost

Fair Value

Maturities of available-for-sale fixed securities:

Due in one year or less

$ 16,742

$ 16,350

Due after one year through five years

33,555

34,415

Due after five years through ten years

25,865

26,600

Due after ten years

11,392

12,040

Subtotal

87,554

89,405

Asset-backed securities

19,385

19,692

Total

$ 106,939

$ 109,097

Gross gains of $788,000, and $137,000 and gross losses of $135,000, and $1,742,000 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2001 and 2000, respectively.

Fixed maturities with an amortized cost of approximately $403,000 and $404,000 at December 31, 2001 and 2000, respectively, were on deposit with governmental authorities as required by law.

As of December 31, 2001, 95% of the Company's fixed maturities were investment grade and there were no significant concentrations by issuer or by industry, other than U.S. Treasury securities.  Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies.  During 2001 and 2000, the Company incurred realized losses totaling $550,000 and $1,468,000, respectively, for other-than-temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature.  During 2001, $617,000 of the 2000 losses were recovered and are included in realized gains.

Mortgage loans

The Company invests in commercial first mortgage loans throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, appropriate allowances for losses have been made.  In those cases where, in management's judgement, the mortgage loan's value has been impaired, appropriate losses are recorded.   The Company had no restructured or impaired mortgage loans at December 31, 2001 and 2000, respectively, nor any allowances for losses or reserves for impaired loans.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (Continued)

Mortgage loans comprise the following property types and geographic regions in (000's):

December 31,

Property Type:

2001

2000

Office building

$ 6,508

$ 6,581

Residential

1,060

1,099

Retail

9,865

9,909

Industrial/warehouse

3,600

5,799

Other

3,220

3,488

Total

$ 24,253

$ 26,876

December 31,

Geographic region:

2001

2000

Arizona

$ 2,524

$ 2,600

California

1,550

1,564

Florida

1,003

1,754

Georgia

1,060

1,099

Indiana

1,894

2,001

Maryland

3,301

3,488

Michigan

549

583

Nevada

-

1,177

New Jersey

-

865

New York

2,951

3,384

Ohio

1,217

1,262

Pennsylvania

1,986

3,119

Texas

668

694

Utah

1,538

1,588

Virginia

1,200

-

Wisconsin

1,610

-

Other

1,202

1,698

Total

$ 24,253

$ 26,876


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (Continued)

At December 31, 2001, scheduled mortgage loan maturities were as follows (in 000's):

2002

$ 1,590

2003

1,291

2004

4,090

2005

4,593

2006

-

Thereafter

12,689

Total

$ 24,253

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations,with or without prepayment penalties,and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future.  The outstanding commitments for these mortgages amount to $500,000 and $3,809,000 at December 31, 2001 and 2000, respectively.  The fair value of the outstanding commitments is not material to the Company.

4. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following (in 000's):

2001

2000

1999

Fixed maturities

$ 1,270

$ (1,611)

$ 236

Mortgage loans

(81)

-

8

Real estate

-

-

253

Short-term investments

9

-

-

Write-down of fixed maturities

(550)

(1,468)

-

Total

$ 648

$ (3,079)

$ 497

5. NET INVESTMENT INCOME

Net investment income consisted of the following (in 000's):

2001

2000

1999

Fixed maturities

$ 8,501

$ 9,490

$ 9,059

Mortgage loans

2,373

2,432

3,121

Real estate

-

-

(156)

Policy loans

33

43

54

Other

33

45

45

Gross investment income

10,940

12,010

12,123

Less: Investment expenses

111

189

217

Net investment income

$ 10,829

$ 11,821

$ 11,906


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

6. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2001 and 2000 (in 000's):

December 31, 2001

December 31, 2000

Carrying

Estimated

Carrying

Estimated

Amount

Fair Value

Amount

Fair Value

Financial assets:

Cash and cash equivalents

$ 9,107

$ 9,107

$ 7,292

$ 7,292

Fixed maturities

109,097

109,097

110,843

110,843

Mortgages

24,253

25,743

26,876

27,890

Policy loans

413

413

541

541

Short-term investments

17,757

17,757

16,001

16,001

Financial liabilities:

Contractholder deposit funds

$ 79,761

$ 80,163

$ 95,508

$ 94,447

Fixed annuity contracts

7,539

7,503

8,530

8,219

The fair values of cash and cash equivalents are estimated to be cost plus accrued interest which approximates fair value. The fair values of short-term bonds are estimated to be the amortized cost.  The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics.  The fair values of mortgage loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans are stated at unpaid principal balances, which approximate fair value.

The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued.  Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

7. REINSURANCE

The Company has an agreement with Sun Life Assurance Company of Canada whereby Sun Life Assurance Company of Canada reinsures the mortality risks of the group life insurance contracts.  Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.  The agreement provides that Sun Life Assurance Company of Canada will reinsure the mortality risks in excess of $50,000 per policy for group life contracts ceded by the Company.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure $4,000 per policy per month for long-term disability contracts ceded by the Company.

The effects of reinsurance were as follows (in 000's):

For the Years Ended December 31,

2001

2000

1999

Insurance premiums:

Direct

$ 22,158

$ 21,484

$ 21,629

Ceded

2,971

3,674

3,780

Net Premiums

$ 19,187

$ 17,810

$ 17,849

Insurance and other individual policy benefits, and claims:

Direct

$ 24,487

$ 23,654

$ 23,764

Ceded

4,962

4,273

3,611

Net policy benefits and claims

$ 19,525

$ 19,381

$ 20,153

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim.  Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

8.  RETIREMENT PLANS

PENSION PLAN

The Company and certain affiliates participate with Sun Life Assurance Company of Canada in a non-contributory defined benefit pension plan covering essentially all employees.  Benefits under all plans are based on years of service and employees' average compensation.  The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully funded.  Most pension plan assets consist of separate accounts of Sun Life Assurance Company of Canada or other insurance company contracts.

The following table sets forth the change in the pension plan's projected benefit obligations and assets, as well as the plan's funded status at December 31, 2001, 2000, and 1999 (in 000's):

Year ended December 31,

2001

2000

1999

Change in projected benefit obligation:

Projected benefit obligation at beginning of year

$ 109,675

$ 99,520

$ 110,792

Service cost

5,968

5,242

5,632

Interest cost

8,698

7,399

6,952

Actuarial loss (gain)

20,089

579

(21,480)

Benefits paid

(3,825)

(3,065)

(2,376)

Projected benefit obligation at end of year

$ 140,605

$ 109,675

$ 99,520

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ 163,204

$ 158,271

$ 151,575

Actual return on plan assets

17,888

8,218

9,072

Benefits paid

(3,825)

(3,285)

(2,376)

Fair value of plan assets at end of year

$ 177,267

$ 163,204

$ 158,271

Funded status

$ 36,662

$ 53,529

$ 58,752

Unrecognized net actuarial loss

5,341

(12,620)

(20,071)

Unrecognized transition obligation

(18,766)

(20,561)

(22,617)

Unrecognized prior service cost

5,922

6,501

7,081

Prepaid benefit cost

$ 29,159

$ 26,849

$ 23,145


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

8.  RETIREMENT PLANS (Continued)

The following table sets forth the components of the net periodic pension cost for the years ended December 31, 2001, 2000 and 1999 (in 000's).

Year Ended December 31,

2001

2000

1999

Components of net periodic benefit cost:

Service cost

$ 5,968

$ 5,242

$ 5,632

Interest cost

8,698

7,399

6,952

Expected return on plan assets

(14,502)

(13,723)

(12,041)

Amortization of transition obligation asset

(2,093)

(2,056)

(2,056)

Amortization of prior service cost

580

580

580

Recognized net actuarial gain

(492)

(1,146)

(554)

Net periodic benefit cost

$ (1,841)

$ (3,704)

$ (1,487)

The Company's share of net periodic benefit cost

$ 13

$ 52

$ 63

The projected benefit obligations were based on calculations that utilize certain assumptions. The assumed weighted average discount rate was 7.0% for the year ended December 31, 2001, 7.5% for the years ended December 31, 2000 and 1999.  The expected return on plan assets for 2001, 2000 and 1999 was 8.75% and the assumed rate of compensation increase for 2001, 2000 and 1999 was 4.50%.

The Company and certain affiliates also participate with Sun Life Assurance Company of Canada and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible.  Under the various plans the Company matches, up to specified amounts, employees' contributions to the plan.  The Company's contributions were $6,200, $8,000 and $26,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS

In addition to pension benefits, the Company and certain affiliates provide certain health, dental, and life insurance benefits ("postretirement benefits") for retired employees and dependents. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company and certain affiliates, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.  The following table sets forth the change in other postretirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, 2001, 2000 and 1999 (in 000's).


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

8.  RETIREMENT PLANS (Continued)

2001

2000

1999

Change in benefit obligation:

Benefit obligation at beginning of year

$ 17,085

$ 12,217

$ 10,419

Service cost

624

529

413

Interest cost

1,296

1,139

845

Actuarial loss

10,956

3,665

1,048

Benefits paid

(792)

(465)

(508)

Benefit obligation at end of year

$ 29,169

$ 17,085

$ 12,217

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ -

$ -

$ -

Employer contributions

792

465

508

Benefits paid

(792)

(465)

(508)

Fair value of plan assets at end of year

$ -

$ -

$ -

Funded Status

$ (29,169)

$ (17,085)

$ (12,217)

Unrecognized net actuarial loss

15,738

4,914

1,469

Unrecognized transition obligation

50

95

140

Prepaid (accrued) benefit cost

$ (13,381)

$ (12,076)

$ (10,608)


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

8.  RETIREMENT PLANS (Continued)

The following table sets forth the components of the net periodic postretirement benefit costs for the years ended December 31, 2001, 2000 and 1999 (in 000's).

2001

2000

1999

Components of net periodic benefit cost

Service cost

$ 624

$ 529

$ 413

Interest cost

1,296

1,139

845

Amortization of transition obligation

45

45

45

Recognized net actuarial loss

381

219

164

Net periodic benefit cost

$ 2,346

$ 1,932

$ 1,467

The Company's share of net periodic benefit cost

$ 10

$ 11

$ 9

In order to measure the postretirement benefit obligation at December 31, 2001 the Company assumed a 16.0% annual rate of increase in the per capita cost of covered health care benefits (5.5% for dental benefits).  In addition, medical cost inflation is assumed to be 12% in 2002 and assumed to decrease gradually to 5.5% for 2013 and remain at that level thereafter.  Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. For example, increasing the health care cost trend rate assumptions by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2001 by $6.1 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $465 thousand. Conversely, decreasing assumed rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2001 by $5.0 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $369 thousand.  The  assumed weighted average discount rate used in determining the postretirement benefit obligation was 7.0% for 2001 and 7.5% for both 2000 and 1999.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

9. FEDERAL INCOME TAXES

The Company files a consolidated federal income tax return with Sun Life Assurance Company of Canada (U.S.) and other affiliates as previously described in Note 1.  Federal income taxes are calculated as if the Company was filing a separate federal income tax return.  A summary of the components of federal income tax expense in the statements of income for the years ended December 31, was as follows (in 000's):

2001

2000

1999

Federal income tax expense:

Current

$   (1,303)

$ 2,112

$ 1,301

Deferred

2,837

(1,154)

879

Total

$ 1,534

$ 958

$ 2,180

Federal income taxes attributable to the operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differs from the federal income tax rate as follows:

2001

2000

1999

Expected federal income tax expense

$ 1,529

$ 944

$ 2,322

Other

5

14

(142)

Federal income tax expense

$ 1,534

$ 958

$ 2,180

The net deferred income tax liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes.  The components of the Company's deferred tax assets and liabilities as of December 31 were as follows:

2001

2000

Deferred tax assets:

Investments, net

$ (619)

$ 650

Actuarial liabilities

3,122

4,442

Total deferred tax assets

2,503

5,092

Deferred tax liabilities:

Deferred policy acquisition costs

(4,885)

(6,418)

Other

(2,298)

(235)

Total deferred tax liabilities

(7,183)

(6,653)

Net deferred tax liabilities

$ (4,680)

$ (1,561)


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

9. FEDERAL INCOME TAXES (Continued)

The Company makes payments under the tax sharing agreements as if it were filing as a separate company.  Cash payments to the Company's parent, Sun Life Assurance Company of Canada (U.S.) for federal income taxes were approximately $339,000 and $701,000, for the years ended December 31, 2001 and 2000, respectively.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits.  The Company is currently under audit by the IRS for the years 1994 and 1995.  In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements.  However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

10. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the group life and group disability products is summarized below (in 000's):

2001

2000

Balance at January 1

$ 20,574

$ 17,755

Less reinsurance recoverable

(5,067)

(4,036)

Net balance at January 1

15,507

13,719

Incurred related to:

Current year

11,354

10,670

Prior years

(786)

(14)

Total incurred

10,568

10,656

Paid losses related to:

Current year

(5,446)

(5,473)

Prior years

(3,092)

(3,395)

Total paid

(8,538)

(8,868)

Balance at December 31

23,615

20,574

Less reinsurance recoverable

(6,078)

(5,067)

Net balance at December 31

$ 17,537

$ 15,507

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustments expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its individual and group disability lines of business.  Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

11. DEFERRED POLICY ACQUISITION COSTS

The following illustrates the changes to the deferred policy acquisition cost asset (in 000's):

2001

2000

Balance at January 1

$ 23,799

$ 27,893

Acquisition costs deferred

1,439

1,901

Amortized to expense during year

(4,898)

(5,844)

Adjustment for unrealized investment gains (losses)

during year

(1,028)

(151)

Balance at December 31

$ 19,312

$ 23,799

12. SEGMENT INFORMATION

The Company conducts business principally in three operating segments and maintains a corporate segment to provide for the capital needs of the various operating segments and to engage in other financing-related activities.  Each segment was defined consistent with the way results are evaluated by the chief operating decision-maker.  Net investment income is allocated based on segmented assets by line of business.

Wealth Management

The Wealth Management segment markets and administers both individual fixed and variable annuity products.

Group Protection

The Group Protection segment markets and administers group life insurance, long-term disability and short-term disability products.  These products are sold to employers that provide group benefits for their employees.

Individual Protection

The only individual products offered are conversions from the group life products.

Corporate

The Corporate segment includes the unallocated capital of the Company and items not otherwise attributable to the other segments.  Management evaluates the results of the operating segments on an after-tax basis. The Company does not materially depend on one or a few customers, brokers or agents.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

12. SEGMENT INFORMATION  (Continued)

The following amounts pertain to the various business segments (in 000's):

Year ended December 31, 2001

Pretax

Total

Total

Income

Net Operating

Total

Revenues

Expenditures

(Loss)

Income(Loss)

Assets

Wealth Management

$ 16,491

$ 16,638

$ (147)

$ 194

$ 571,282

Group Protection

19,407

15,930

3,477

2,641

38,105

Individual Protection

229

898

(669)

(489)

1,284

Corporate

1,864

155

1,709

490

13,199

Total

$ 37,991

$ 33,621

$ 4,370

$ 2,836

$ 623,870

Year ended December 31, 2000

Wealth Management

$ 20,066

$ 18,033

$ 2,033

$ 1,307

$ 711,141

Group Protection

17,194

15,350

1,844

1,199

30,514

Individual Protection

224

301

(77)

(50)

1,040

Corporate

(1,179)

(76)

(1,103)

(717)

10,677

Total

$ 36,305

$ 33,608

$ 2,697

$ 1,739

$ 753,372

Year ended December 31, 1999

Wealth Management

$ 20,565

$ 16,234

$ 4,331

$ 2,958

$ 804,824

Group Protection

16,415

15,541

874

568

25,172

Individual Protection

391

56

335

218

483

Corporate

1,268

173

1,095

711

4,121

Total

$ 38,639

$ 32,004

$ 6,635

$ 4,455

$ 834,600


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

13. REGULATORY FINANCIAL INFORMATION

The Company is required to file quarterly and annual statements with the Insurance Department of the State of New York prepared on an accounting basis prescribed or permitted by the State of New York (statutory basis).  Statutory net income and capital stock and surplus differ from net income and shareholder's equity reported in accordance with GAAP for stock life insurance companies primarily because, under statutory basis accounting, policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and income tax expense reflects only taxes paid or currently payable.

The Company's statutory surplus and net income (loss) are as follows (in thousands):

Year ended December 31,

2001

2000

1999

Statutory surplus and capital

$ 40,434

$ 39,560

$ 41,346

Statutory net (loss) income

333

2,589

4,710

Effective January 1, 2001, the State of New York required that insurance companies domiciled in the State of New York prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual, version effective January 1, 2001, subject to any deviation prescribed or permitted by the State of New York Superintendent of Insurance.

The State of New York has adopted certain prescribed accounting practices that differ from those found in the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001.  Specifically, paragraphs 5 through 11 and paragraphs 17 through 19 of Statement of Statutory Accounting Principle ("SSAP") No. 10, Income Taxes, were not adopted.  In addition, all requirements related to deferred tax assets and deferred tax liabilities in paragraphs 20 and 21 of SSAP No. 10 were not adopted.  The impact of not applying SSAP No. 10 in its entirety was a decrease in statutory surplus of $587,279 for the year ended December 31, 2001.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, are reported as changes in accounting principles in the statutory financial statements. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.  As a result of these changes, the Company reported a change in accounting principle in its statutory financial statements, as an adjustment that increased unassigned funds (surplus), of $62,400 as of January 1, 2001.  This adjustment is due to the valuation of the Company's obligation for postretirement benefits other than pensions ("PBOP") on a NAIC basis as of January 1, 2001.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2001, 2000 and 1999

14. DIVIDEND RESTRICTIONS

The Company's ability to pay dividends is subject to certain restrictions.  New York has enacted laws governing the payment of dividends to stockholders by insurers.  These laws affect the dividend paying ability of the Company.

On September 20, 2000, New York insurance law was amended to permit a domestic stock life insurance company to distribute a dividend to its shareholders, without notice to the Superintendent of Insurance of the State of New York, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of:  (1) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (2) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  Under the previous law, domestic stock life insurers were prohibited from distributing any dividends to shareholders unless the insurer filed a notice of its intention to declare a dividend and its amount with the Superintendent at least 30 days in advance of the proposed declaration, and such proposed distribution was not disapproved by the Superintendent.  Dividends in the amount of $4,700,000 and $6,500,000 were declared and paid during 2000 and 1999, respectively, by the Company to its parent, Sun Life Assurance Company of Canada (U.S.).  These dividends were approved by the Board of Directors and the State of New York Insurance Department.  There were no dividends declared or paid during 2001.

15. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies.  Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.  The Company is not able to reasonably estimate the potential effect on it of any such future assessments.

Litigation

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters beyond the ordinary course of business that could have a material effect upon the financial condition of the Company.

Lease Commitments

The Company leases various facilities and equipment under operating leases with terms of up to 10 years.  As of December 31, 2001, minimum future lease payments under such leases are as follows (in 000's):

2002

$ 286,264

2003

294,072

2004

196,048

Total

$ 776,384

Total rental expense for the years ended December 31, 2001, 2000 and 1999 was $438,000, $419,000, and $565,000, respectively.


INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying balance sheets of Sun Life Insurance and Annuity Company of New York (the "Company") as of December 31, 2001 and 2000, and the related statements of income, stockholder's equity, comprehensive income and of cash flows for each of the three years in the period ended December 31, 2001.  These financial statements are the responsibility of the Company's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Sun Life Insurance and Annuity Company of New York as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

February 15, 2002


UNAUDITED PRO FORMA FIANCIAL STATEMENTS OF

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK


Pro forma Financial Statements

Effective December 31, 2002, Keyport Benefit Life Insurance Company ("KBL"), a wholly owned subsidiary of Keyport Life Insurance Company ("Keyport"), an affiliate, will merge with and into the Company.  The Company will be the surviving company (the "Surviving Company").

The Surviving Company will be licensed and authorized to write all the business that is today being written by KBL.  KBL will cease to exist and the Surviving Company will carry on the business that the Company now conducts along with that previously conducted through KBL.

The following pro forma balance sheet as of December 31, 2001 as well as the pro forma income statement for the year ended December 31, 2001 reflect the pro forma financial position and results of operations of the Surviving Company as if the merger occurred on January 1, 2001.  Since the two companies are affiliates, historical values are used in combining the assets and liabilities, which will not give rise to purchase accounting adjustments.  A pro forma adjustment is necessary to reflect the change in common stock value of the Surviving Company.


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

PRO FORMA BALANCE SHEETS

(in thousands )

December 31, 2001


ASSETS

(Unaudited) KBL

(Audited) SLNY

Pro Forma Adjustments

 (Unaudited)
Surviving
Company

Investments

Available-for-sale fixed maturities at fair value

$ 930,966

$ 109,097

$ 140,063

Mortgage loans

-

24,253

24,253

Policy loans

-

413

413

Short-term investments

-

17,757

17,757

Total investments

930,966

151,520

-

1,082,486

Cash and cash equivalents

50,081

9,107

59,188

Accrued investment income

13,021

1,692

14,713

Deferred policy acquisition costs

3,936

19,312

23,248

Value of business acquired

610

-

-

610

Goodwill

35,314

-

35,314

Deferred federal income taxes

16,581

(4,680)

11,901

Other assets

1,916

7,976

9,592

Separate account assets

231,308

434,263

665,571

Total assets

$ 1,283,433

$ 619,190

-

$ 1,902,623

LIABILITIES

Future contract and policy benefits

$ -

$ 39,919

$ 39,919

 Contractholder deposit funds and other policy
liabilities

885,338

83,462

968,800

Other liabilities and accrued expenses

2,886

2,765

5,651

Separate account liabilities

231,308

434,263

665,571

Total liabilities

$ 1,119,532

$ 560,409

-

$ 1,679,941

STOCKHOLDER'S EQUITY

Common stock

$ 2,000

$ 2,000

(1,900)

$ 2,100

Additional paid-in capital

163,563

29,500

1,900

194,963

Accumulated other comprehensive income (loss)

(3,387)

1,186

(2,201)

Retained earnings

1,725

26,095

27,820

Total stockholder's equity

$ 163,901

$ 58,781

-

$ 222,682

Total liabilities and stockholder's equity

$ 1,283,433

$ 619,190

-

$ 1,902,623


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

PRO FORMA STATEMENTS OF INCOME

(in thousands)

(Unaudited)

(Audited)

(Unaudited)

KBL

SLNY

Surviving

Ten Months Ended 10/31/2001

Two Months Ended 12/31/2001

Year Ended 12/31/2001

Year Ended 12/31/2001

Company Year Ended 12/31/2001

Revenues

Premiums and annuity considerations

$ -

$ -

$ -

$ 19,187

$ 19,187

Net investment income

40,650

10,447

51,098

10,829

61,927

Net realized investment gains (losses)

2,331

(287)

2,044

648

2,692

Fee and other income

3,525

815

4,340

7,327

11,667

Total revenues

46,506

10,975

57,481

37,991

95,472

Benefits and Expenses

Policyowner benefits

33,394

7,720

41,114

19,525

60,639

Other operating expenses

2,701

180

2,881

9,198

12,079

Amortization of goodwill

107

-

107

-

107

    Amortization of deferred policy
acquisition costs

3,448

239

3,687

4,898

8,585

Total benefits and expenses

39,650

8,139

47,789

33,621

81,410

Income before income tax expense

6,856

2,836

9,692

4,370

14,062

Income tax expense

1,835

1,111

2,946

1,534

4,480

Net Income

$ 5,021

$ 1,725

$ 6,746

$ 2,836

$ 9,582


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTE TO THE PRO FORMA FINANCIAL STATEMENTS

On 11/1 2001, KBL assets and liabilities were adjusted to fair market value as part of the acquisition of Keyport and its subsidiaries by Sun Life of Canada (U.S.) Holdings, Inc., an affiliate of the Company.


UNAUDITED FINANCIAL STATEMENTS OF KEYPORT BENEFIT LIFE INSURANCE COMPANY


KEYPORT BENEFIT LIFE INSURANCE COMPANY

UNAUDITED BALANCE SHEETS

(in thousands )

DECEMBER 31,

ASSETS

2001

2000

1999

Available-for-sale fixed maturities at fair value

$ 930,966

$ 510,677

$ 147,039

Cash and cash equivalents

50,081

47,252

23,219

Accrued investment income

13,021

7,558

2,533

Deferred policy acquisition costs

3,936

35,236

19,082

Value of business acquired

610

-

-

Goodwill

35,314

896

1,024

Deferred federal income taxes

16,581

-

-

Other assets

1,616

403

1,149

Separate account assets

231,308

203,451

135,449

Total assets

$ 1,283,433

$ 805,473

329,495

LIABILITIES

 Contractholder deposit funds and other policy
liabilities

885,338

520,887

165,318

Deferred federal income taxes

-

2,213

1,538

Other liabilities and accrued expenses

2,886

7,473

180

Separate account liabilities

231,308

203,451

135,449

Total liabilities

$ 1,119,532

$ 734,024

$ 302,485

STOCKHOLDER'S EQUITY

Common stock

$ 2,000

$ 2,000

$ 2,000

Additional paid-in capital

163,563

62,886

27,886

Accumulated other comprehensive income (loss)

(3,387)

5,252

(2,790)

Retained earnings (deficit)

1,725

1,311

(86)

Total stockholder's equity

$ 163,901

$ 71,449

$ 27,010

Total liabilities and stockholder's equity

$ 1,283,433

$ 805,473

$ 329,495


KEYPORT BENEFIT LIFE INSURANCE COMPANY

UNAUDITED STATEMENTS OF INCOME

(in thousands)

For the 2 month period ended December 31,

For the 10 month period ended October 31,

Year Ended December 31,

2001

2001

2000

1999

Revenues:

Net investment income

$ 10,447

$ 40,650

$ 24,001

$ 7,043

Interest credited to policyholders

7,667

33,278

19,581

4,882

Investment Spread

2,780

7,372

4,420

2,161

Net realized investment gains (losses)

(287)

2,331

(237)

(329)

Fee and other income

815

3,525

3,161

1,307

Total fee income

3,308

13,228

7,344

3,139

Expenses:

Policy benefits

53

116

202

-

Operating expenses

180

2,701

1,951

1,367

Amortization of deferred policy acquisition costs

239

3,448

2,802

794

Amortization of intangible assets

-

107

128

128

Total expenses

472

6,372

5,083

2,289

Income before income taxes

2,836

6,856

2,261

850

Income tax expense

1,111

1,835

864

334

Net income

$ 1,725

$ 5,021

$ 1,397

$ 516


KEYPORT BENEFIT LIFE INSURANCE COMPANY

UNAUDITED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

Accumulated

Additional

Other

Common

Paid-in

Retained

Comprehensive

Stock

Capital

Earnings

Income (Loss)

Total

Balance, December 31, 1998

$ 2,000

$ 12,886

$ (602)

(15)

$ 14,269

Comprehensive income (loss)

Net income

-

-

 516

-

516

Other comprehensive income, net of tax:

Net unrealized investment losses

-

-

-

(2,775)

(2,775)

Comprehensive income

(2,259)

Capital contributions

-

15,000

-

-

15,000

Balance, December 31, 1999

2,000

27,886

(86)

(2,790)

27,010

Comprehensive income (loss)

Net income

-

-

1,397

-

1,397

Other comprehensive loss, net of tax:

Net unrealized investment gains

-

-

-

8,042

8,042

Comprehensive income

9,439

Capital contributions

-

35,000

-

-

35,000

Balance, December 31, 2000

2,000

62,886

1,311

5,252

71,449

Comprehensive income:

Net income

-

-

5,021

-

5,021

Other comprehensive income, net of tax:

Net unrealized investment gains

-

-

-

3,994

3,994

Comprehensive income

9,015

Capital contributions

-

5,000

-

-

5,000

Balance, October 31, 2001

2,000

67,886

6,332

9,246

85,464

Sale of stockholder's equity

(2,000)

(67,886)

(6,332)

(9,246)

(85,464)

Sun Life acquisition cost

2,000

97,563

-

-

99,563

Comprehensive income (loss)

Net income

-

-

1,725

-

1,725

Other comprehensive loss, net of tax:

Net unrealized investment losses

-

-

-

(3,387)

(3,387)

Comprehensive income

(1,662)

Capital contributions

66,000

66,000

Balance, December 31, 2001

$2,000

$163,563

$1,725

$(3,387)

$163,901


KEYPORT BENEFIT LIFE INSURANCE COMPANY

UNAUDITED STATEMENTS OF CASH FLOWS

(in thousands)

 For the 2
month period
ended December 31,

For the 10 month period ended October 31,

Year Ended December 31,

2001

2001

2000

1999

Cash flows from operating activities:

Net income

$ 1,725

$ 5,021

$ 1,397

$ 516

Adjustments to reconcile net income to net cash

(used in) provided by operating activities:

Interest credited to policyholders

7,667

33,278

19,581

4,882

Net realized investment (gains) losses

287

(2,331)

237

329

Change in deferred policy acquisition costs

(3,936)

(1,175)

(16,154)

(15,722)

Change in current and deferred income taxes

(29,563)

10,769

675

1,448

Net change in other assets and liabilities

11,219

(16,155)

(11,803)

(2,976)

Net cash (used in) provided by

operating activities

(12,601)

29,407

(6,067)

(11,523)

Cash flows from investing activities:

Investments purchased - available for sale

(134,456)

(436,780)

(387,234)

(180,624)

Investments sold or matured - available for sale

26,577

132,883

40,715

41,061

Net cash used in investing

activities

(107,879)

(303,897)

(346,519)

(139,563)

Cash flows from financing activities:

Withdrawals from policyholder accounts

(21,595)

(92,097)

(30,119)

(18,030)

Deposits to policyholder accounts

73,415

367,076

371,738

137,949

Capital contributions received

66,000

5,000

35,000

15,000

Net cash provided by

financing activities

117,820

279,979

376,619

134,919

Change in cash and cash equivalents

(2,660)

5,489

24,033

(16,167)

Cash and cash equivalents at beginning of period

52,741

47,252

23,219

39,386

Cash and cash equivalents at end of period

$ 50,081

$ 52,741

$ 47,252

$ 23,219


KEYPORT BENEFIT LIFE INSURANCE COMPANY

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Basis of Presentation

The unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stock life insurance companies.

Change of Control

Through October 31, 2001, Keyport Benefit Life Insurance Company ("the Company") was an indirect wholly owned subsidiary of Liberty Financial Companies, Incorporated ("LFC"), which is a majority-owned, indirect subsidiary of Liberty Mutual Insurance Company ("Liberty Mutual").

On May 3, 2001, LFC announced that it had reached a definitive agreement to sell its annuity and bank marketing businesses to Sun Life Financial Services Inc. ("Sun Life Financial"), a Canadian holding company and parent of Sun Life Assurance Company of Canada ("Sun Life").  The transaction was subject to customary conditions to closing, including receipt of approvals by various state insurance regulators in the U.S., certain other regulatory authorities in the U.S. and Canada and LFC's shareholders.

Effective after the close of business on October 31, 2001, all required approvals had been obtained and Sun Life of Canada (U.S.) Holdings, Inc., an indirect subsidiary of Sun Life, acquired Keyport Life Insurance Company, the Company's parent, as well as the Company and certain affiliates for approximately $1.7 billion in cash.  As part of the acquisition, Sun Life Financial (U.S.) Holdings, Inc., another indirect subsidiary of Sun Life, acquired Independent Financial Marketing Group ("IFMG"), an affiliate of the Company ($20 million of the total purchase price was allocated to IFMG).  The acquisition of the Company and IFMG complements both Sun Life Financial's product array and distribution capabilities and advances Sun Life Financial towards its strategic goal of reaching a top 10 position in target product markets in North America.  Sun Life Financial also expects to reduce costs through economies of scale.

The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards ("SFAS") No. 141 "Business Combinations" and SFAS No. 142 "Goodwill and Other Intangible Assets".  Under the purchase method of accounting, the assets acquired and liabilities assumed are recorded at estimated fair value at the date of acquisition.  The Company is in the process of completing the valuations of a portion of the assets acquired; thus, the allocation of the purchase price is subject to refinement.


FINANCIAL STATEMENTS OF KEYPORT BENEFIT LIFE INSURANCE COMPANY


Report of Independent Auditors

The Board of Directors

Keyport Benefit Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Keyport Benefit Life Insurance Company as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, capital and deficit, and cash flow for each of the three years in the period ended December 31, 2001.  These financial statements are the responsibility of the Company's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the State of New York Insurance Department, which practices differ from accounting principles generally accepted in the United States.  The variances between such practices and accounting principles generally accepted in the United States are described in Note 2.  The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Keyport Benefit Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Keyport Benefit Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the State of New York Insurance Department.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the State of New York Insurance Division.

/s/ Ernst & Young LLP

Boston, Massachusetts

April 5, 2002


Keyport Benefit Life Insurance Company

Balance Sheets-Statutory Basis

December 31

2001

2000

(In Thousands)

Admitted assets

Cash and invested assets:

Bonds

$ 906,095

$500,183

Preferred stocks

-

1,830

Cash

50,082

47,252

Total cash and invested assets

956,177

549,265

Due from separate accounts

9,664

9,435

Accrued investment income

12,821

7,558

Other assets

565

160

Separate account assets

231,283

203,511

Total admitted assets

$1,210,510

$769,929

Liabilities, capital and deficit

Liabilities:

Reserves for future policy benefits

$ 875,458

$510,729

Policy and contract claims

4,383

1,734

Total policy and contract liabilities

879,841

512,463

Accounts payable and accrued expenses

2,750

3,335

Other liabilities

3,368

5,832

Remittances and items not allocated

397

5,391

Separate account liabilities

231,283

203,511

Total liabilities

1,117,639

730,532

Capital and deficit:

Common stock, $2.00 par value; authorized 1,000 shares;

issued and outstanding 1,000 shares

2,000

2,000

Paid-in surplus

131,000

60,000

Unassigned deficit

(40,129)

(22,603)

Total capital and deficit

92,871

39,397

Total liabilities, capital and deficit

$1,210,510

$769,929

See accompanying notes.


Keyport Benefit Life Insurance Company

Statements of Operations-Statutory Basis

Year ended December 31

2001

2000

1999

(In Thousands)

Revenues:

Premiums and annuity considerations

$440,491

$371,738

$137,950

Deposit-type funds

-

96,194

Considerations for supplementary contracts

-

12,925

Separate account fee income

2,973

2,467

998

Net investment income

52,586

23,955

7,030

Other revenues

313

90,414

51

Total revenues

496,363

488,574

255,148

Benefits and expenses:

      Increase in reserves for future policy benefits

364,637

350,942

118,829

Surrender benefits

51,137

23,633

13,002

Annuity benefits

18,711

18,466

14,543

Other benefits

397

3,044

24

434,882

396,085

146,398

Other operating expenses:

Commissions

23,882

24,746

13,424

General insurance expenses

1,477

1,365

1,615

Taxes, licenses and fees

1,320

477

11

Net transfers to separate accounts

46,235

84,235

97,999

Total benefits and expenses

507,796

506,908

259,447

           Loss before federal income tax benefit

and net realized investment losses

(11,433)

(18,334)

(4,299)

Federal income tax benefit (expense) (excluding tax on

capital gains and losses)

(293)

(1,788)

269

Loss before net realized investment losses

(11,140)

(16,546)

(4,568)

Net realized investment losses, net of tax

(2,265)

(184)

-

Net loss

$ (13,405)

$ (16,730)

$ (4,568)

See accompanying notes.


Keyport Benefit Life Insurance Company

Statements of Capital and Deficit-Statutory Basis

Total

Common

Paid-in

Unassigned

Capital and

Stock

Surplus

Deficit

Deficit

(In Thousands)

Balances at January 1, 1999

$2,000

$10,000

$ (269)

$ 11,731

Net loss

(4,568)

(4,568)

Change in nonadmitted assets

(184)

(184)

Change in asset valuation reserve

(232)

(232)

Prior year taxes

(220)

(220)

Capital contribution

15,000

15,000

Balances at December 31, 1999

2,000

25,000

(5,473)

21,527

Net loss

(16,730)

(16,730)

Change in nonadmitted assets

(189)

(189)

Change in asset valuation reserve

(728)

(728)

      Prior year taxes

517

517

Capital contribution

35,000

35,000

Balances at December 31, 2000

2,000

60,000

(22,603)

39,397

Net loss

-

-

(13,405)

(13,405)

Change in nonadmitted assets

-

-

(2,204)

(2,204)

Change in asset valuation reserve

-

-

(1,917)

(1,917)

Capital contribution

-

71,000

-

71,000

Balances at December 31, 2001

$2,000

$131,000

$(40,129)

$ 92,871

See accompanying notes.


Keyport Benefit Life Insurance Company

Statements of Cash Flow-Statutory Basis

Year ended December 31

2001

2000

1999

(In Thousands)

Operations:

Premiums and annuity considerations

$ 440,491

$ 461,978

$ 247,072

Net investment income received

47,509

18,947

5,336

Benefits paid

(67,596)

(43,766)

(27,274)

Commissions and other expenses

(26,756)

(26,552)

(14,980)

Net transfers to separate accounts

(46,463)

(87,549)

(103,252)

Separate account fee income

2,973

2,467

998

Other revenues received less other expenses

313

691

51

Federal income taxes recovered

749

5,153

474

Net cash provided by operations

351,220

331,369

108,425

Investment activities:

Proceeds from sales, maturities or repayments of

investments

159,460

40,715

41,061

Cost of investments acquired

(571,236)

(387,234)

(180,624)

Net cash used in investment activities

(411,776)

(346,519)

(139,563)

Financing and other activities:

Capital contribution received

71,000

35,000

15,000

Other applications, net

(7,614)

4,183

(29)

Net cash provided by financing and other activities

63,386

39,183

14,971

Net increase (decrease) in cash

2,830

24,033

(16,167)

Cash:

Beginning of year

47,252

23,219

39,386

End of year

$ 50,082

$ 47,252

$ 23,219

See accompanying notes.


Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

1.  Organization

Keyport Benefit Life Insurance Company ("the Company") is a wholly owned subsidiary of Keyport Life Insurance Company ("Keyport Life").  Prior to December 31, 2000, Keyport Life was a wholly owned subsidiary of SteinRoe Services Inc. ("SteinRoe"), which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), an indirect subsidiary of Liberty Mutual Insurance Company.  SteinRoe was merged into Liberty Financial on December 31, 2000.  Effective after the close of business on October 31, 2001, all of the outstanding shares of Keyport Life and its subsidiaries, including the Company, were acquired by Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco") for approximately $1.7 billion.  Life Holdco is a member of the Sun Life Financial Group Insurance Holding Company System and is an indirect subsidiary of Sun Life Assurance Company of Canada. The Company is licensed in the State of New York and offers fixed and variable annuities and accident and health policies.

2.  Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with insurance accounting practices prescribed or permitted by the New York State Insurance Department.  These practices differ from accounting principles generally accepted in the United States (GAAP).  The more significant variances are as follows:  (a) the costs related to acquiring and renewing business are charged to current operations as incurred rather than deferred and amortized over the premium-paying period or in proportion to the present value of estimated gross profits; (b) effective January 1, 2001, life premiums are recognized as income over the premium paying period of the related policies and annuity considerations are recognized as revenue when received; (c) policy reserves are based on statutory mortality and interest requirements rather than full account value; (d) deferred federal income taxes are not provided for the difference between the financial reporting and tax bases of assets and liabilities for statutory purposes (as prescribed or permitted by the New York State Insurance Department), whereas, they are required for GAAP; (e) certain assets designated as "nonadmitted assets" (principally furniture and equipment, leasehold improvements and certain agents' debit balances) have been excluded from the balance sheet through a charge to surplus; (f) bonds are generally carried at amortized cost irrespective of the Company's investment portfolio activity; (g) the asset valuation reserve ("AVR"), which is in nature a contingency reserve for possible losses on investments, is recorded as


Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

2.  Summary of Significant Accounting Policies (continued)

a liability through a charge to surplus; and (h) the interest maintenance reserve ("IMR"), which is designed to include deferred realized gains and losses (net of applicable federal income taxes) due to interest rate changes on investments, is also recorded as a liability.  These deferred net realized investment gains or losses are amortized into future income generally over the original period to maturity of the assets sold.

Permitted Statutory Accounting Practices

The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York Insurance Department.  Currently, "prescribed" statutory accounting practices are interspersed throughout state insurance laws and regulations, the NAIC's Accounting Practices and Procedures Manual and a variety of other NAIC publications.  "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

Effective January 1, 2001, the State of New York required that insurance companies domiciled in the State of New York prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual, version effective January 1, 2001, subject to any deviations prescribed or permitted by the Superintendent of Insurance of the State of New York.

In accordance with the practices prescribed by the State of New York, the Company did not adopt the components of Statement of Statutory Accounting Principles ("SSAP") No. 10, Income Taxes, which relates to deferred tax assets and deferred tax liabilities.  The impact of not applying SSAP No. 10 in its entirety is a decrease in statutory surplus of $1,097,305 for the year ended December 31, 2001.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual, version effective January 1, 2001, are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company had no material cumulative change in accounting principles to report as of January 1, 2001.

Investments

All investments are valued in accordance with guidelines provided by the NAIC.  Bonds are carried at amortized cost, except for those bonds in or near default, which are recorded at the lower of amortized cost or fair value. Equity securities of nonaffiliated companies are carried at fair value.


Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

2. Summary of Significant Accounting Policies (continued)

Realized investment gains and losses are calculated on a first-in, first-out basis.   Net realized investment gains or losses include gains on sales of equity securities and credit-related gains and losses on fixed maturities, net of applicable federal income taxes.  Interest-related realized investment gains or losses are deferred in the IMR and amortized under the grouped method.  The grouped method classifies realized investment gains and losses, net of applicable taxes, according to the number of calendar years to expected maturity.  The groupings are in bands of five calendar years, with amortization factors for each band provided by the NAIC's Securities Valuation Office.

For the mortgage-backed bond portion of the bond portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

Cash and Short-term Investments

Cash and short-term investments represent cash balances and short-term investments having a maturity of three months or less when purchased.  Short-term investments are stated at amortized cost.

Policy and Contract Reserves

The reserves for annuity and other accident and health contracts are computed in accordance with presently accepted actuarial standards and are based on actuarial assumptions and methods which produce reserves at least as great as those required by law and contract provisions.

Income and Expenses

Annuity considerations are recognized as revenue when received.  Commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.


Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

2. Summary of Significant Accounting Policies (continued)

Separate Accounts

Separate account assets, which are valued at fair value, consist principally of investments in mutual funds and are included as a separate caption in the balance sheet.  The policyholders bear the investment risk.  Investment income and changes in asset values related to policyholders are fully allocated to variable annuity and variable life policyholders and, therefore, do not affect the operating results of the Company. The Company provides administrative services and bears the mortality risk related to these contracts. The statement of income includes the premiums, benefits and other items (including transfers to and from the separate account) arising from the operations of the separate account.

Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in determining estimated fair values of financial instruments:

Bonds:  Fair values for bonds are based on quoted market prices, where available.  For bonds not actively traded, the estimated fair values are determined using values from independent pricing services or, in the case of private placements, are determined by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the securities.

Cash and Short-Term Investments:  The carrying value of cash and short-term investments approximates fair value.

Reserves for Future Policy Benefits:  Deferred annuity contracts are assigned fair value equal to current net surrender value.  Annuitized contracts are valued based on the present value of the future cash flows at current pricing rates.

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.


Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

2. Summary of Significant Accounting Policies (continued)

Reclassifications

Certain reclassifications have been made in the 2000 financial statements to conform to the classifications used in 2001.

3.  Investments

Bonds

The carrying value and fair value of investments in long-term bonds as of December 31, 2001 and 2000 are as follows (in thousands):

December 31, 2001

Gross

Gross

Carrying

Unrealized

Unrealized

Fair

Value

Gains

Losses

Value

 U.S. Treasury securities

$ 4,121

$ 113

$ 0

$ 4,234

 Mortgage backed securities of U.S.
government corporations and agencies

114,639

907

(67)

115,479

 Corporate securities

651,932

22,889

(3,367)

671,454

 Other mortgage-backed securities

53,211

2,955

(116)

56,050

 Asset-backed securities

82,192

2,434

(1,014)

83,612

$906,095

$29,298

$(4,564)

$930,829


December 31, 2000

Gross

Gross

Carrying

Unrealized

Unrealized

Fair

Value

Gains

Losses

Value

 U.S. Treasury securities

$ 4,921

$ 3

$ (70)

$ 4,854

 Mortgage backed securities of U.S.
government corporations and agencies

43,426

644

(39)

44,031

 Corporate securities

332,926

7,562

(2,564)

337,924

 Other mortgage-backed securities

47,350

2,011

(32)

49,329

 Asset-backed securities

71,560

1,514

(362)

72,712

$500,183

$11,734

$(3,067)

$508,850


Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

3.  Investments (continued)

Contractual Maturities

The carrying value and fair value of bonds by contractual maturity as of December 31, 2001 are as follows (in thousands):

December 31, 2001

Carrying

Fair

Value

Value

Due in one year or less

$ 11,835

$ 12,860

Due after one year through five years

413,174

429,341

Due after five years through ten years

180,642

183,487

Due after ten years

50,402

50,000

Mortgage and asset backed

250,042

255,141

Total bonds

$906,095

$930,829

At December 31, 2001 and 2000, bonds with an amortized cost of $612,946 and $500,000, respectively, were on deposit with state insurance departments to satisfy regulatory authorities.

Net Investment Income

Net investment income is summarized as follows (in thousands):

Year ended December 31

2001

2000

1999

Bonds

$48,651

$22,497

$6,502

Preferred stock

89

-

603

Cash and short-term investments

4,201

1,754

7,105

Gross investment income

52,941

24,251

62

Investment expenses

524

251

7,043

52,417

24,000

(13)

Amortization of interest maintenance reserve

169

(45)

$7,030

Net investment income

$52,586

$23,955


Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

3. Investments (continued)

Net Investment Income (continued)

There were no non-income producing bonds as of December 31, 2001, 2000 and 1999.  The Company's policy is to exclude all investment income due and accrued with amounts that are over 90 days past due or where the collection of interest is uncertain.  The Company had no due and accrued interest income excluded from surplus at December 31, 2001.

Net Realized Investment (Losses) Gains

Net realized investment (losses) gains are as follows (in thousands):

Year ended December 31

2001

2000

1999

Bonds:

Gross gains

$ 3,284

$ 436

$ 37

Gross losses

(7,983)

(673)

(366)

(4,699)

(237)

(329)

Federal income tax benefit

(1,041)

(53)

(115)

(3,658)

(184)

(214)

 Less: realized losses transferred to the interest
maintenance reserve (net of applicable federal income tax
benefit of  $751, $0 and $115, in 2001,  2000 and 1999)

(1,393)

-

(214)

Net realized investment losses

$ (2,265)

$ (184)

$ -

4.  Federal Income Taxes

The Company files a consolidated federal income tax return with Keyport Life and Independence Life and Annuity Company.  Allocation of consolidated income is subject to a written agreement approved by the State of New York and is based upon separate return calculations with current credit for net losses incurred to the extent those losses are used in the consolidated return.  The Company will be eligible to file a consolidated return with Liberty Financial beginning in 2003.

Effective after the close of business on October 31, 2001, the Company and its affiliates will be eligible to file a  consolidated return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("US Holdco") beginning 2006.  US Holdco is a member of the Sun Life Financial Group Insurance Holding Company System and is an indirect subsidiary of Sun Life Assurance Company of Canada. Allocation of consolidated income is subject to a written agreement approved by the State of New York, effective January 1, 1998, and is based upon separate return calculations with current credit for net losses incurred to the extent those losses are used in the consolidated return.  Intercompany balances are settled quarterly.


Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

4.  Federal Income Taxes (continued)

There were no operating loss or tax credit carry forwards available at December 31, 2001.  The Company has no taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses.

As of January 1, 2001, in accordance with the practices prescribed by the State of New York, the Company did not adopt the components of SSAP No. 10, Income Taxes, which relates to deferred tax assets and deferred tax liabilities.

The current income tax benefit for the years ended December 31, 2001 and 2000 included a tax benefit on current year operations of $292,860 and $1,787,731, respectively.  Among the more significant book to tax differences are the following at December 31, 2001 and 2000 (in thousands):

December 31, 2001

December 31, 2000

Amount

Tax Effect

Amount

Tax Effect

Loss before taxes

$ (11,433)

$ (4,002)

$ (18,334)

$ (6,417)

Book/tax reserves

5,412

1,894

5,323

1,863

Deferred acquisition costs

5,093

1,783

(471)

(165)

Investments

(944)

(330)

8,163

2,857

Dividend received deduction

(150)

(53)

(11)

(4)

Goodwill

3

1

-

-

Prior year taxes

-

414

-

-

Other, net

-

-

221

78

Taxable loss

$ (2,020)

$ (293)

$ (5,109)

$ (1,788)

Year ended December 31,

1999

Computed expected tax benefit

$(1,505)

Policy acquisition costs

943

Net amortization of investment discounts and premiums

(16)

Difference between statutory and tax reserves

846

Separate account dividends received deduction

(4)

Other, net

5

Federal income tax expense

$ 269

Taxes payable of $2,519,891 and $3,104,754 are included in accounts payable and accrued expenses at December 31, 2001 and 2000, respectively.


Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

5. Reinsurance

In the ordinary course of business, the Company reinsures certain risks associated with its life and annuity policies.  Although reinsurance agreements contractually obligate the Company's reinsurers, the Company is contingently liable for these amounts in the event the assuming insurance organizations are unable to meet their contractual obligations.  At December 31, 2001, the Company's reinsurance was concentrated with one company.  Total insurance in force ceded was $304,233,336 and $321,431,307 at December 31, 2001 and 2000, respectively.  Premiums ceded were $412,867 and $230,235 for the years ended December 31, 2001 and 2000, respectively.  There was no reinsurance in affect as of and for the year ended December 31, 1999.

As of December 31, 2001, the amount of aggregate reduction in surplus (for agreements other than those under which the reinsurer may unilaterally cancel for reasons other than for nonpayment of premium or other similar credits) expected if of all reinsurance agreements were terminated, by either party, is estimated at $15,443,722.


Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

6. Transactions with Affiliated Companies

The Company received additional capital contributions of  $71,000,000 and $35,000,000 from Keyport Life for the years ended December 31, 2001 and 2000, respectively.

During December 2001, the Company entered into an administrative services agreement with Sun Capital Advisers, Inc. ("SCA"), an affiliate, under which SCA acts as investment manager for certain of the Company's portfolios.  No material amounts had been charged for these services as of December 31, 2001.

Also during December 2001, the Company entered into a management services agreement with Sun Life Assurance Company of Canada ("SLOC") and Sun Life Assurance Company of Canada (U.S.) ("SLUS") whereby SLOC and SLUS provide administrative, financial, management, investment and other services to the Company.  As of December 31, 2001, no material charges were incurred by the Company under this agreement.

Prior to the acquisition of the Company and certain affiliates on October 31, 2001 by Life Holdco, the Company had an agreement with Keyport Life whereby Keyport Life provided for corporate general and administrative expenses and corporate overhead, such as executive, legal support and investment management services.  The total amount reimbursed Keyport Life by the Company was $1,283,509, $1,450,963 and $1,109,209 in 2001,2000 and 1999, respectively.

7.  Dividend Restrictions

The maximum amount of dividends which can be paid by the Company without prior approval of the Superintendent of Insurance of the State of New York is subject to restrictions. On September 20, 2000, New York insurance law was amended to permit a domestic stock life insurance company to distribute a dividend to its shareholders, without notice to the Superintendent of Insurance of the State of New York, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of:  (1) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (2) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  Under the previous law, domestic stock life insurers were prohibited from distributing any dividends to share holders unless the insurer filed a notice of its intention to declare a dividend and its amount with the Superintendent at least 30 days in advance of the proposed declaration, and such proposed distribution was not disapproved by the Superintendent.  No dividends were declared and paid during 2001.  The Company has not paid dividends since its acquisition by Keyport Life.


Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

8.  Commitments and Contingencies

Leases

The Company leases its home office, data processing equipment, furniture and certain office facilities from others under operating leases expiring in various years through 2006.  Rental expense amounted to $20,400 and $17,808 for the years ended December 31, 2001 and 2000, respectively.  The total of the minimum future rental payments under noncancelable operating leases having remaining terms in excess of one year at December 31, 2001 is $100,170.

Other Matters

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters beyond the ordinary course of business that could have a material effect upon the financial condition of the Company.

The national tragedy of September 11, 2001 has had an adverse impact on the airline, hotel and hospitality businesses.  The Company has fixed maturities invested in entities associated with these industries.  The Company has considered the recoverability of these investments as of December 31, 2001 and has determined that no material other-than-temporary declines in value exist.  The Company will continue to monitor the recoverability of these investments to determine if any other-than-temporary declines due to the decrease in market value are necessary.  The Company has reviewed its insurance contracts to quantify potential losses, if any, as a result of the tragedy and has determined that there is no material claims exposure to the Company.


Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

9.  Annuity Reserves

At December 31, 2001, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows (in thousands):

Amount

Percent

Subject to discretionary withdrawal (with adjustment)

At book value less current surrender charge of 5%

or more

$ 871,600

78.56%

At market value

222,498

20.06%

Total with adjustment or at market value

1,094,098

98.62%

Subject to discretionary withdrawal (without

adjustment) at book value with minimal or no

15,315

1.37%

charge or adjustment

Not subject to discretionary withdrawal

42

.01%

Total gross annuity reserves and deposit fund liabilities

1,109,455

100.00%

Less: reinsurance ceded

15,444

Total net annuity reserves and deposit fund liabilities

$1,094,011

The carrying value and fair value of the Company's reserves for future policy benefits at December 31, 2001 was $875.5 million and $833.1 million, respectively, and $510.7 million and $509.4 million at December 31, 2000, respectively.


Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

10.  Separate Accounts

The Company had reserves for nonguaranteed separate accounts subject to discretionary withdrawal at a market value of $231,282,846 and $203,511,421 at December 31, 2001 and 2000, respectively.  A reconciliation of the amounts transferred to and from the separate accounts is presented below (in thousands):

Year ended December 31 2001

 Transfers as reported in the Summary of Operations
    of the Separate Accounts Statement:

 Transfers from separate accounts

$ 56,414

 Transfers to separate accounts

(10,179)

 Net transfers to separate accounts

46,235

 Reconciling adjustments

-

 Transfers as reported in the Summary of Operations
of the Life, Accident & Health Annual Statement

$ 46,235

11.  Risk-Based Capital

Life and health insurance companies are required to calculate Risk-Based Capital (RBC) in accordance with instructions set forth by the NAIC.  RBC is a means of setting the capital standards for insurance companies to support their operations and encompasses various risks associated with the business, including asset quality, premium volume, policy reserves and interest rates.  The RBC is then compared to the Company's total adjusted capital, which is comprised of reported capital and surplus adjusted for the asset valuation reserve.  The Company's capital and surplus exceeds the RBC requirements at December 31, 2001.